As filed with the  Securities  and Exchange  Commission on or about
December 27, 2000

                                         Securities Act Registration No. 33-1932
                                Investment Company Act Registration No. 811-3793

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      []
         Pre-Effective Amendment No.                                         []
         Post-Effective Amendment No.   23                                  [X]
                                      -------
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              []
         Amendment No.   24                                                 [X]
                       --------
                        (Check appropriate box or boxes)

                          STRONG OPPORTUNITY FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)
           Registrant's Telephone Number, including Area Code: (414) 359-3400
                             Elizabeth N. Cohernour
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box).

          [ ] immediately  upon filing pursuant to paragraph (b) of Rule 485
          [X] on December 29, 2000 pursuant to paragraph (b) of Rule 485
          [ ] 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
          [ ] on (date)  pursuant to  paragraph  (a)(1) of Rule 485
          [ ] 75 days after filing  pursuant to paragraph  (a)(2) of Rule 485
          [ ] on (date)  pursuant to  paragraph  (a)(2) of Rule 485

         If appropriate, check the following box:

                  [X]      this  post-effective   amendment   designates  a  new
                           effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement of Strong Opportunity Fund, Inc., which is currently comprised of one Fund, relates to the addition of the Strong Science and Technology Fund, which will offer retail class shares, and the Strong Advisor Endeavor 20 Fund, which will offer Class A, Class B, Class C, and Class L shares. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect the separate Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 21, except to update the exhibit index of the Strong Opportunity Fund.

                                                    PROSPECTUS DECEMBER 29, 2000






                                                                          Strong
                                                             Advisor Endeavor 20
                                                                            Fund


                                                             Classes A, B, and C













                                                     [STRONG LOGO]   STRONG

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION

What are the fund's goals? ....................................................1

What are the fund's principal investment strategies? ..........................1

What are the main risks of investing in the fund? .............................2

What are the fund's fees and expenses? ........................................4

Who are the fund's investment advisor and portfolio managers? .................6

OTHER IMPORTANT INFORMATION YOU SHOULD KNOW ...................................7

YOUR ACCOUNT

Distribution Fees .............................................................8

Share Price ...................................................................8

What Share Classes We Offer ...................................................9

How to Reduce Your Sales Charge ..............................................12

Buying Shares ................................................................13

Selling Shares ...............................................................15

Additional Policies ..........................................................17

Distributions ................................................................18

Taxes ........................................................................19

Services For Investors .......................................................20

Reserved Rights ..............................................................22

for More Information .................................................Back Cover

IN THIS PROSPECTUS, "WE" OR "US" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR, ADMINISTRATOR, AND TRANSFER AGENT FOR THE STRONG ADVISOR FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUND'S GOALS?

The STRONG ADVISOR ENDEAVOR 20 FUND seeks capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?


Under normal market conditions, the fund invests its assets in the stocks of 20 to 30 companies of any size that its managers believe have above-average earnings growth prospects. The fund's managers select stocks that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (for example, companies showing a growth trend or that are well positioned in a growth industry). The managers may sell a holding when the company's growth prospects become less attractive or to take advantage of a better investment opportunity.

To a limited extent, the fund writes put and call options. This means that the fund sells an option to another party to either sell a stock to (put) or buy a stock from (call) the fund at a predetermined price in the future. When the fund writes put or call options, it will receive fees or premiums but is exposed to losses due to changes in the value of the stock against which the put or call is written. Writing options can serve as a limited or partial hedge against adverse market movements. This is because declines in the value of the hedged stock will be offset by the premium received for writing the option. Whether or not this hedging strategy is successful depends on a variety of factors, particularly the ability of the fund's managers to predict movements of the price of the hedged stock. The managers' decision to engage in this hedging strategy will reflect the managers' judgment that writing an option on a stock will provide value to the fund and its shareholders. To a limited extent, the fund may also invest in foreign securities.

The fund's active trading approach may increase the fund's costs, and these additional costs may reduce the fund's performance. The fund's active trading approach may also increase the amount of capital gains tax that you pay on the fund's returns.

The managers of the fund may invest any amount in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the fund if the market goes up. In this case, the fund may not achieve its investment goal.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

GENERAL STOCK RISKS: The major risks of the fund are those of investing in the stock market. That means the fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.


FOREIGN SECURITIES RISKS: The fund may invest up to 25% of its assets in foreign securities. Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

GROWTH-STYLE INVESTING RISK: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the fund focuses on growth-style stocks, the fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

MANAGEMENT RISK: The fund is subject to management risk because it is actively managed. There is no guarantee that the investment techniques and risk analyses used by the managers will produce the desired results.

NONDIVERSIFIED PORTFOLIO RISK: The fund is a nondiversified fund, so compared to a diversified fund, it may take larger positions in individual stocks. As a result, the shares of this fund may tend to fluctuate in value more than those of a fund investing in a broader range of securities.

SMALLER AND MEDIUM COMPANIES RISK: The fund invests a substantial portion of its assets in the stocks of smaller-and medium-capitalization companies. Small- and medium-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater the risk.

WRITING OPTIONS RISK: The fund writes put and call options. The fund will receive fees for writing options but is exposed to losses due to an adverse change in the value of the underlying asset against which the option was written. Transactions involving written options may include elements of leverage and could magnify a fund's losses. Using options in this manner may reduce a fund's opportunity for investment gain. To the extent required to cover the financial exposure created by the use of these instruments, the fund will offset potential obligations either through the use of derivative instruments (such as options and futures) or through the identification of liquid assets on its books and records.


The fund is appropriate for investors who are comfortable with the risks described here and whose financial goals are five or more years in the future. The fund is not appropriate for investors concerned primarily with principal stability.

FUND STRUCTURE

The fund has adopted a multiple class plan and offers several classes of shares. Only the Class A, B, and C shares are offered in this prospectus. The principal differences among Class A, B, and C shares are each class' sales charges and annual expenses. Class A shares are subject to a front-end sales charge. Class B, and C shares are subject to a contingent deferred sales charge (CDSC), and Class A shares are subject to a CDSC in limited circumstances. Class A, B, and C shares are subject to distribution fees under a Rule 12b-1 plan. Because distribution fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, B, or C shares and may cost more than other types of sales charges.

The bar chart and performance table for the fund are not presented here because the fund is new and did not begin operations until December 29, 2000.


WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
(fees paid directly from your investment)

-------------------------------- ---------------------------- --------------------------------------

                                    MAXIMUM SALES CHARGE      MAXIMUM CDSC (AS A PERCENTAGE OF THE
                                 (LOAD) IMPOSED ON PURCHASES             PURCHASE PRICE)
FUND / SHARE CLASS

-------------------------------- ---------------------------- --------------------------------------
-------------------------------- ---------------------------- --------------------------------------

ADVISOR ENDEAVOR 20
Class A                                     5.75%                             None
Class B                                     None                              5.00%
Class C                                     None                              1.00%

-------------------------------- ---------------------------- --------------------------------------


You may not pay the maximum sales charge because waivers and reduced sales charges are available in some cases. In addition, some Class A purchases of $1 million or more or without an initial sales charge may be subject to a 1% CDSC if redeemed within 12 months of purchase. Class C purchases will be subject to a 1% CDSC if redeemed within 12 months of purchase. See "What Share Classes We Offer."


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

-------------------------------- ----------------- ----------------------- ------------------- -----------------------
                                 MANAGEMENT FEES     12B-1 DISTRIBUTION     OTHER EXPENSES*      TOTAL ANNUAL FUND
FUND / SHARE CLASS                                    AND SERVICE FEES                           OPERATING EXPENSES
-------------------------------- ----------------- ----------------------- ------------------- -----------------------
-------------------------------- ----------------- ----------------------- ------------------- -----------------------

ADVISOR ENDEAVOR 20
Class A                               0.75%                0.25%                 0.81%                 1.81%
Class B                               0.75%                1.00%                 0.81%                 2.56%
Class C                               0.75%                1.00%                 0.81%                 2.56%

-------------------------------- ----------------- ----------------------- ------------------- -----------------------

*BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



------------------------------------------------------ ---------------- ---------------
SHARE CLASS                                                1 YEAR          3 YEARS
------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class A                                                     $748            $1,112

------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class B (if you redeem your shares)                         $771            $1,226

------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class B (if you do NOT redeem your shares)                  $259            $796
                   ---

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------------------------------------------------------ ---------------- ---------------

Class C (if you redeem your shares)                         $362            $796

------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class C (if you do NOT redeem your shares)                  $259            $796
                   ---

------------------------------------------------------ ---------------- ---------------


WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the fund. Strong provides investment management services for mutual funds and other investment portfolios representing assets, as of October 31, 2000 of over $45 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, several of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

The following individuals are the fund's portfolio managers:

THOMAS J. PENCE co-manages the ADVISOR ENDEAVOR 20 FUND. He has over nine years of investment experience and is a Chartered Financial Analyst. He joined Strong in October 2000 as an equity portfolio manager and has co-managed the ADVISOR ENDEAVOR 20 FUND since its inception in December 2000. From June 1992 to October 2000, Mr. Pence was an equity portfolio manager at Conseco Capital Management, Inc. From 1987 to June 1991, Mr. Pence was Director of Development at The Forum Group. Mr. Pence received his bachelors degree in Business from Indiana University in 1983 and his Masters of Business Administration in Finance from the University of Notre Dame in 1986.

ERIK J. VOSS co-manages the ADVISOR ENDEAVOR 20 FUND. He has over seven years of investment experience and is a Chartered Financial Analyst. He joined Strong in October 2000 and has co-managed the ADVISOR ENDEAVOR 20 FUND since its inception in December 2000. From January 1997 to October 2000, Mr. Voss was employed at Conseco Capital Management, Inc. as a portfolio manager. From May 1993 to December 1996, he was an analyst at Gardner Lewis Asset Management, L.P. Mr. Voss received his bachelors degree in Mathematics in 1989 and his masters degree in Finance from the University of Wisconsin in 1993.


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


To a limited  extent,  the fund may  participate in the initial public  offering
(IPO) market. When a fund is small, IPOs may greatly increase the fund's total returns. But, as the fund grows larger, the fund is unlikely to achieve the same level of returns from IPOs. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies.


YOUR ACCOUNT

DISTRIBUTION FEES
--------------------------------------------------------------------------------


The fund has adopted a Rule 12b-1 distribution and service plan for its Class A, B, and C shares. Under the distribution and service plan, the fund pays its distributor or others to sell shares of a given class. These expenses may also include service fees paid to securities dealers or others that provide ongoing account services to distributors and shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Strong Investments, Inc. (the "Distributor") for other expenses including: (1) printing and distributing prospectuses to persons other than shareholders; and (2) preparing, printing, and distributing advertising and sales literature and reports to shareholders used for sales purposes. The distribution and service fees charged to each class are based only on the fees attributable to that particular class. See "What Share Classes We Offer" for a description of the distribution and service fees paid by each class. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost more than other types of sales charges.


SHARE PRICE
--------------------------------------------------------------------------------


Your price for buying, selling, or exchanging specific classes of shares is the net asset value per share (NAV) for that class of shares plus any applicable sales charges. NAV is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.


NAV is based on the market value of the securities in a fund's portfolio. If market prices are not available, NAV is based on a security's fair value as determined in good faith by us under the supervision of the Board of Directors of the Strong Advisor Funds.

((Side Box))
---------------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing net assets attributable to the class of shares (the value of the investments, cash, and other assets attributable to the class of shares minus the fund's liabilities attributable to the class of shares) by the number of shares in the class outstanding.
---------------------------------------------------------------

FOREIGN SECURITIES
Some of the fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate an NAV. As a result, the fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a fund's NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when we calculate a fund's NAV generally will not be reflected in the fund's NAV. These events will be reflected in the fund's NAV when we, under the supervision of the Board of Directors of the Strong Advisor Funds, determine that they would have a material effect on the fund's NAV.

WHAT SHARE CLASSES WE OFFER

We offer several classes of fund shares in this prospectus, each with a different combination of sales charges, fees, eligibility requirements, and other features. Your financial advisor can help you determine which class is best for you. A brief summary of each class is presented below and a more detailed description follows the table.

------------------------- ------------------------------- ------------------------------- ----------------------

                               CLASS A                         CLASS B                         CLASS C

------------------------- ------------------------------ -------------------------------- ----------------------
------------------------- ------------------------------ -------------------------------- ----------------------


Initial Sales Charge          5.75% or less               None                            None


------------------------- ------------------------------ --------------------------------- ---------------------
------------------------- ------------------------------ --------------------------------- ---------------------

                                 1% on purchases of       5% on shares sold within
Deferred Sales Charge          $1 million or more sold   the first year, declining        1% on purchases sold
                                  within 12 months         to 1% within six years           within 12 months
                                                         and eliminated after that

------------------------- ----------------------------- --------------------------------- -----------------------
------------------------- ----------------------------- --------------------------------- -----------------------


Maximum 12b-1 Fees                0.25%                  1.00%                             1.00%


------------------------- ---------------------------- ---------------------------------- -----------------------

CLASS A SHARES


You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of 0.25% of the fund's average daily net assets, which compensates your financial advisor for providing ongoing service to you. The Distributor retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the fund is as follows:


------------------------------------ ------------------------- ---------------------------- --------------------------
                                                                                                AUTHORIZED DEALER
                                       SALES CHARGE AS % OF     SALES CHARGE AS % OF NET       COMMISSION AS % OF
AMOUNT OF PURCHASE                    PUBLIC OFFERING PRICE          AMOUNT INVESTED          PUBLIC OFFERING PRICE
------------------------------------ ------------------------- ---------------------------- --------------------------
Less than $50,000                             5.75%                       6.10%                       5.00%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$50,000 but less than $100,000                4.50%                       4.71%                       3.75%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$100,000 but less than $250,000               3.50%                       3.63%                       2.80%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$250,000 but less than $500,000               2.50%                       2.56%                       2.00%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$500,000 but less than $1,000,000             2.00%                       2.04%                       1.60%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$1,000,000 and over                           0.00%                       0.00%                       1.00%
------------------------------------ ------------------------- ---------------------------- --------------------------


If you invest $1 million or more, you can buy Class A shares without an initial sales charge. However, if you sell (redeem) your shares within 12 months of purchase, you may have to pay a CDSC of 1% of your purchase price. You do not have to pay this CDSC if your financial advisor has made arrangements with the Distributor and agrees to waive the commission.


CLASS B SHARES


You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge, so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1.00% of the funds' average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee compensates the Distributor for paying your financial advisor a 4.00% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will have to pay a CDSC, based on your purchase price, according to the following schedule.


                             ------------ ------------ ------------- ------------ ------------ ------------ ----------

                                            1 YEAR OR    2 YEARS OR   3 YEARS OR    4 YEARS OR   5 YEARS
                                            MORE, BUT    MORE, BUT     MORE, BUT    MORE, BUT    OR MORE,
                               LESS THAN    LESS THAN   LESS THAN 3    LESS THAN   LESS THAN 5   BUT LESS   6 YEARS
YEARS SINCE PURCHASE            1 YEAR       2 YEARS       YEARS        4 YEARS       YEARS      THAN 6      OR MORE
                                                                                                   YEARS

----------------------------- ------------ ------------ ------------- ------------ ------------- ---------- ----------
---------------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------
CDSC                             5%           4%            4%           3%           2%           1%         None

You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


Class B shares are only available for purchases up to $500,000.


CLASS C SHARES


You can buy Class C shares at the offering price, which is the net asset value per share without an up-front sales charge. Class C shares are also subject to annual distribution and service fees of 1.00%. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor a 1% up-front sales commission. The Distributor advances the first-year's service and distribution fees. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.


If you sell (redeem) your Class C shares within 12 months of purchase, you will have to pay a CDSC of 1% of your purchase price.

------------------------------------ -------------------------------------------

We place any investment of $1 INITIAL INVESTMENT ADDITIONAL INVESTMENT million or more in Class A shares, MINIMUM MINIMUM because there is no initial sales charge and Class A's annual expenses are lower.


HOW TO REDUCE YOUR SALES CHARGE

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time of your investment to help ensure that you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Strong Advisor Funds to take advantage of the lower sales charges for large purchases of Class A shares.

o RIGHTS OF ACCUMULATION - lets you combine all of your shares in the Strong Advisor Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may be included.

o LETTER OF INTENT - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your letter of intent.


REINSTATEMENT  PRIVILEGE
If you sell your shares of a Strong Advisor Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except that proceeds from the sale of Class B shares will be reinvested in Class A shares. If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid, but a new CDSC may apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.


This privilege does not apply to shares you buy and sell under our exchange program.


SALES CHARGE  WAIVERS
Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions, and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about sales charge waivers, call your investment representative or call us at 1-800-368-1683. A list of available sales charge waivers may also be found in the Statement of Additional Information.

GROUP INVESTMENT PROGRAM
Groups of 11 or more investors are allowed to invest as a group. For sales charge purposes, the group's investments are added together. There are other requirements, and the group must have a purpose other than buying fund shares at a discount.


BUYING SHARES


You can buy shares through a broker-dealer or other investment professional. We encourage you to consult with an investment professional who can open an account for you and help you with your investment decisions. Once you have an account, you can buy, sell, and exchange shares by contacting your investment professional. They will look after any necessary paperwork needed to complete a transaction and send your order to us. Also, please ask your investment professional about any limits, fees, and policies for buying, selling, and exchanging shares, which may be different from those described here, and about related programs or services.


INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.


--------------------------------------------- ----------------------------------- -------------------------------------
Regular accounts                                            $2,500                                $50
--------------------------------------------- ----------------------------------- -------------------------------------
Education IRA accounts                                       $500                                 $50
--------------------------------------------- ----------------------------------- -------------------------------------
Other IRAs and UGMA/UTMA accounts                            $250                                 $50
--------------------------------------------- ----------------------------------- -------------------------------------
SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh,          the lesser of $250 or $25 per                     $50
Pension Plan, and Profit Sharing Plan                       month
accounts
--------------------------------------------- ----------------------------------- -------------------------------------

PLEASE REMEMBER ...
o    You cannot use an Automatic Investment Plan with an Education IRA.

o If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

BUYING INSTRUCTIONS

You can buy shares in several ways. Make sure you indicate the share class you have chosen.

BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary, who may charge you a fee. Broker-dealers, including each fund's distributor, and other intermediaries may also from time to time sponsor or participate in promotional programs pursuant to which investors receive incentives for establishing with the broker-dealer or intermediary an account and/or for purchasing shares of the Strong Advisor Funds through the account(s). Investors should contact the broker-dealer or intermediary and consult the Statement of Additional Information for more information about promotional programs.


MAIL

You can add to an account by mail with a check made payable to Strong. Send it to the address listed on the back of this prospectus, along with an Additional Investment Form (for an existing account). We do not accept cash, third-party checks, credit card convenience checks, or checks drawn on banks outside the U.S. You will be charged $20 for every check, wire, or Electronic Funds

Transfer returned unpaid.




WIRE

Call 1-800-368-1683 for instructions before wiring funds to add to an account. This helps to ensure that your account will be credited promptly and correctly.

AUTOMATIC INVESTMENT SERVICES
See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these plans when you open your account or you can add them later by calling 1-800-368-1683 for the appropriate form.

SELLING SHARES

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

SELLING INSTRUCTIONS
You can sell shares in several ways.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary, who may charge you a fee.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus.


SYSTEMATIC WITHDRAWAL PLAN

You can set up automatic withdrawals from your account at regular intervals. You can sign up for this service when you open your account, or you can add it later by calling 1-800-368-1683 for the appropriate form. See "Services for Investors" for information on this service and other automatic investment and withdrawal services. Certain restrictions may apply. Refer to the Statement of Additional Information for details.

PLEASE REMEMBER...
o If you recently purchased shares, the payment of your redemption proceeds may be delayed by up to 10 days to allow the purchase check or electronic transaction to clear.


o While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, B, or C shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on your purchase price, deducted from your redemption proceeds, and paid to the Distributor. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


o    Some transactions and requests require a signature guarantee.

o If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.

o With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
     (2) a $50 fee for transferring assets to another custodian or for closing an account.

o If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.


 ((Side Box))
------------------------------------------------------
SIGNATURE GUARANTEES help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $100,000. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms, and other financial institutions. A notary public stamp or seal cannot be substituted for a signature guarantee.
------------------------------------------------------


ADDITIONAL POLICIES

INVESTING THROUGH A THIRD PARTY
If you invest through a third party, the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details.



MARKET TIMERS
The fund will consider the following factors to identify market timers: shareholders who have (1) requested an exchange out of the fund within two weeks of an earlier exchange request, (2) exchanged shares out of a fund more than twice in a calendar quarter, (3) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (4) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for purposes of these limits.


PURCHASES IN KIND
You may, if we approve, purchase shares of the fund with securities that are eligible for purchase by the fund (consistent with the fund's investment restrictions, policies, and goal) and that have a value that is readily ascertainable in accordance with the fund's valuation policies.


TELEPHONE AND ELECTRONIC TRANSACTIONS
We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone or electronically, provided we reasonably believe the instructions were genuine. To safeguard your account, please keep your passwords confidential. Contact us immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account or password.



VERIFICATION OF ACCOUNT STATEMENTS

You should contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The statement will be deemed correct if we do not hear from you within those 60 days.


DISTRIBUTIONS

DISTRIBUTION POLICY
The fund generally pays you dividends from net investment income and distributes any net capital gains that it realizes annually.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Advisor Fund, or have them deposited into your bank account. To change the current option for payment of dividends and capital gains distributions, please contact your broker-dealer or call us at 1-800-368-1683.


TAXES

TAXABLE DISTRIBUTIONS

Any net investment income and net short-term capital gains distributions you receive are generally taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.


((Side Box))
------------------------------------------------------

Generally, if your investment is in a Traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.

------------------------------------------------------

RETURN OF CAPITAL

If your fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you. A return of capital may be treated as a sale of your shares. It may also reduce the cost basis of your shares.


YEAR-END STATEMENT

To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gains distributions (Form 1099).


BACKUP WITHHOLDING

By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or tax identification number.


((Side Box))
-------------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:
o Investing a large amount in a fund close to the end of the calendar year. If the fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.
o Selling shares of a mutual fund at a loss if you have purchased additional shares of the same fund within 30 days prior to the sale or if you plan to purchase additional shares of the same fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on this transaction.
-------------------------------------------------------


Because everyone's tax situation is unique, you should consult your tax professional for assistance.

SERVICES FOR INVESTORS


We provide you with a variety of services to help you manage your investment. For more details, call 1-800-368-1683, 24 hours a day, 7 days a week. These services include:

STRONG EXCHANGE OPTION

You may exchange shares of the fund for shares of an appropriate class of another Strong Advisor Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Advisor Funds. Remember, an exchange of shares of one Strong Advisor Fund for those of another Strong Advisor Fund is considered a sale and a purchase of shares for several purposes, including tax purposes and may result in a capital gain or loss. Purchases by exchange are subject to the investment requirements and other criteria of the fund purchased.

With this option, you can exchange shares between most Strong Advisor Funds within the same class, generally without paying any additional sales charges. However, if you exchange shares held for less than 6 to 12 months, you may be charged the difference between the initial sales charge of the two funds. Generally, exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange your Class B shares for the same class of shares of another Strong Advisor Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares. Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" under "Additional Policies").


STRONG AUTOMATIC INVESTMENT SERVICES You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

     AUTOMATIC INVESTMENT PLAN (AIP) This plan allows you to make regular, automatic investments from your bank checking or savings account.

     AUTOMATIC EXCHANGE PLAN
     This plan allows you to make regular, automatic exchanges from one eligible Strong Advisor Fund to another.

     AUTOMATIC DIVIDEND REINVESTMENT Your dividends and capital gains will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Advisor Fund, or have them deposited into your bank account.

     PAYROLL DIRECT DEPOSIT PLAN

     This plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Strong Advisor Funds of your choice.


     SYSTEMATIC WITHDRAWAL PLAN

     This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate. Certain restrictions may apply. Refer to the Statement of Additional Information for details.




SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-1683 FOR MORE INFORMATION.


RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone and Strong online account redemption privileges, for any reason.


o Reject any purchase request for any reason including exchanges from other Strong Advisor Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

o    Change the minimum or maximum investment amounts.

o Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption in kind is used when large redemption requests may cause harm to the fund and its shareholders.

o Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to increase your balance to the required minimum.

o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:


SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports, when available, contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

To request information or to ask questions:


BY TELEPHONE                                        FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-1683                    1-800-999-2780


BY MAIL                                             BY OVERNIGHT DELIVERY
Strong Funds                                        Strong Funds
P.O. Box 2936                                       900 Heritage Reserve
Milwaukee, WI 53201-2936                            Menomonee Falls, WI 53051

ON THE INTERNET                                     BY E-MAIL
View online or download documents:                  SERVICE@ESTRONG.COM
SEC*: www.sec.gov



To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, and other regulatory materials is mailed to your household. You can call us at 1-800-368-1683, or write to us at the address listed above, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.


This prospectus is not an offer to sell securities in places other than the United States and its territories.


*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE COMMISSION AT 1-202- 942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN ELECTRONIC REQUEST TO THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV.


Strong Advisor Endeavor 20 Fund, a series of Strong Opportunity Fund Inc., SEC file number 811-3793

                                                    PROSPECTUS DECEMBER 29, 2000






                                                                          Strong
                                                             Advisor Endeavor 20
                                                                            Fund


                                                             Classes A, B, and L













                                                    [STRONG LOGO]   STRONG

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION

What are the fund's goals? ....................................................1

What are the fund's principal investment strategies? ..........................1

What are the main risks of investing in the fund? .............................2

What are the fund's fees and expenses? ........................................4

Who are the fund's investment advisor and portfolio managers? .................6


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW ...................................7

YOUR ACCOUNT

Distribution Fees .............................................................8

Share Price ...................................................................8

What Share Classes We Offer ...................................................9

How to Reduce Your Sales Charge ..............................................12

Buying Shares ................................................................13

Selling Shares ...............................................................15

Additional Policies ..........................................................17

Distributions ................................................................18

Taxes ........................................................................19

Services For Investors .......................................................20

Reserved Rights ..............................................................22

For More Information .................................................Back Cover

IN THIS PROSPECTUS, "WE" OR "US" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR, ADMINISTRATOR, AND TRANSFER AGENT FOR THE STRONG ADVISOR FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUND'S GOALS?

The STRONG ADVISOR ENDEAVOR 20 FUND seeks capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?


Under normal market conditions, the fund invests its assets in the stocks of 20 to 30 companies of any size that its managers believe have above-average earnings growth prospects. The fund's managers select stocks that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (for example, companies showing a growth trend or that are well positioned in a growth industry). The managers may sell a holding when the company's growth prospects become less attractive or to take advantage of a better investment opportunity.

To a limited extent, the fund writes put and call options. This means that the fund sells an option to another party to either sell a stock to (put) or buy a stock from (call) the fund at a predetermined price in the future. When the fund writes put or call options, it will receive fees or premiums but is exposed to losses due to changes in the value of the stock against which the put or call is written. Writing options can serve as a limited or partial hedge against adverse market movements. This is because declines in the value of the hedged stock will be offset by the premium received for writing the option. Whether or not this hedging strategy is successful depends on a variety of factors, particularly the ability of the fund's managers to predict movements of the price of the hedged stock. The managers' decision to engage in this hedging strategy will reflect the managers' judgment that writing an option on a stock will provide value to the fund and its shareholders. To a limited extent, the fund may also invest in foreign securities.

The fund's active trading approach may increase the fund's costs, and these additional costs may reduce the fund's performance. The fund's active trading approach may also increase the amount of capital gains tax that you pay on the fund's returns.

The managers of the fund may invest any amount in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the fund if the market goes up. In this case, the fund may not achieve its investment goal.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

GENERAL STOCK RISKS: The major risks of the fund are those of investing in the stock market. That means the fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.


FOREIGN SECURITIES RISKS: The fund may invest up to 25% of its assets in foreign securities. Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

GROWTH-STYLE INVESTING RISK: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the fund focuses on growth-style stocks, the fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

MANAGEMENT RISK: The fund is subject to management risk because it is actively managed. There is no guarantee that the investment techniques and risk analyses used by the managers will produce the desired results.

NONDIVERSIFIED PORTFOLIO RISK: The fund is a nondiversified fund, so compared to a diversified fund, it may take larger positions in individual stocks. As a result, the shares of this fund may tend to fluctuate in value more than those of a fund investing in a broader range of securities.

SMALLER AND MEDIUM COMPANIES RISK: The fund invests a substantial portion of its assets in the stocks of smaller- and medium-capitalization companies. Small- and medium-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater the risk.

WRITING OPTIONS RISK: The fund writes put and call options. The fund will receive fees for writing options but is exposed to losses due to an adverse change in the value of the underlying asset against which the option was written. Transactions involving written options may include elements of leverage and could magnify a fund's losses. Using options in this manner may reduce a fund's opportunity for investment gain. To the extent required to cover the financial exposure created by the use of these instruments, the fund will offset potential obligations either through the use of derivative instruments (such as options and futures) or through the identification of liquid assets on its books and records.


The fund is appropriate for investors who are comfortable with the risks described here and whose financial goals are five or more years in the future. The fund is not appropriate for investors concerned primarily with principal stability.

FUND STRUCTURE

The fund has adopted a multiple class plan and offers several classes of shares. Only the Class A, B, and L shares are offered in this prospectus. The principal differences among Class A, B, and L shares are each class' sales charges and annual expenses. Class A and L shares are subject to a front-end sales charge. Class B and L shares are subject to a contingent deferred sales charge (CDSC), and Class A shares are subject to a CDSC in limited circumstances. Class A, B, and L shares are subject to distribution fees under a Rule 12b-1 plan. Because distribution fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of an investment in Class A, B, or L shares and may cost more than other types of sales charges.

The bar chart and performance table for the fund are not presented here because the fund is new and did not begin operations until December 29, 2000.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

-------------------------------- ---------------------------- --------------------------------------

                                    MAXIMUM SALES CHARGE      MAXIMUM CDSC (LOAD) (AS A PERCENTAGE
                                 (LOAD) IMPOSED ON PURCHASES         OF THE PURCHASE PRICE)
FUND / SHARE CLASS

-------------------------------- ---------------------------- --------------------------------------
-------------------------------- ---------------------------- --------------------------------------

ADVISOR ENDEAVOR 20
Class A                                     5.75%                             None
Class B                                     None                              5.00%
Class L                                     1.00%                             1.00%

-------------------------------- ---------------------------- --------------------------------------


You may not pay the maximum sales charge because waivers and reduced sales charges are available in some cases. In addition, some Class A purchases of $1 million or more or without an initial sales charge may be subject to a 1% CDSC if redeemed within 12 months of purchase. Class L purchases will be subject to a 1% CDSC if redeemed within 18 months of purchase. See "What Share Classes We Offer."


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)

-------------------------------- ----------------- ----------------------- ------------------- -----------------------
                                 MANAGEMENT FEES     12B-1 DISTRIBUTION     OTHER EXPENSES*      TOTAL ANNUAL FUND
FUND / SHARE CLASS                                    AND SERVICE FEES                           OPERATING EXPENSES
-------------------------------- ----------------- ----------------------- ------------------- -----------------------
-------------------------------- ----------------- ----------------------- ------------------- -----------------------

ADVISOR ENDEAVOR 20
Class A                               0.75%                0.25%                 0.81%                 1.81%
Class B                               0.75%                1.00%                 0.81%                 2.56%
Class L                               0.75%                0.75%                 0.81%                 2.31%

-------------------------------- ----------------- ----------------------- ------------------- -----------------------

*BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------ ---------------- ---------------
SHARE CLASS                                                1 YEAR          3 YEARS
------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class A                                                     $748            $1,112

------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class B (if you redeem your shares)                         $771            $1,226

------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class B (if you do NOT redeem your shares)                  $259            $796
                   ---

------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class L (if you redeem your shares)                         $433            $814

------------------------------------------------------ ---------------- ---------------
------------------------------------------------------ ---------------- ---------------

Class L (if you do NOT redeem your shares)                  $332            $814
                   ---

------------------------------------------------------ ---------------- ---------------


WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the fund. Strong provides investment management services for mutual funds and other investment portfolios representing assets, as of October 31, 2000 of over $45 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, several of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

The following individuals are the fund's portfolio managers:

THOMAS J. PENCE co-manages the ADVISOR ENDEAVOR 20 FUND. He has over nine years of investment experience and is a Chartered Financial Analyst. He joined Strong in October 2000 as an equity portfolio manager and has co-managed the ADVISOR ENDEAVOR 20 FUND since its inception in December 2000. From June 1992 to October 2000, Mr. Pence was an equity portfolio manager at Conseco Capital Management, Inc. From 1987 to June 1991, Mr. Pence was Director of Development at The Forum Group. Mr. Pence received his bachelors degree in Business from Indiana University in 1983 and his Masters of Business Administration in Finance from the University of Notre Dame in 1986.

ERIK J. VOSS co-manages the ADVISOR ENDEAVOR 20 FUND. He has over seven years of investment experience and is a Chartered Financial Analyst. He joined Strong in October 2000 and has co-managed the ADVISOR ENDEAVOR 20 FUND since its inception in December 2000. From January 1997 to October 2000, Mr. Voss was employed at Conseco Capital Management, Inc. as a portfolio manager. From May 1993 to December 1996, he was an analyst at Gardner Lewis Asset Management, L.P. Mr. Voss received his bachelors degree in Mathematics in 1989 and his masters degree in Finance from the University of Wisconsin in 1993.


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


To a limited  extent,  the fund may  participate in the initial public  offering
(IPO) market. When a fund is small, IPOs may greatly increase the fund's total returns. But, as the fund grows larger, the fund is unlikely to achieve the same level of returns from IPOs. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies.


YOUR ACCOUNT

DISTRIBUTION FEES.
--------------------------------------------------------------------------------


The fund has adopted a Rule 12b-1 distribution and service plan for its Class A, B, and L shares. Under the distribution and service plan, the fund pays its distributor or others to sell shares of a given class. These expenses may also include service fees paid to securities dealers or others that provide ongoing account services to distributors and shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Strong Investments, Inc. (the "Distributor") for other expenses including: (1) printing and distributing prospectuses to persons other than shareholders; and (2) preparing, printing, and distributing advertising and sales literature and reports to shareholders used for sales purposes. The distribution and service fees charged to each class are based only on the fees attributable to that particular class. See "What Share Classes We Offer" for a description of the distribution and service fees paid by each class. Because Rule 12b-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost more than other types of sales charges.


SHARE PRICE
--------------------------------------------------------------------------------


Your price for buying, selling, or exchanging specific classes of shares is the net asset value per share (NAV) for that class of shares plus any applicable sales charges. NAV is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.


NAV is based on the market value of the securities in a fund's portfolio. If market prices are not available, NAV is based on a security's fair value as determined in good faith by us under the supervision of the Board of Directors of the Strong Advisor Funds.

((Side Box))
---------------------------------------------------------------
We determine the share price or NAV of a class of shares by dividing net assets attributable to the class of shares (the value of the investments, cash, and other assets attributable to the class of shares minus the fund's liabilities attributable to the class of shares) by the number of shares in the class outstanding.
---------------------------------------------------------------

FOREIGN SECURITIES
Some of the fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate an NAV. As a result, the fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a fund's NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when we calculate a fund's NAV generally will not be reflected in the fund's NAV. These events will be reflected in the fund's NAV when we, under the supervision of the Board of Directors of the Strong Advisor Funds, determine that they would have a material effect on the fund's NAV.

WHAT SHARE CLASSES WE OFFER

We offer several classes of fund shares in this prospectus, each with a different combination of sales charges, fees, eligibility requirements, and other features. Your financial advisor can help you determine which class is best for you. A brief summary of each class is presented below and a more detailed description follows the table.

------------------------- -------------------------- -------------------- ---------------------------------------------

                             CLASS A                    CLASS B               CLASS L

------------------------- -------------------------- -------------------- ----------------------------------------------


Initial Sales Charge          5.75% or less               None                   1.00%


------------------------- -------------------------- -------------------- ---------------------------------------------
------------------------- -------------------------- -------------------- ---------------------------------------------

                           1% on purchases of      5% on shares sold
Deferred Sales Charge      $1 million or more       within the first       1% on purchases sold
                          sold within 12 months    year, declining to 1%     within 18 months
                                                   within six years and
                                                   eliminated after that

------------------------- --------------------------------------------------------------------------------------------
------------------------- --------------------------------------------------------------------------------------------


Maximum 12b-1 Fees                0.25%                  1.00%                   0.75%


------------------------- --------------------------------------------------------------------------------------------

CLASS A SHARES


You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of 0.25% of the fund's average daily net assets, which compensates your financial advisor for providing ongoing service to you. The Distributor retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for the fund is as follows:


------------------------------------ ------------------------- ---------------------------- --------------------------
                                                                                                AUTHORIZED DEALER
                                       SALES CHARGE AS % OF     SALES CHARGE AS % OF NET       COMMISSION AS % OF
AMOUNT OF PURCHASE                    PUBLIC OFFERING PRICE          AMOUNT INVESTED          PUBLIC OFFERING PRICE
------------------------------------ ------------------------- ---------------------------- --------------------------
Less than $50,000                             5.75%                       6.10%                       5.00%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$50,000 but less than $100,000                4.50%                       4.71%                       3.75%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$100,000 but less than $250,000               3.50%                       3.63%                       2.80%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$250,000 but less than $500,000               2.50%                       2.56%                       2.00%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$500,000 but less than $1,000,000             2.00%                       2.04%                       1.60%
------------------------------------ ------------------------- ---------------------------- --------------------------
------------------------------------ ------------------------- ---------------------------- --------------------------
$1,000,000 and over                           0.00%                       0.00%                       1.00%
------------------------------------ ------------------------- ---------------------------- --------------------------


If you invest $1 million or more, you can buy Class A shares without an initial sales charge. However, if you sell (redeem) your shares within 12 months of purchase, you may have to pay a CDSC of 1% of your purchase price. You do not have to pay this CDSC if your financial advisor has made arrangements with the Distributor and agrees to waive the commission.


CLASS B SHARES


You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge, so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of 1.00% of the funds' average daily net assets. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.75% distribution fee compensates the Distributor for paying your financial advisor a 4.00% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will have to pay a CDSC, based on your purchase price, according to the following schedule.


                             ------------ ------------ ------------- ------------ ------------ ------------ ----------

                                            1 YEAR OR    2 YEARS OR   3 YEARS OR    4 YEARS OR   5 YEARS
                                            MORE, BUT    MORE, BUT     MORE, BUT    MORE, BUT    OR MORE,
                               LESS THAN    LESS THAN   LESS THAN 3    LESS THAN   LESS THAN 5   BUT LESS   6 YEARS
YEARS SINCE PURCHASE            1 YEAR       2 YEARS       YEARS        4 YEARS       YEARS      THAN 6      OR MORE
                                                                                                   YEARS

----------------------------- ------------ ------------ ------------- ------------ ------------- ---------- ----------
---------------------------- ------------ ------------ ------------- ------------ ------------ ------------ ----------
CDSC                             5%           4%            4%           3%           2%           1%         None

You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends. Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.


Class B shares are only available for purchases up to $500,000.


CLASS L SHARES


You can buy Class L shares at the offering price, which is the net asset value per share plus an up-front sales charge. Class L shares are also subject to annual distribution and service fees of 0.75%. The annual 0.25% service fee compensates your financial advisor for providing ongoing service to you. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. The annual 0.50% distribution fee reimburses the Distributor for paying your financial advisor an ongoing sales commission. The Distributor advances the first-year's service and distribution fees. The up-front Class L sales charge for the fund is as follows:


------------------------------------ ------------------------- ---------------------------- --------------------------
                                                                                                AUTHORIZED DEALER
                                       SALES CHARGE AS % OF     SALES CHARGE AS % OF NET       COMMISSION AS % OF
AMOUNT OF PURCHASE                    PUBLIC OFFERING PRICE          AMOUNT INVESTED          PUBLIC OFFERING PRICE
------------------------------------ ------------------------- ---------------------------- --------------------------
Less than $1,000,000                          1.00%                       1.01%                       2.00%
------------------------------------ ------------------------- ---------------------------- --------------------------

If you sell (redeem) your Class L shares within 18 months of purchase, you will have to pay a CDSC of 1% of your purchase price.

--------------------------------------------------------------------------------- -------------------------------------


We place any investment of $1 million or mADDITIONALsINVESTMENT MINIMUM INITIAL INVESTMENT MINIMUM shares, because there is no initial sales charge and Class A's annual expenses are lower.


HOW TO REDUCE YOUR SALES CHARGE

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time of your investment to help ensure that you receive the lower sales charge.

QUANTITY DISCOUNTS
We offer several ways for you to combine your purchases in the Strong Advisor Funds to take advantage of the lower sales charges for large purchases of Class A shares.

o RIGHTS OF ACCUMULATION - lets you combine all of your shares in the Strong Advisor Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may be included.

o LETTER OF INTENT - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your letter of intent.

REINSTATEMENT PRIVILEGE

If you sell your shares of a Strong Advisor Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except that proceeds from the sale of Class B shares will be reinvested in Class A shares. If you paid a CDSC when you sold your Class A or L shares, we will credit your account with the amount of the CDSC paid, but a new CDSC may apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.


This privilege does not apply to shares you buy and sell under our exchange program.

SALES CHARGE WAIVERS

Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions, and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about sales charge waivers, call your investment representative or call us at 1-800-368-1683. A list of available sales charge waivers may also be found in the Statement of Additional Information.


GROUP INVESTMENT PROGRAM

Groups of 11 or more investors are allowed to invest as a group. For sales charge purposes, the group's investments are added together. There are other requirements, and the group must have a purpose other than buying fund shares at a discount.


BUYING SHARES


You can buy shares through a broker-dealer or other investment professional. We encourage you to consult with an investment professional who can open an account for you and help you with your investment decisions. Once you have an account, you can buy, sell, and exchange shares by contacting your investment professional. They will look after any necessary paperwork needed to complete a transaction and send your order to us. Also, please ask your investment professional about any limits, fees, and policies for buying, selling, and exchanging shares, which may be different from those described here, and about related programs or services.


INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.

--------------------------------------------- ----------------------------------- -------------------------------------
Regular accounts                                            $2,500                                $50
--------------------------------------------- ----------------------------------- -------------------------------------
Education IRA accounts                                       $500                                 $50
--------------------------------------------- ----------------------------------- -------------------------------------
Other IRAs and UGMA/UTMA accounts                            $250                                 $50
--------------------------------------------- ----------------------------------- -------------------------------------
SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh,          the lesser of $250 or $25 per                     $50
Pension Plan, and Profit Sharing Plan                       month
accounts
--------------------------------------------- ----------------------------------- -------------------------------------

PLEASE REMEMBER ...
o    You cannot use an Automatic Investment Plan with an Education IRA.

o If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

BUYING INSTRUCTIONS

You can buy shares in several ways. Make sure you indicate the share class you have chosen.

BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary, who may charge you a fee. Broker-dealers, including each fund's distributor, and other intermediaries may also from time to time sponsor or participate in promotional programs pursuant to which investors receive incentives for establishing with the broker-dealer or intermediary an account and/or for purchasing shares of the Strong Advisor Funds through the account(s). Investors should contact the broker-dealer or intermediary and consult the Statement of Additional Information for more information about promotional programs.


MAIL

You can add to an account by mail with a check made payable to Strong. Send it to the address listed on the back of this prospectus, along with an Additional Investment Form (for an existing account). We do not accept cash, third-party checks, credit card convenience checks, or checks drawn on banks outside the U.S. You will be charged $20 for every check, wire, or Electronic Funds Transfer returned unpaid.



WIRE

Call 1-800-368-1683 for instructions before wiring funds to add to an account. This helps to ensure that your account will be credited promptly and correctly.

AUTOMATIC INVESTMENT SERVICES
See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these plans when you open your account or you can add them later by calling 1-800-368-1683 for the appropriate form.

SELLING SHARES

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

SELLING INSTRUCTIONS
You can sell shares in several ways.

BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary, who may charge you a fee.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus.


SYSTEMATIC WITHDRAWAL PLAN

You can set up automatic withdrawals from your account at regular intervals. You can sign up for this service when you open your account, or you can add it later by calling 1-800-368-1683 for the appropriate form. See "Services for Investors" for information on this service and other automatic investment and withdrawal services. Certain restrictions may apply. Refer to the Statement of Additional Information for details.



PLEASE REMEMBER...
o If you recently purchased shares, the payment of your redemption proceeds may be delayed by up to 10 days to allow the purchase check or electronic transaction to clear.


o While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, B, or L shares subject to a CDSC, the fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins on the first day of the month in which you buy shares. When you redeem shares subject to a CDSC, the CDSC is calculated on your purchase price, deducted from your redemption proceeds, and paid to the Distributor. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


o    Some transactions and requests require a signature guarantee.

o If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.

o With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
     (2) a $50 fee for transferring assets to another custodian or for closing an account.

o If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.


 ((Side Box))
------------------------------------------------------
SIGNATURE GUARANTEES help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $100,000. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms, and other financial institutions. A notary public stamp or seal cannot be substituted for a signature guarantee.
------------------------------------------------------


ADDITIONAL POLICIES

INVESTING THROUGH A THIRD PARTY
If you invest through a third party the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details.



MARKET TIMERS
The fund will consider the following factors to identify market timers: shareholders who have (1) requested an exchange out of the fund within two weeks of an earlier exchange request, (2) exchanged shares out of a fund more than twice in a calendar quarter, (3) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (4) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for purposes of these limits.


PURCHASES IN KIND
You may, if we approve, purchase shares of the fund with securities that are eligible for purchase by the fund (consistent with the fund's investment restrictions, policies, and goal) and that have a value that is readily ascertainable in accordance with the fund's valuation policies.


TELEPHONE AND ELECTRONIC TRANSACTIONS
We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone or electronically, provided we reasonably believe the instructions were genuine. To safeguard your account, please keep your passwords confidential. Contact us immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account or password.



VERIFICATION OF ACCOUNT STATEMENTS

You should contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The statement will be deemed correct if we do not hear from you within those 60 days.


DISTRIBUTIONS

DISTRIBUTION POLICY
The fund generally pays you dividends from net investment income and distributes any net capital gains that it realizes annually.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Advisor Fund, or have them deposited into your bank account. To change the current option for payment of dividends and capital gains distributions, please contact your broker-dealer or call us at 1-800-368-1683.


TAXES

TAXABLE DISTRIBUTIONS

Any net investment income and net short-term capital gains distributions you receive are generally taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.


((Side Box))
------------------------------------------------------

Generally, if your investment is in a Traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.



RETURN OF CAPITAL

If your fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you. A return of capital may be treated as a sale of your shares. It may also reduce the cost basis of your shares.


YEAR-END STATEMENT

To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gains distributions (Form 1099).


BACKUP WITHHOLDING

By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or tax identification number.


((Side Box))
-------------------------------------------------------
Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:
o Investing a large amount in a fund close to the end of the calendar year. If the fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.
o Selling shares of a mutual fund at a loss if you have purchased additional shares of the same fund within 30 days prior to the sale or if you plan to purchase additional shares of the same fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on this transaction.
-------------------------------------------------------


Because everyone's tax situation is unique, you should consult your tax professional for assistance.

SERVICES FOR INVESTORS


We provide you with a variety of services to help you manage your investment. For more details, call 1-800-368-1683, 24 hours a day, 7 days a week. These services include:

STRONG EXCHANGE OPTION

You may exchange shares of the fund for shares of an appropriate class of another Strong Advisor Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Advisor Funds. Remember, an exchange of shares of one Strong Advisor Fund for those of another Strong Advisor Fund is considered a sale and a purchase of shares for several purposes, including tax purposes and may result in a capital gain or loss. Purchases by exchange are subject to the investment requirements and other criteria of the fund purchased.

With this option, you can exchange shares between most Strong Advisor Funds within the same class, generally without paying any additional sales charges. However, if you exchange shares held for less than 6 to 12 months, you may be charged the difference between the initial sales charge of the two funds. Generally, exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange your Class B shares for the same class of shares of another Strong Advisor Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares. Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" under "Additional Policies").


STRONG AUTOMATIC INVESTMENT SERVICES You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

     AUTOMATIC INVESTMENT PLAN (AIP) This plan allows you to make regular, automatic investments from your bank checking or savings account.

     AUTOMATIC EXCHANGE PLAN
     This plan allows you to make regular, automatic exchanges from one eligible Strong Advisor Fund to another.

     AUTOMATIC DIVIDEND REINVESTMENT Your dividends and capital gains will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Advisor Fund, or have them deposited into your bank account.

     PAYROLL DIRECT DEPOSIT PLAN

     This plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Strong Advisor Funds of your choice.


     SYSTEMATIC WITHDRAWAL PLAN

     This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate. Certain restrictions may apply. Refer to the Statement of Additional Information for details.




SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-1683 FOR MORE INFORMATION.


RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone and Strong online account redemption privileges, for any reason.


o Reject any purchase request for any reason including exchanges from other Strong Advisor Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

o    Change the minimum or maximum investment amounts.

o Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption in kind is used when large redemption requests may cause harm to the fund and its shareholders.

o Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to increase your balance to the required minimum.

o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:


SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports, when available, contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

To request information or to ask questions:


BY TELEPHONE                                         FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-1683                     1-800-999-2780

BY MAIL                                              BY OVERNIGHT DELIVERY
Strong Funds                                         Strong Funds
P.O. Box 2936                                        900 Heritage Reserve
Milwaukee, WI 53201-2936                             Menomonee Falls, WI 53051

ON THE INTERNET                                      BY E-MAIL
View online or download documents:                   SERVICE@ESTRONG.COM
SEC*: www.sec.gov



To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, and other regulatory materials is mailed to your household. You can call us at 1-800-368-1683, or write to us at the address listed above, to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials.


This prospectus is not an offer to sell securities in places other than the United States and its territories.

*INFORMATION ABOUT A FUND (INCLUDING THE SAI) CAN ALSO BE REVIEWED AND COPIED AT THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. YOU MAY CALL THE COMMISSION AT 1-202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM. REPORTS AND OTHER INFORMATION ABOUT A FUND ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE COMMISSION'S INTERNET SITE AT WWW.SEC.GOV. YOU MAY OBTAIN A COPY OF THIS INFORMATION, AFTER PAYING A DUPLICATING FEE, BY SENDING A WRITTEN REQUEST TO THE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102, OR BY SENDING AN ELECTRONIC REQUEST TO THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV.

Strong Advisor Endeavor 20 Fund, a series of Strong Opportunity Fund Inc., SEC file number 811-3793

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")


STRONG ADVISOR ENDEAVOR 20 FUND, A SERIES FUND OF STRONG OPPORTUNITY FUND, INC.


P.O. Box 2936
Milwaukee, WI 53201

Telephone: 1-414-359-1400
Toll-Free: 1-800-368-3863
e-mail: service@eStrong.com
web site:  www.eStrong.com


 This SAI is not a Prospectus and should be read together with the Prospectus for the Fund dated December 29, 2000. Requests for copies of the Prospectus should be made by calling either number listed above.





























                                December 29, 2000

TABLE OF CONTENTS                                                                                              PAGE

INVESTMENT RESTRICTIONS...........................................................................................3
INVESTMENT POLICIES AND TECHNIQUES................................................................................5
   Strong Advisor Endeavor 20 Fund................................................................................5
   Borrowing......................................................................................................5
   Cash Management................................................................................................5
   Convertible Securities.........................................................................................5
   Debt Obligations...............................................................................................6
   Depositary Receipts............................................................................................6
   Derivative Instruments.........................................................................................7
   Foreign Investment Companies..................................................................................16
   Foreign Securities............................................................................................16
   High-Yield (High-Risk) Securities.............................................................................17
   Illiquid Securities...........................................................................................18
   Lending of Portfolio Securities...............................................................................19
   Mortgage- and Asset-Backed Debt Securities....................................................................19
   Municipal Obligations.........................................................................................20
   Participation Interests.......................................................................................21
   Repurchase Agreements.........................................................................................21
   Reverse Repurchase Agreements and Mortgage Dollar Rolls.......................................................21
   Short Sales...................................................................................................22
   Small and Medium Companies....................................................................................22
   Standby Commitments...........................................................................................22
   U.S. Government Securities....................................................................................23
   Variable- or Floating-Rate Securities.........................................................................23
   Warrants......................................................................................................24
   When-Issued and Delayed-Delivery Securities...................................................................24
   Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities..........................................................25
DIRECTORS AND OFFICERS...........................................................................................25
INVESTMENT ADVISOR...............................................................................................27
ADMINISTRATOR....................................................................................................30
DISTRIBUTOR......................................................................................................30
DISTRIBUTION PLAN................................................................................................31
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................32
CUSTODIAN........................................................................................................37
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.....................................................................37
TAXES............................................................................................................38
DETERMINATION OF NET ASSET VALUE.................................................................................41
ADDITIONAL SHAREHOLDER INFORMATION...............................................................................42
ORGANIZATION.....................................................................................................45
SHAREHOLDER MEETINGS.............................................................................................46
PERFORMANCE INFORMATION..........................................................................................46
GENERAL INFORMATION..............................................................................................52
INDEPENDENT ACCOUNTANTS..........................................................................................54
LEGAL COUNSEL....................................................................................................54
APPENDIX A - DEFINITION OF BOND RATINGS..........................................................................55
APPENDIX B - SHARE CLASSES.......................................................................................63

No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT LIMITATIONS


The following are the Fund's fundamental investment limitations which along with the Fund's investment objective (which is described in the Prospectus), cannot be changed without shareholder approval. To obtain approval, a majority of the Fund's outstanding voting shares must vote for the change. A majority of the Fund's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.


Unless indicated otherwise below, the Fund:


1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.


3.   May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.


7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

Fundamental Policy No. 1 does not apply because the Fund is nondiversified.

NON-FUNDAMENTAL OPERATING POLICIES

The following are the Fund's non-fundamental operating policies, which may be changed by the Fund's Board of Directors without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange
     Act), do not exceed 5% of the Fund's net assets.

7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.


8. Make any loans other than loans of portfolio securities, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.


Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                       INVESTMENT POLICIES AND TECHNIQUES

STRONG ADVISOR ENDEAVOR 20 FUND

o Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds of companies of any size.
o At times, however, the Fund may invest up to 35% of its net assets in intermediate- to long-term corporate or U.S. government bonds.

o When the Advisor determines market, economic or political conditions warrant a temporary defensive position, the Fund may invest without limitation in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments).

o The Fund may invest up to 5% of its net assets in non-investment-grade bonds.
o The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts.

The following information supplements the discussion of the Fund's investment objective, policies, and techniques described in the Prospectus.

BORROWING


The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.

The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances that are unfavorable to the Fund's remaining shareholders. The Fund pays a commitment fee to the banks for the LOC.


CASH MANAGEMENT

The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by Strong Capital Management, Inc., the Fund's investment advisor ("Advisor") (collectively, the "Strong Money Funds"). The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEBT OBLIGATIONS

The Fund may invest a portion of its assets in debt obligations. Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates and the Fund may have to replace such securities with lower yielding securities, which could result in a lower return for the Fund.

PRICE VOLATILITY. The market value of debt obligations is affected primarily by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, meaning, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines.

MATURITY. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. Commercial paper is generally considered the shortest maturity form of debt obligation.

CREDIT QUALITY. The values of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of Nationally Recognized Statistical Rating Organizations ("NRSROs").

DEPOSITARY RECEIPTS

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

DERIVATIVE INSTRUMENTS

IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

MANAGING RISK. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (I.E., stocks or bonds) would.

EXCHANGE AND OTC DERIVATIVES. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

RISKS AND SPECIAL CONSIDERATIONS. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

(2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

(3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instruments used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.


(4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, designate assets on its books and records, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


(5) LEGAL RISK. Legal risk is the risk of loss caused by the legal unenforcibility of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.

The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.


The  SEC  has  identified   certain  trading  practices   involving   derivative
instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or designation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered". The Fund will also designate on its record liquid assets if required to do so by SEC and CFTC regulations. Assets designated on the Fund's records cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the designation of a large portion of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on the Fund's books and records (unless another interpretation is specified by applicable regulatory requirements).


OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Fund may purchase (buy) and write (sell) put and call options underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques -- Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

SPREAD TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, I.E., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (E.G., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.


Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

FOREIGN CURRENCIES. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (I.E., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When  the  Fund  engages  in  a  transaction  in a  currency-related  derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.


Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange that provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.


The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.


There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. The Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When required by the SEC guidelines, the Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.


The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (I.E., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain that may result from an increase in the value of that currency.


SWAP AGREEMENTS. The Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement ("net amount"). The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund's books and records.


Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

The Fund will enter swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects to discover additional derivative instruments and other hedging or risk management techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

FOREIGN INVESTMENT COMPANIES


The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country that permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.


FOREIGN SECURITIES

Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that the Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and are earning no investment return. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

HIGH-YIELD (HIGH-RISK) SECURITIES


IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) bonds rated as low as C by Moody's Investors ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other nationally recognized statistical rating organizations ("NRSROs"); (2) commercial paper rated as low as C by S&P, Not Prime by Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative and present a significant risk for loss of principal and interest. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A for a description of the securities ratings.


EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force the Fund to sell the more liquid portion of its portfolio.


PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call, or prepayment provisions that permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.


CREDIT RATINGS. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Advisor continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

ILLIQUID SECURITIES

The Fund may invest in illiquid securities (I.E., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). However, as a matter of internal policy, the Advisor intends to limit the Fund's investments in illiquid securities to 10% of its net assets.

The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Fund's Board of Directors.

The Board of Directors of the Fund has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Advisor to look to such factors as (1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors. The Advisor may determine 4(2) commercial paper to be liquid if (1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.


Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced in accordance with pricing procedures adopted by the Board of Directors of the Fund. If through the appreciation of restricted securities or the depreciation of unrestricted securities the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.


The Fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

LENDING OF PORTFOLIO SECURITIES


The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Although the Fund is authorized to lend, the Fund does not presently intend to engage in lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest, or other distributions, when retaining such rights is considered to be in the Fund's interest.


MORTGAGE- AND ASSET-BACKED DEBT SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage- and asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.


While many mortgage- and asset-backed securities are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class mortgage- and asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-mortgage- or asset-backed securities, such as floating interest rates (I.E., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.


The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Mortgage- and asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.

MUNICIPAL OBLIGATIONS

IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations. Municipal obligations also include obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of Directors of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objective.

BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. (See "Participation Interests" below.) Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for, appropriate, and make payments due under the obligation. Certain municipal leases may, however, contain "non-appropriation" clauses, which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of any such asset in the event of non-appropriation or other default.


MORTGAGE-BACKED BONDS. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.

PARTICIPATION INTERESTS

A participation interest gives the Fund an undivided interest in a municipal obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Directors or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or guaranty of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

SHORT SALES

The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

SMALL AND MEDIUM COMPANIES

The Fund may invest its assets in small- and medium-capitalization companies. While small- and medium-capitalization companies generally have the potential for rapid growth, investments in small- and medium-capitalization companies often involve greater risks than investments in larger, more established companies because small- and medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in the Fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in the Fund that invests in larger, more established companies.

STANDBY COMMITMENTS

In order to facilitate portfolio liquidity, the Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which the Fund obtains standby commitments to evaluate those risks.

U.S. GOVERNMENT SECURITIES

U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

o    the  Federal  Housing  Administration,   Farmers  Home  Administration,
     Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
o the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
o the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
o the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although  the  U.S.   government   provides   financial  support  to  such  U.S.
government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

VARIABLE- OR FLOATING-RATE SECURITIES

The Fund may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, that may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio.

The Fund will not invest more than 15% of its net assets (10% for money market funds) in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.


In determining the Fund's weighted average portfolio maturity, the Fund (except money market funds) will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at amortized cost following the readjustment in the interest rate. Money market funds will determine the maturity of floating- and variable-rate securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


WARRANTS

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the debt obligations accrues to the Fund. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.

To the extent required by the SEC, the Fund will maintain cash and marketable securities equal in value to commitments for when-issued or delayed-delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

                             DIRECTORS AND OFFICERS


The Board of  Directors  of the Fund is  responsible  for  managing  the  Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 61 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $101,000 plus $6,000 per Board meeting, except for the Chairman of the Independent Directors Committee. The Chairman of the Independent Directors Committee receives an annual fee of $111,100 plus $6,600 per Board meeting. The Independent Directors have formed an Audit Committee. For their services on the Audit Committee, each Independent Director receives an additional $2,500 per meeting attended. The Chairman of the Audit Committee receives $2,750 per meeting attended. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.


*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.

Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a Director of the Advisor. Mr. Strong has been in the investment management business since 1967.

MARVIN E. NEVINS (DOB 7/9/18), Director of the Strong Funds.

Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. From 1980 until 1981, Mr. Nevins was the Chairman of the Wisconsin Association of Manufacturers & Commerce. He has been a Director of A-Life Medical, Inc., San Diego, CA since 1996 and Surface Systems, Inc. (a weather information company), St. Louis, MO since 1992. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin and Carroll College.

WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.


Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGMMirage (formerly MGM Grand, Inc.) (an entertainment/hotel company) since 1990, Wisconsin Energy Corporation (formerly WICOR, Inc.) (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, Checker's Drive In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.) since 1994, Metro-Goldwyn-Mayer, Inc. (an entertainment company) since 1998, and Bassett Furniture Industries, Inc. since 1997. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since
1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.


STANLEY KRITZIK (DOB 1/9/30), Director and Chairman of the Audit Committee of the Strong Funds.


Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987 and of Wisconsin Health Information Network since November 1997, and a member of the Board of Governors of the Snowmass Village Resort Association since October 1999. He was a Director of Health Network Ventures, Inc. from 1992 until April 2000.


WILLIAM F. VOGT (DOB 7/19/47), Director and Chairman of the Independent Directors Committee of the Strong Funds.

Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.

NEAL MALICKY (DOB 9/14/34), Director of the Strong Funds.


Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000. From July 1999 to June 2000, he served as Chancellor of Baldwin-Wallace
College.  From 1981 to June  1999,  he served as  President  of  Baldwin-Wallace
College. He is a Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community Justice and President of the Reserve Homeowners Association. He is also the Past President of the National Association of Schools and Colleges of the United Methodist Church, the Past Chairperson of the Association of Independent Colleges and Universities of Ohio, and the Past Secretary of the National Association of Independent Colleges and Universities.


ELIZABETH N. COHERNOUR (DOB 4/26/50), Vice President and Secretary of the Strong Funds.

Ms. Cohernour has been General Counsel and Senior Vice President of the Advisor since January 2000. From February 1999 until January 2000, Ms. Cohernour acted as Counsel to MFP Investors. From May 1988 to February 1999, Ms. Cohernour acted as General Counsel and Vice President to Franklin Mutual Advisers, Inc.

CATHLEEN A. EBACHER (DOB 11/9/62), Vice President and Assistant Secretary of the Strong Funds.

Ms. Ebacher has been Senior Counsel of the Advisor since December 1997. From November 1996 until December 1997, Ms. Ebacher acted as Associate Counsel to the Advisor. From May 1992 until November 1996, Ms. Ebacher acted as Corporate Counsel to Carson Pirie Scott & Co., a department store retailer. From June 1989 until May 1992, Ms. Ebacher was an attorney for Reinhart, Boerner, Van Deuren, Norris & Rieselbach, s.c., a Milwaukee law firm.

RHONDA K. HAIGHT (DOB 11/13/64), Assistant Treasurer of the Strong Funds.

Ms. Haight has been Manager of the Mutual Fund Accounting Department of the Advisor since January 1994. From May 1990 to January 1994, Ms. Haight was a supervisor in the Mutual Fund Accounting Department of the Advisor. From June 1987 to May 1990, Ms. Haight was a Mutual Fund Accountant of the Advisor.

SUSAN A. HOLLISTER (DOB 7/8/68), Vice President and Assistant Secretary of the Strong Funds.

Ms. Hollister has been Associate Counsel of the Advisor since July 1999. From August 1996 until May 1999, Ms. Hollister completed a Juris Doctor at the University of Wisconsin Law School. From December 1993 until August 1996, Ms. Hollister was Deposit Operations Supervisor for First Federal Savings Bank, La Crosse - Madison.

DENNIS A. WALLESTAD (DOB 11/3/62), Vice President of the Strong Funds.

Mr. Wallestad has been Director of Finance and Operations of the Advisor since February 1999. From April 1997 to February 1999, Mr. Wallestad was the Chief Financial Officer of The Ziegler Companies, Inc. From November 1996 to April 1997, Mr. Wallestad was the Chief Administrative Officer of Calamos Asset Management, Inc. From July 1994 to November 1996, Mr. Wallestad was Chief Financial Officer for Firstar Trust and Investments Group. From September 1991 to June 1994 and from September 1985 to August 1989, Mr. Wallestad was an Audit Manager for Arthur Andersen & Co., LLP in Milwaukee. Mr. Wallestad completed a Masters of Accountancy from the University of Oklahoma from September 1989 to August 1991.

JOHN W. WIDMER (DOB 1/19/65), Treasurer of the Strong Funds.

Mr. Widmer has been Treasurer of the Advisor since April 1999. From May 1997 to January 2000, Mr. Widmer was the Manager of Financial Management and Sales Reporting Systems. From May 1992 to May 1997, Mr. Widmer was an Accounting and Business Advisory Manager in the Milwaukee office of Arthur Andersen LLP. From June 1987 to May 1992, Mr. Widmer was an accountant at Arthur Andersen LLP.

THOMAS M. ZOELLER (DOB 2/21/64), Vice President of the Strong Funds.

Mr. Zoeller has been Senior Vice President and Chief Financial Officer of the Advisor since February 1998 and a member of the Office of the Chief Executive since November 1998. From October 1991 to February 1998, Mr. Zoeller was the Treasurer and Controller of the Advisor, and from August 1991 to October 1991 he was the Controller. From August 1989 to August 1991, Mr. Zoeller was the Assistant Controller of the Advisor. From September 1986 to August 1989, Mr. Zoeller was a Senior Accountant at Arthur Andersen & Co.


Except for Messrs. Nevins, Davis, Kritzik, Vogt, and Malicky, the address of all of the above persons is P.O. Box 2936, Milwaukee, WI 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard #1006, Naples, FL 34108. Mr. Davis' address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, WI 53202-0547. Mr. Vogt's address is 55 North Holden Road, P.O. Box 7657, Avon, CO 81620. Mr. Malicky's address is 518 Bishop Place, Berea, OH 44017.



                               INVESTMENT ADVISOR


The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc. ("Advisor"). Mr. Strong controls the Advisor due to his stock ownership of the Advisor. Mr. Strong is the Chairman and a Director of the Advisor, Ms.
Cohernour is Senior Vice President and General Counsel of the Advisor, Ms. Ebacher is Senior Counsel of the Advisor, Ms. Haight is Manager of the Mutual Fund Accounting Department of the Advisor, Ms. Hollister is Associate Counsel of the Advisor, Mr. Wallestad is Senior Vice President of the Advisor, Mr. Widmer is Treasurer of the Advisor, and Mr. Zoeller is Senior Vice President and Chief Financial Officer of the Advisor. As of October 31, 2000, the Advisor had over $45 billion under management.


The Advisory Agreement is required to be approved annually by either the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days written notice by the Board of Directors of the Fund, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.


Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. The Advisory Agreement authorizes the Advisor to delegate its investment advisory duties to a subadvisor in accordance with a written agreement under which the subadvisor would furnish such investment advisory services to the Advisor. In that situation, the Advisor continues to have responsibility for all investment advisory services furnished by the subadvisor under the subadvisory agreement. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.

Except for expenses assumed by the Advisor, as set forth above, or by Strong Investments, Inc. ("Distributor") with respect to the distribution of the Fund's shares, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


As compensation for its advisory services, the Fund pays to the Advisor a monthly management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund. Each class of the Fund pays its proportionate share of the management fee.

                           FUND                                                    ANNUAL RATE
------------------------------------------------------------ ---------------------------------------------------------

Advisor Endeavor 20                                                                     0.75%

The Advisor may from time to time voluntarily absorb expenses for the Fund.


On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.


The Fund, the Advisor, and the Distributor have adopted a Code of Ethics ("Code") that governs the personal trading activities of all "Access Persons" of the Advisor and the Distributor. Access Persons include every director and officer of the Advisor, the Distributor, and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor and the Distributor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor's and Distributor's other clients ahead of their own.

The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the
Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security that is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days during which time Access Persons may not trade in securities that have been purchased or sold by any client for which the Advisor serves as an investment advisor or subadvisor, renders investment advice, makes investment decisions, or places orders through its Trading Department.

The Advisor provides investment advisory services for multiple clients through different types of investment accounts (E.G., mutual funds, hedge funds, separately managed accounts, etc.) who may have similar or different investment objectives and investment policies (E.G., some accounts may have an active trading strategy while others follow a "buy and hold" strategy). In managing these accounts, the Advisor seeks to maximize each account's return, consistent with the account's investment objectives and investment strategies. While the Advisor's policies are designed to ensure that over time similarly-situated clients receive similar treatment, to the maximum extent possible, because of the range of the Advisor's clients, the Advisor may give advice and take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account (the Advisor and its principals and associates also may take such actions in their personal securities  transactions,  to the extent  permitted by and  consistent  with the
Code). For example, the Advisor may use the same investment style in managing two accounts, but one may have a shorter-term horizon and accept high-turnover while the other may have a longer-term investment horizon and desire to minimize turnover. If the Advisor reasonably believes that a particular security may provide an attractive opportunity due to short-term volatility but may no longer be attractive on a long-term basis, the Advisor may cause accounts with a shorter-term investment horizon to buy the security at the same time it is causing accounts with a longer-term investment horizon to sell the security. The Advisor takes all reasonable steps to ensure that investment opportunities are, over time, allocated to accounts on a fair and equitable basis relative to the other similarly-situated accounts and that the investment activities of different accounts do not unfairly disadvantage other accounts.


From time to time, the Advisor votes the shares owned by the Fund according to its Statement of General Proxy Voting Policy ("Proxy Voting Policy"). The general principal of the Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Fund and its beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Shareholders may obtain a copy of the Proxy Voting Policy upon request from the Advisor.


The Advisor also provides two programs of custom portfolio management called Strong Advisor and Strong Private Client. These programs are designed to determine an investment approach that fits an investor's financial needs and then provide the investor with a custom built portfolio of Strong Funds and certain other unaffiliated mutual funds, in the case of Strong Advisor, and Strong Funds, and individual stocks and bonds, in the case of Strong Private Client, based on that allocation. The Advisor, on behalf of participants in the Strong Advisor and Strong Private Client programs, may determine to invest a portion of the program's assets in any one Strong Fund, which investment, particularly in the case of a smaller Strong Fund, could represent a material portion of the Fund's assets. In such cases, a decision to redeem the Strong Advisor or Strong Private Client program's investment in a Fund on short notice could raise a potential conflict of interest for the Advisor, between the interests of participants in the Strong Advisor or Strong Private Client program and of the Fund's other shareholders. In general, the Advisor does not expect to direct the Strong Advisor or Strong Private Client program to make redemption requests on short notice. However, should the Advisor determine this to be necessary, the Advisor will use its best efforts and act in good faith to balance the potentially competing interests of participants in the Strong Advisor and Strong Private Client program and the Fund's other shareholders in a manner the Advisor deems most appropriate for both parties in light of the circumstances.


From time to time, the Advisor may make available to third parties current and historical information about the portfolio holdings of the Advisor's mutual funds or other clients. Release may be made to entities such as fund ratings entities, industry trade groups, and financial publications. Generally, the Advisor will release this type of information only where it is otherwise publicly available. This information may also be released where the Advisor reasonably believes that the release will not be to the detriment of the best interests of its clients.

For more complete information about the Advisor, including its services, investment strategies, policies, and procedures, please call 800-368-3863 and ask for a copy of Part II of the Advisor's Form ADV.

                                  ADMINISTRATOR

The Fund has entered into a separate administration agreement with the Advisor in order to provide administration services to the Fund ("Administration Agreement").

The Fund has adopted a Rule 18f-3 Plan under the 1940 Act ("Multi-Class Plan"). The Multi-Class Plan permits the Fund to have multiple classes of shares. The Fund currently offers four classes of shares: Class A, Class B, Class C, and Class L.

The fees received and the services provided by the Advisor, as administrator, are in addition to fees received and services provided by the Advisor under the Amended Advisory Agreement.


Under the Administration Agreement, the Advisor provides certain administrative functions for the shares of the Fund, including: (1) authorizing expenditures and approving bills for payment on behalf of the Fund; (2) supervising preparation of the periodic updating of the Fund's registration statements, including prospectuses and statements of additional information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (3) supervising preparation of shareholder reports, notices of dividends, capital gains distributions and tax credits for the Fund's shareholders, and attending to routine correspondence and other communications with individual shareholders;
(4) supervising the daily pricing of the Fund's investment portfolios and the publication of the respective net asset values of the classes of shares of the Fund, earnings reports and other financial data to the extent required by the Fund's Advisory Agreement prior to the adoption of this Administration Agreement; (5) monitoring relationships with organizations providing services to the Fund, including the Custodian, DST and printers; (6) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the Custodian and the Fund's transfer agent) and preparing and filing of tax reports other than the Fund's income tax returns; (7) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent;
(8) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (9) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares; (10) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (11) informing the distributor of the gross amount of purchase and redemption orders for shares; and (12) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. For its services under the Administration Agreement the Advisor receives a monthly fee from the Fund at the annual rate of 0.30% of the Fund's average daily net assets attributable to each class of shares.


                                   DISTRIBUTOR


Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Investments, Inc. ("Distributor"), P.O. Box 2936, Milwaukee, WI 53201, acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports that are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a direct subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


The Class A shares of each Fund are offered at net asset value plus an initial sales charge. The "offering price" is the initial sales charge plus the net asset value. The Distributor may pay up to 100% of the applicable initial sales charges due upon the purchase of the Class A shares to the brokers, if any, involved in the transaction. As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the initial sales charge from purchases of Class A shares of the Fund. Class A shares also are subject to a contingent deferred sales charge (CDSC) in certain circumstances. See Appendix B for more information on Class A shares, including sales charge break points and waivers.


The Class B shares of each Fund are offered at net asset value. Class B shares redeemed within six years of purchase are subject to a CDSC, beginning at 5.00% for redemptions within the first year, declining to 4.00% for redemptions within years two and three, 3.00% in year 4, 2.00% in year 5, 1.00% in Year 6, and disappearing after the sixth year. The annual 1.00% distribution fee compensates the Distributor for paying the brokers involved in the transaction, if any, a 4.00% up-front sales commission, which includes an advance of the first year's service fee. See Appendix B for more information on Class B shares.


The Class C shares of each Fund are offered at net asset value. The annual 1.00% distribution fee compensates the Distributor for paying the broker involved in the transaction, if any, a 1.00% up-front sales commission, which includes an advance of the first year's service fee. Class C shares are also subject to a CDSC in certain circumstances. See Appendix B for more information on Class C shares.

The Class L shares of each Fund are offered at net asset value plus an initial sales charge. The "offering price" is the initial sales charge plus the net asset value. The Distributor may pay up to 100% of the applicable initial sales charges due upon the purchase of the Class L shares to the brokers, if any, involved in the transaction. As compensation for its services under the Distribution Agreement, the Distributor may retain all or a portion of the initial sales charge from purchases of Class L shares of the Fund. The annual 0.75% distribution fee compensates the Distributor for paying the brokers involved in the transaction, if any, a 2.00% up-front sales commission. Class L shares also are subject to a CDSC in certain circumstances. See Appendix B for more information on Class L shares.


The Distributor has adopted a Code of Ethics. See the Investment Advisor section for details.


From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, cash, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. Any in-house sales incentive program will be conducted in accordance with the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                DISTRIBUTION PLAN


The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B, Class C, and Class L shares. Although the plan differs in some ways for each class, the plan is designed to benefit the Fund and its shareholders. The plan is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to its shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.


Under the plan, the Fund pays the Distributor or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses also may include service fees paid to securities dealers or others who have a servicing agreement with the Fund, the Distributor or its affiliates who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of the Distributor's overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses." The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

CLASS A SHARES. The Fund pays up to 0.25% per year of Class A's average daily net assets to the Distributor or others.

CLASS B AND CLASS C SHARES. The Fund pays the Distributor up to 1.00% per year of the class's average daily net assets, out of which 0.25% may be used for service fees. The plan also may be used to pay the Distributor for advancing commissions to securities dealers for the initial sale of Class B and C shares. The Distributor uses 12b-1 plan fees payable to it to pay third party financing entities that have provided financing to the Distributor in connection with advancing commissions to securities dealers.

CLASS L SHARES. The Fund pays the Distributor up to 0.75% per year of the class's average daily net assets. The plan also may be used to pay the Distributor for advancing commissions to securities dealers for the initial sale of Class L shares. The Distributor uses 12b-1 plan fees payable to it to pay third party financing entities that have provided financing to the Distributor in connection with advancing commissions to securities dealers.

The Rule 12b-1 plan is a compensation plan. It allows the Fund to pay a fee to the Distributor that may be more than the eligible expenses the Distributor has incurred at the time of the payment. The Distributor must, however, report to the board on how it has spent or has immediate plans to spend the amount received on eligible expenses. The Fund will not pay more than the maximum amount allowed under the plan, but shall not exceed the amount permitted to be paid under the rules of the National Association of Securities Dealers.

In addition to the payments that the Distributor or others are entitled to under the plan, the plan also provides that to the extent the Fund, the Advisor or the Distributor or other parties on behalf of the Fund, the Advisor or the Distributor make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of fund shares within the meaning of Rule 12b-1 under the Investment Company Act of 1940, as amended, then these payments shall be deemed to have been made pursuant to the plan.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks may not participate in the plan because of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banks, however, are allowed to receive fees under the plan for administrative servicing or for agency transactions.

The Distributor must provide written reports to the board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, and furnish the board with such other information as the board may reasonably request to enable it to make an informed determination of whether the plans should be continued.


The plan has been approved according to the provisions of Rule 12b-1. The terms and provisions of each plan also are consistent with Rule 12b-1. The Rule 12b-1 Plan will continue in effect from year to year, provided that such continuance is approved annually by a vote of the Board of Directors of the Fund, and a majority of the Directors of the Fund who are not interested persons (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreements related to the Rule 12b-1 Plan ("Rule 12b-1 Independent Directors"), cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may not be amended to increase materially the amount to be spent for the services described in the Rule 12b-1 Plan with respect to a class of shares without the approval of the Class A, Class B, Class C, or Class L shareholders of the Fund, as appropriate, and all material amendments to the Rule 12b-1 Plan must also be approved by the Directors in the manner described above. The Rule 12b-1 Plan may be terminated at any time, without payment of a penalty, by a vote of a majority of the Rule 12b-1 Independent Directors, or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Class on not more than 60 days' written notice to any other party to the Rule 12b-1 Plan. The Board of Directors of the Fund and the Rule 12b-1 Independent Directors have determined that, in their judgment, there is a reasonable likelihood that the Rule 12b-1 Plan will benefit the Fund and its Class A, Class B, Class C, and Class L shareholders. Under the Rule 12b-1 Plan, the Distributor will provide the Board of Directors of the Fund and the Directors will review, at least quarterly, a written report of the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. As part of their quarterly review of the Rule 12b-1 Plan, the Directors will consider the continued appropriateness of the Rule 12b-1 Plan and the level of compensation provided thereunder.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE



The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor, to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor, or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.

The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.


Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, who provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (1) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (2) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (3) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services. To request a copy of the Advisor's Soft Dollar Practices, please call 1-800-368-3863.

The  Advisor  may engage in  "step-out"  and  "give-up"  brokerage  transactions subject to best price and execution. In a step-out or give-up trade, an investment advisor directs trades to a broker-dealer who executes the transactions while a second broker-dealer clears and settles part or all of the transaction. The first broker-dealer then shares part of its commission with the second broker-dealer. The Advisor engages in step-out and give-up transactions primarily (1) to satisfy directed brokerage arrangements of certain of its client accounts and/or (2) to pay commissions to broker-dealers that supply research or analytical services.


Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


At least annually, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.

The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and was subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met. The Advisor anticipates it will continue to enter into such brokerage arrangements.

The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

With respect to the Fund's foreign equity investing, the Advisor is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions are usually higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers are subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.


From time to time, the Advisor may invest for a client in securities being offered in an initial public offering ("IPO"), if the portfolio manager team responsible for the account believes the investment appropriate and desirable for that client. In making this judgment, the team generally considers, among other things, the client's investment objectives and restrictions, tolerance for risk and high portfolio turnover and tax situation; the investment merits of the IPO; the account's current holdings and the availability of funds to make the investment; whether a meaningful position in the IPO securities could be obtained for the account; and expected transaction and other costs to the client making the investment. The team also may consider the account's past participation in IPOs and secondary offerings; brokerage commissions and mark-ups or mark-downs generated by trading for the account; and any other indicators of the client's contribution to the availability of the IPO investment opportunity. After weighing these and other relevant factors, the portfolio manager team may decide to invest in a particular IPO for some but not all clients, or for no clients. IPO investments made by a team for two or more clients may be in amounts that are not equal or proportionate to the participating account's asset size. Other portfolio manager teams may make different investment decisions for their clients about the same IPO.
 When a Fund is small, IPOs may greatly increase the Fund's total returns. But, as the Fund grows larger, the Fund is unlikely to achieve the same level of returns from IPOs. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies.

"Hot issues" are IPOs that trade at a premium when secondary market trading begins. Typically, the demand for "hot issues" exceeds the supply, and the amount of any "hot issue" IPO made available to an investment manager like the Advisor usually is limited. In addition, IPO underwriters tend to offer "hot issues" on a priority basis to investors that have invested or are likely to invest in other offerings underwritten by the same firm or that have executed a significant volume of trades through the firm. A portfolio manager team may buy larger amounts of "hot issue" IPOs for those clients whose past trading, investing and other activities have contributed to the availability of specific "hot issue" IPOs or "hot issue" IPOs generally to the Advisor.

Each portfolio manager team places its clients' orders for a particular IPO with the Advisor's trading desk, and the trading desk seeks to fill those orders together. If the trading desk is not able to obtain the total amount of securities needed to fill all orders, the shares actually obtained are allocated by the trading desk among the participating portfolio manager teams in accordance with pre-established percentages for each team. The trading desk then reallocates each team's percentage among those team clients participating in the order PRO RATA according to the number of shares ordered for each client, subject to rounding up or down to eliminate odd lots or de minimis amounts. The percentages of each limited availability IPO, typically a "hot issue," allocated to each team are fixed in advance, based on the amount of assets under management by each team and other indicators of a team's overall contribution to IPO deal flow, including brokerage generated and the team's overall trading and investing pattern. Team allocation percentages are periodically reevaluated and adjusted if appropriate, generally at intervals of six months or more. In addition, a separate, fixed portion of the percentage allocation of the portfolio manager team that manages the Advisor's private investment companies, or "hedge funds," is specifically designated to go to the hedge funds. Like the team level allocations, the amount designated for the hedge funds is determined in advance and is subject to periodic reevaluation and adjustment. It is designed to recognize the significant contribution made by the trading and investing of the hedge funds to IPO deal flow to the Advisor.

The Advisor's policy and procedures for allocating IPO investment opportunities, including "hot issues," are designed to ensure that all clients are treated fairly and equitably over time. The Advisor does not, however, allocate IPO investment opportunities among its clients in equal amounts or PRO RATA based on the size of an account's assets. Under the Advisor's IPO allocation procedures, certain clients, including the hedge funds, may receive a greater share than other clients (in proportion to the size of their account assets) of the IPO investment opportunities available to the Advisor, including "hot issue" IPOs. These differences in IPO allocations result from, among other things, (1) different judgments made by each portfolio manager team at the time an IPO investment opportunity arises as to whether it would be a desirable and appropriate investment for each particular client and (2) the fact that the Advisor's IPO allocation procedures permit those clients who contribute more to "hot issue" deal flow to receive greater allocations of limited availability "hot issue" IPOs in proportion to the size of their accounts than may be allocated to other clients.

The Advisor also has a policy of blocking further purchases of IPOs for certain client accounts when the portion of the account's total return for the trailing four-calendar-quarter period-to-date that is attributable to IPO investments exceeds certain percentage limits. The restriction remains in place until IPO-driven performance falls below the percentage limits. This policy is designed to help ensure that the Advisor does not attract separate account clients or fund investors on the basis of IPO-driven performance that the Advisor may not be able to sustain or replicate. The blocking policy is applied only to those registered investment companies and separate account clients whose performance is advertised or included in composites of account performance used to market the Advisor's services. The hedge funds managed by the Advisor are not subject to these limits.

The Advisor's policies and procedures generally result in greater IPO allocations (as a percentage of client assets under management) to the hedge funds and to other clients whose accounts are actively traded, have high portfolio turnover rates or invest heavily in all types of IPOs and secondary offerings. As do the hedge funds, these clients may pay the Advisor higher account management fees, including performance fees.


Where more than one of the Advisor's portfolio manager team seeks to have client accounts participate in a deal and the amount of deal securities allocated to the Advisor by the underwriting syndicate is less than the aggregate amount ordered by the Advisor (a "reduced allocation"), the deal securities will be allocated among the portfolio manager teams based on all relevant factors. The primary factor shall be assets under management, although other factors that may be considered in the allocation decision include, but are not limited to, the nature, size, and expected allocation of the deal; the amount of brokerage commissions or other amounts generated by the respective participating portfolio manager teams; and which portfolio manager team is primarily responsible for the Advisor receiving securities in the deal. Based on relevant factors, the Advisor has established general allocation percentages for its portfolio manager teams, and these percentages are reviewed on a regular basis to determine whether asset growth or other factors make it appropriate to use different general allocation percentages for reduced allocations.

When a portfolio manager team receives a reduced allocation of deal securities, the portfolio manager team will allocate the reduced allocation among client accounts in accordance with the allocation percentages set forth in the team's initial allocation instructions for the deal securities, except where this would result in a DE minimis allocation to any client account. On a regular basis, the Advisor reviews the allocation of deal securities to ensure that they have been allocated in a fair and equitable manner that does not unfairly discriminate in favor of certain clients or types of clients.

Transactions in futures contracts are executed through futures commission merchants ("FCMs"). The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

                                    CUSTODIAN


As custodian of the Fund's assets, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


The Advisor, P.O. Box 2936, Milwaukee, WI 53201, acts as transfer agent and dividend-disbursing agent for the Fund. The Advisor is compensated as follows:


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       FUND TYPE/SHARE CLASS                                               FEE*
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Class A shares of Equity Funds and     0.20% of the average daily net asset value of all Class A shares
Income Funds

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Class B shares of Equity Funds and     0.20% of the average daily net asset value of all Class B shares
Income Funds

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Class C shares of Equity Funds and     0.20% of the average daily net asset value of all Class C shares
Income Funds

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Class L shares of Equity Funds and     0.20% of the average daily net asset value of all Class L shares
Income Funds

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Class Z shares of Equity Funds         $21.75 annual open account fee, $ 4.20 annual closed account fee

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Class Z shares of Income Funds         $31.50 annual open account fee, $4.20 annual closed account fee

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Institutional Class shares  of
Income   Funds                                0.015%  of the  average  daily net asset  value of all  Institutional
                                              Class shares

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* Plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.

The fees received and the services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Administration Agreements. The fees and services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Advisory Agreements.

From time to time, the Fund, directly or indirectly through arrangements with the Advisor, and/or the Advisor may pay fees to third parties that provide transfer agent type services and other administrative services to persons who beneficially own interests in the Fund, such as participants in 401(k) plans and shareholders who invest through other financial intermediaries. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Advisor for providing these services to Fund shareholders; however, the Advisor may pay to the third party amounts in excess of such limitation out of its own profits.

                                      TAXES

GENERAL


The Fund intends to qualify annually for treatment as a RIC under Subchapter M of the IRC. If so qualified, the Fund will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This qualification does not involve government supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.


In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year at least 90% of its
investment  company  taxable  income   (consisting   generally  of  taxable  net
investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance with these requirements. From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to qualify for treatment as a RIC under the IRC.


If Fund shares are sold at a loss after being held for 12 months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.


The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund may make additional distributions if necessary to avoid imposition of the Excise Tax on undistributed income and gains.


All or a portion of a sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of these shares within 90 days after their purchase to the extent shares of the Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of this sales charge will increase the shareholder's tax basis in the shares subsequently acquired. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if the shareholder purchases other shares of the Fund (whether through reinvestment of distributions or otherwise) or acquires or enters into a contract or option to acquire securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

FOREIGN TRANSACTIONS

Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

The Fund holding foreign securities in its investment portfolio maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (1) from the disposition of foreign currencies and forward currency contracts, (2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") in accordance with its investment objective, policies, and restrictions. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


PASS-THROUGH INCOME TAX EXEMPTION

Most state laws provide a pass-through to mutual fund shareholders of the state and local income tax exemption afforded owners of direct U.S. government obligations. You will be notified annually of the percentage of a Fund's income that is derived from U.S. government securities.


DERIVATIVE INSTRUMENTS

The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.

For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.


PURCHASES IN KIND

Shares of the Fund may be purchased "in kind," subject to the Advisor's determination that the securities are acceptable investments for the Fund. In an in-kind purchase, investors transfer securities to the Fund in exchange for Fund shares. Securities accepted by the Fund in an in kind purchase will be valued at market value. An in kind purchase may result in adverse tax consequences under certain circumstances to: (1) investors transferring securities for shares ("In Kind Investors"), (2) investors who acquire shares of the Fund after a transfer ("new shareholders"), or (3) investors who own shares at the time of transfer ("current shareholders"). As a result of an in kind purchase, the Fund may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an in kind purchase, the amount of the gain would be taxable to new shareholders, current shareholders, and In Kind Investors. The effect of this for current shareholders or new shareholders would be to tax them on a distribution that represents an increase in the value of their investment. The effect on In Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Fund acquires securities having an unrealized capital loss. In that case, In Kind Investors will be unable to utilize the loss to offset gains, but, because an in kind purchase will not result in any gains, the inability of In Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders or current shareholders, to the extent that unrealized losses are realized by the Fund, new shareholders, or current shareholders may benefit by any reduction in net tax liability attributable to the losses. The Advisor cannot predict whether securities acquired in any in kind purchase will have unrealized gains or losses on the date of the in kind purchase. Consistent with its duties, the Advisor will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund.


USE OF TAX-LOT ACCOUNTING

When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carry forward position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carry forward position.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.


                        DETERMINATION OF NET ASSET VALUE


Generally, when an investor makes any purchases, sales, or exchanges, the price of the investor's shares will be the net asset value ("NAV") next determined after Strong Funds receives a request in proper form (which includes receipt of all necessary and appropriate documentation and subject to available funds) plus any applicable sales charges. If Strong Funds receives such a request prior to the close of the New York Stock Exchange ("NYSE") on a day on which the NYSE is open, the share price will be the NAV determined that day. The NAV for each Fund or each class of shares is normally determined as of 3:00 p.m. Central Time ("CT") each day the NYSE is open. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the NYSE closes at a time other than 3:00 p.m. CT or if an emergency exists. The NAV of each Fund or of each class of shares of a Fund is calculated by taking the fair value of the Fund's total assets attributable to that Fund or class, subtracting all its liabilities attributable to that Fund or class, and dividing by the total number of shares outstanding of that Fund or class. Expenses are accrued daily and applied when determining the NAV. The Fund's portfolio securities are valued based on market quotations or at fair value as determined by the method selected by the Fund's Board of Directors.

Equity securities are valued at the last sales price on the NASDAQ or, if not traded on the NASDAQ, at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on NASDAQ for which there were no transactions on a given day or securities not listed on an exchange or NASDAQ are valued at the average of the most recent bid and asked prices. Other exchange-trade securities (generally foreign securities) will be valued based on market quotations.


Securities quoted in foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's NAV on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

                       ADDITIONAL SHAREHOLDER INFORMATION

BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

DOLLAR COST AVERAGING

Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan are methods of implementing dollar cost averaging. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, an investor will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, an investor's average cost per share may be less than the average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their ability to continue the program through periods of both low and high share-price levels.

FEE WAIVERS

The Fund reserves the right to waive some or all fees in certain conditions where the application of the fee would not serve its purpose.

FINANCIAL INTERMEDIARIES

If an investor purchases or redeems shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. Please consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers. The Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund; however, the Advisor may pay to the financial intermediary amounts in excess of such limitation out of its own profits. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. Investors will not be charged for such fees if investors purchase or redeem Fund shares directly from the Fund without the intervention of a financial intermediary.

FUND REDEMPTIONS


Shareholders can gain access to the money in their accounts by selling (also called redeeming) some or all of their shares by mail, telephone, computer, automatic withdrawals, or through a broker-dealer, (assuming all the appropriate documents and requirements have been met for these account options). After a redemption request is processed, the proceeds from the sale will normally be sent on the next business day but, in any event, no more than seven days later.

MOVING ACCOUNT OPTIONS AND INFORMATION


When establishing a new account by exchanging funds from an existing Strong Funds account, some account options (such as the exchange option, Express PurchaseSM, and the redemption option), if existing on the account from which money is exchanged, will automatically be made available on the new account unless the shareholder indicates otherwise, or the option is not available on the new account. Subject to applicable Strong Funds policies, other account options, including automatic investment, automatic exchange and systematic withdrawal, may be moved to the new account at the request of the shareholder. If allowed by Strong Funds policies (i) once the account options are established on the new account, the shareholder may modify or amend the options, and (ii) account options may be moved or added from one existing account to another new or existing account. Account information, such as the shareholder's address of record and social security number, will be copied from the existing account to the new account.


PROMOTIONAL ITEMS

From time to time, the Advisor and/or Distributor may give de minimis gifts or other immaterial consideration to investors who open new accounts or add to existing accounts with the Strong Funds. In addition, from time to time, the Advisor and/or Distributor, alone or with other entities or persons, may sponsor, participate in conducting, or be involved with sweepstakes, give-aways, contests, incentive promotions, or other similar programs ("Give-Aways"). This is done in order to, among other reasons, increase the number of users of and visits to the Fund's Internet web site. As part of the Give-Aways, persons may receive cash or other awards including without limitation, gifts, merchandise, gift certificates, travel, meals, and lodging. Under the Advisor's and Distributor's standard rules for Give-Aways, their employees, subsidiaries, advertising and promotion agencies, and members of their immediate families are not eligible to enter the Give-Aways.

REDEMPTION IN KIND


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption in kind"). Shareholders receiving securities or other financial assets in a redemption in kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.

Redemption checks in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period may not be honored by the Fund if the Advisor determines that existing conditions make cash payments undesirable.


RETIREMENT PLANS

TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred Traditional IRA. The Strong Funds offer a prototype plan for you to establish your own Traditional IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your Traditional IRA (or up to $4,000 between your Traditional IRA and your non-working spouses' Traditional IRA). Under certain circumstances, your contribution will be deductible.

ROTH IRA: Taxpayers, of any age, who have earned income and whose adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.

EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.

DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals help lower the employees' taxable income. Please note that you may no longer open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.

RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

SHARES IN CERTIFICATE FORM

Certificates will be issued for shares held in a Fund account only upon written request. A shareholder will, however, have full shareholder rights whether or not a certificate is requested.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:

o    when adding the redemption option to an existing account;

o when transferring the ownership of an account to another individual or organization;
o    when submitting a written redemption request for more than $100,000;
o when requesting to redeem or redeposit shares that have been issued in certificate form;
o    if requesting a certificate after opening an account;
o when requesting that redemption proceeds be sent to a different name or address than is registered on an account;
o    if adding/changing a name or adding/removing an owner on an account; and
o    if adding/changing the beneficiary on a transfer-on-death account.

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.


TELEPHONE AND ELECTRONIC EXCHANGE/REDEMPTION/PURCHASE PRIVILEGES

The Fund employs reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or electronically, providing written confirmations of such transactions to the address of record, tape recording telephone instructions, and backing up electronic transactions.

                                  ORGANIZATION

The Fund is a "Series" of common stock of a Corporation, as described in the chart below:

                                             Incorporation   Date Series    Date Class   Authorized      Par
               Corporation                       Date          Created       Created       Shares     Value ($)
------------------------------------------- ---------------- ------------- ------------- ------------ -----------

Strong Opportunity Fund, Inc.                 07/05/1983                                 Indefinite        .01
   - Strong Opportunity Fund*                                 07/05/1983                 Indefinite        .01
       oInvestor Class                                                      07/05/1983   Indefinite        .01
       oAdvisor Class                                                       02/17/2000   Indefinite        .01
   - Strong Science and Technology Fund*                      12/15/2000                 Indefinite        .01
   - Strong Advisor Endeavor 20 Fund                          12/15/2000                 Indefinite        .01
       oClass A                                                             12/15/2000   Indefinite        .01
       oClass B                                                             12/15/2000   Indefinite        .01
       oClass C                                                             12/15/2000   Indefinite        .01
       oClass L                                                             12/15/2000   Indefinite        .01


*Described in a different prospectus and Statement of Additional Information.

The Strong Advisor Endeavor 20 Fund, Strong Opportunity Fund, and Strong Science and Technology Fund are diversified series of Strong Opportunity Fund, Inc., which is an open-end management investment company.

The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations, or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations, or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income, and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter that affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and, in effect, each series will be a separate fund.


                              SHAREHOLDER MEETINGS

The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.

                             PERFORMANCE INFORMATION

The Strong Funds may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Advisor may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.

A multiple class Fund will separately calculate performance information for each class of shares. The performance figures for each class of shares will vary based on differences in their expense ratios.

DISTRIBUTION RATE

The distribution rate for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

AVERAGE ANNUAL TOTAL RETURN

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total returns reflect the impact of sales charges, if any.

TOTAL RETURN

Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total returns reflect the impact of sales charges, if any.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return. Cumulative total returns reflect the impact of sales charges, if any.

COMPARISONS

U.S. TREASURY BILLS, NOTES, OR BONDS. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. Government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

OTHER SOURCES. The Fund's advertisements and supplemental sales literature may contain full or partial reprints of editorials or articles evaluating the Fund's management and performance from such sources as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Mutual Fund Magazine, Barron's, and various investment newsletters. The Fund may also include testimonials from shareholders, clients, and others that describe their experiences with the Fund, the Advisor, or the Distributor, including descriptions of the Fund's performance, features, and attributes and the services, tools, and assistance provided by the Fund, the Advisor, or the Distributor.

INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.


INVESTMENT OBJECTIVE. The Funds offer a comprehensive range of conservative to aggressive investment options. The Funds and their investment objectives are listed below.


FUND NAME                                  INVESTMENT OBJECTIVE
---------                                   --------------------

----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
GROWTH AND INCOME
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor U.S. Value Fund            Total return by investing for both income and capital growth.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
EQUITY
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Common Stock Fund          Capital growth.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Endeavor 20 Fund           Capital growth.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Focus Fund                 Capital growth.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Mid Cap Growth Fund        Capital growth.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Small Cap Value Fund       Capital growth.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Technology Fund            Capital growth
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
INCOME
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Aggressive  High-Yield    Total return by investing for a high level of current income and
Bond Fund                                capital growth.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor  Bond  Fund                Total  return  by investing  for a high level of current
                                          income  with  a  moderate   degree  of share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------
Strong Advisor Short Duration Bond Fund   Total return by  investing  for a high level of  income   with  a  low
                                          degree  of share-price fluctuation.

----------------------------------------- --------------------------------------------------------------------------
                                          --------------------------------------------------------------------------

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The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

   SUGGESTED MINIMUM HOLDING PERIODS


              2 TO 4 YEARS                4 TO 7 YEARS          5 OR MORE YEARS


----------------------------------------- ----------------- ---------------------------

  Advisor Short Duration         Advisor Aggressive         Advisor Common Stock Fund
         Bond Fund              High-Yield Bond Fund        Advisor Endeavor 20 Fund
                                                               Advisor Focus Fund
                                 Advisor Bond Fund         Advisor Mid Cap Growth Fund
                                                          Advisor Small Cap Value Fund
                                                             Advisor Technology Fund
                                                             Advisor U.S. Value Fund


PRODUCT LIFE CYCLES. Discussions of product life cycles and their potential impact on the Fund's investments may be used in advertisements and sales materials. The basic idea is that most products go through a life cycle that generally consists of an early adoption phase, a rapid growth phase, and a maturity phase. The early adoption phase generally includes the time period during which the product is first being developed and marketed. The rapid growth phase usually occurs when the general public becomes aware of the new product and sales are rising. The maturity phase generally includes the time period when the public has been aware of the product for a period of time and sales have leveled off or declined.

By identifying and investing in companies that produce or service products that are in the early adoption phase of their life cycle, it may be possible for the Fund to benefit if the product moves into a prolonged period of rapid growth that enhances the company's stock price. However, you should keep in mind that investing in a product in its early adoption phase does not provide any guarantee of profit. A product may experience a prolonged rapid growth and maturity phase without any corresponding increase in the company's stock price. In addition, different products have life cycles that may be longer or shorter than those depicted and these variations may influence whether the product has a positive effect on the company's stock price. For example, a product may not positively impact a company's stock price if it experiences an extremely short rapid growth or maturity phase because the product becomes obsolete soon after it is introduced to the general public. Other products may never move past the early adoption phase and have no impact on the company's stock price.

ADDITIONAL FUND INFORMATION

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  (SIGMA)(xi - xm)2

                                                   ---------
                                                      n-1

Where:   (SIGMA) = "the sum of",
         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

Other  measures  of  volatility  and  relative   performance   may  be  used  as
appropriate. However, all such measures will fluctuate and do not represent future results.

                               GENERAL INFORMATION

BUSINESS PHILOSOPHY

The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.


The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.


INVESTMENT ENVIRONMENT

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING


These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.


1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

STRONG RETIREMENT PLAN SERVICES

Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.

TURNKEY APPROACH. The retirement plans offered by the Advisor are designed to be streamlined and simple to administer. To this end, the Advisor has invested heavily in the equipment, systems, technology, and people necessary to adopt or convert a plan, and to keep it running smoothly. The Advisor provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, the Advisor provides customizable IRS-approved prototype documents. The Advisor's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

The Advisor strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options.

RETIREMENT OPTIONS. The Advisor works closely with plan sponsors to design a comprehensive retirement program. The open architecture design of the plans allows for the use of the family of mutual funds managed by the Advisor as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.


EDUCATION. Participant education and communication are key to the success of any retirement program, and therefore are two of the most important services that the Advisor provides. The Advisor's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, the Advisor provides attractive, readable print materials that are supplemented with audio and video tapes and retirement education programs. The Advisor will work with plan sponsors to identify participants' education needs.


SERVICE. The Advisor's goal is to provide a world class level of service through the use of experienced retirement plan professionals and advanced technology. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. The Advisor is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries. The Advisor invests in the latest technology in order to provide plan sponsors and participants with superior service.

The Advisor has designed both "high-tech" and "high-touch" systems, providing an automated telephone system and Internet access as well as professional personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.


STRONG FINANCIAL INTERMEDIARY GROUP

The Strong Financial Intermediary Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by the Advisor, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to the Advisor's network of regional representatives, and other specialized services. For more information on the Strong Financial Intermediary Group, call 1-800-368-1683.

                             INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.


                                  LEGAL COUNSEL


Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202, acts as legal counsel for the Fund.

                     APPENDIX A - DEFINITION OF BOND RATINGS

                     STANDARD & POOR'S ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;


2.   Nature of and provisions of the obligation;


3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

'AAA'

An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

'AA'

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

'A'

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


'BBB'

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

'BB'

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

'B'

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

'CCC'

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

'CC'

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

'C'


A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.


'D'

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) : The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r

This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.


                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             FITCH, INC. ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS

AAA (xxx)

'AAA' national ratings denote the highest rating assigned by Fitch in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA (xxx)

'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (xxx)

'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB (XXX)

'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB (xxx)

'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (xxx)

'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment.

CCC (xxx), CC (xxx), C (xxx)

These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD (xxx), DD (xxx), D (xxx)

These categories of national ratings are assigned to entities or financial commitments which are currently in default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.

"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA (xxx)' national rating category or to categories below 'CCC (xxx).'


                               SHORT-TERM RATINGS

                STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

'A-1'

A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

'A-2'

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

'A-3'

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

'B'

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

'C'

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

'D'

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          STANDARD & POOR'S SHORT-TERM MUNICIPAL ISSUE CREDIT RATINGS

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.


                         MOODY'S SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME - 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

o        Leading market positions in well-established industries.
o        High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME - 2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME - 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.


            FITCH, INC. ("FITCH") SHORT-TERM NATIONAL CREDIT RATINGS

F1 (xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2 (xxx)

Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 (xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx)

Indicates actual or imminent payment default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.


"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to ratings other than 'F1
(xxx)'.


In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our rating definitions for F1+ (xxx), F1 (xxx), F2 (xxx) and F3 (xxx) may be substituted by the regulatory scales, e.g. A1+, A1, A2 and A3.

                           APPENDIX B - SHARE CLASSES

FRONT-END SALES LOAD

The maximum front-end sales load is 5.75% for Class A shares. There is no front-end load for Class B or Class C shares.


The offering price for Class A shares is the next NAV calculated after a purchase order is accepted, plus any applicable initial sales charges. No sales charge is imposed on reinvested dividends and distributions. Class A shares are also subject to Rule 12b-1 fees at an annual rate of 0.25% of average daily net assets. The amount of the initial sales charge you pay when you buy Class A shares differs depending on the amount you invest:


--------------------------------------------- ----------------------- ----------------------- -----------------------

                                                                                                      Dealer
                                                                                                 Reallowance as a
                 Amount of                       As a Percentage         As a Percentage          Percentage of
              Your Investment                   of Offering Price         of Investment           Offering Price

--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
Less than $50,000                                     5.75%                   6.10%                   5.00%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$50,000 but less than $100,000                        4.50%                   4.71%                   3.75%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$100,000 but less than $250,000                       3.50%                   3.63%                   2.80%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$250,000 but less than $500,000                       2.50%                   2.56%                   2.00%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$500,000 but less than $1,000,000                     2.00%                   2.04%                   1.60%
--------------------------------------------- ----------------------- ----------------------- -----------------------
--------------------------------------------- ----------------------- ----------------------- -----------------------
$1,000,000 or more                                     None                    None                   1.00%
--------------------------------------------- ----------------------- ----------------------- -----------------------

For Class L shares of each Fund, the front-end sales load is 1.00% of the amount that you invest and the dealer reallowance as a percentage of offering price is 2.00%. The offering price for Class L shares is the next NAV calculated after a purchase order is accepted, plus any applicable initial sales charges. No sales charge is imposed on reinvested dividends and distributions. Class L shares are also subject to Rule 12b-1 fees at an annual rate of 0.75% of average daily net assets.

DEALER REALLOWANCES. As shown above, Distributor pays (or "reallows") a portion of the initial sales charge. The dealer reallowance is expressed as a percentage of the Class A and Class L shares' offering price.

WAIVERS OR REDUCTIONS OF FRONT-END SALES LOADS

The  initial   sales   charge  may  be  reduced  or  waived  in  the   following
circumstances.


1. REINSTATEMENT PRIVILEGE. Shareholders of the Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds at net asset value (without a sales charge). Such a reinvestment must be made within 365 days of the redemption and is limited to the amount of the redemption proceeds. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B Shares will be reinvested in Class A Shares. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information. If you paid a CDSC when you redeemed your Class A, Class C, or Class L shares from the Fund, a new CDSC will apply to your purchase of Fund shares and the CDSC holding period will begin again. We will, however, credit your fund account with additional shares based on the CDSC you previously paid and the amount of the redemption proceeds that you reinvest.

2. LETTER OF INTENT (LOI). If a shareholder (other than a group purchaser described below) anticipates purchasing $50,000 or more of Class A shares of a Fund within a 13-month period, the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent and delivering the Letter of Intent to the Advisor within 90 days of the commencement of purchases. Subject to acceptance by the Advisor and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent. The shareholder or his dealer must inform the Advisor that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if the shareholder's purchases within 13 months plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, the shareholder will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Out of the shareholder's initial purchase (or subsequent purchases if necessary), shares equal to difference between the lower sales charge and the higher sales charge the investor would have paid had the investor not purchased shares through this program will be held in escrow until the intended amount is invested. These escrowed shares may be redeemed by the Fund if the investor is required to pay additional sales charges. When the minimum investment so specified is completed, the escrowed shares will be released. If the intended investment is not completed, the Advisor or Distributor will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Advisor or Distributor. By completing and signing the Account Application or Letter of Intent, the shareholder irrevocably appoints the Advisor and/or the Distributor as the shareholder's attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.


3. RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when the shareholder's new investment, together with the current offering price value of Class A shares of that Fund reaches a discount level. A shareholder (or his investment adviser) must provide the Advisor or Distributor with information to verify that the quantity sales charge discount is applicable at the time the investment is made.


4. GROUP PURCHASES. A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not the Letter of Intent) obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the Class A shares upon the request of the Advisor or Distributor.


The initial sales charge for Class A shares may be waived in the following circumstances.


1. WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS. Class A shares may be purchased without an initial sales charge or contingent deferred sales charge
(CDSC) by investors who reinvest within 365 days, in these circumstances:

a. Dividend and capital gain distributions from the Fund. The distributions generally must be reinvested in the same share class. This waiver category also applies to Class B, C and L shares.


b. Annuity payments received under either an annuity option or from death benefit proceeds, if the annuity contract offers the Fund as an investment option. You should contact your tax advisor for information on any tax consequences that may apply.

c.  Distributions from an existing retirement plan invested in the Fund.

2. BANK TRUST DEPARTMENTS AND LAW FIRMS. Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with Distributor or the Advisor or one of their affiliates and the shares are being acquired for the benefit of their trust account clients.

3. ANY STATE OR LOCAL GOVERNMENT OR ANY INSTRUMENTALITY, DEPARTMENT, AUTHORITY OR AGENCY THEREOF that has determined a Fund is a legally permissible investment and that can only buy Fund shares without paying sales charges. Please consult your legal and investment advisors to determine if an investment in a Fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.


4. WRAP ACCOUNT AND FUND "SUPERMARKET" INVESTMENTS. Shares acquired by investments through certain dealers (including registered investment advisors and financial planners) that have established certain operational arrangements with the Advisor that include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account, or a similar program under which such clients pay a fee to such dealer.

5. CERTAIN RETIREMENT PLANS. Employer-sponsored retirement plans, and their participants, for which the Advisor, the Fund's Distributor, or one of their affiliates has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with the Advisor, the Fund's Distributor, or one of their affiliates, to perform services. A CDSC may apply if the retirement plan is transferred out of the Fund or terminated within 365 days of the retirement plan account's initial purchase in the Fund.


6. QUALIFIED REGISTERED INVESTMENT ADVISORS who buy through a broker-dealer or service agent who has entered into an agreement with Distributor.

7. REGISTERED SECURITIES DEALERS and their affiliates, for their investment accounts only.

8. CURRENT EMPLOYEES OF SECURITIES DEALERS and their affiliates and their family members, as allowed by the internal policies of their employer.


9. OFFICERS, DIRECTORS AND EMPLOYEES OF THE FUND, THE ADVISOR, THE FUND'S DISTRIBUTOR, and these entities' affiliates, and each of their family members living in the same household.


10. INVESTMENT COMPANIES EXCHANGING SHARES or selling assets pursuant to a merger, acquisition or exchange offer.


11. ACCOUNTS MANAGED BY THE ADVISOR or an affiliate, including accounts in fee-based advisory programs such as the Strong Advisor and Strong Private Client programs.


12. CERTAIN UNIT INVESTMENT TRUSTS and their holders reinvesting distributions from the trusts.

13. GROUP ANNUITY SEPARATE ACCOUNTS offered to retirement plans.

14. INSURANCE COMPANY SEPARATE ACCOUNTS. Shares acquired by insurance company separate accounts.

15. INTERNAL REVENUE CODESS.529 PLAN ACCOUNTS for which the Advisor provides investment management services.

16. TRANSFERS OF $5 MILLION OR MORE, within a period of 90 days, from a single registered investment professional.


DEALER COMPENSATION

Securities dealers may at times receive the entire sales charge. A securities dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the dealer compensation table in the funds' prospectus.


The Distributor may pay up to 1% as a commission, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares of $1 million or more.


The Distributor or one of its affiliates may pay up to 1%, out of its own resources, to securities dealers who initiate and are responsible for purchases of Class A shares by certain retirement plans without an initial sales charge. These payments may be made in the form of contingent advance payments, which may be recovered from the securities dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between the Distributor, or one of its affiliates, and the securities dealer.

In addition to the payments above, the Distributor and/or its affiliates may provide financial support to securities dealers that sell shares of the Fund. This support is based primarily on the amount of sales of Fund shares and/or total assets with the Fund. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts relating to the Fund; a securities dealer's support of, and participation in, the Distributor's marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Fund. Financial support to securities dealers may be made by payments from the Distributor's resources, from the Distributor's retention of underwriting concessions, and from payments to Distributors under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc.

The Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on the Fund and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Fund, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Distributor.


CONTINGENT DEFERRED SALES CHARGE (CDSC)


If you invest $1 million or more in Class A shares, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any shares you sell within 12 months of purchase. The CDSC is 1% of the net asset value at the time of purchase.

Certain retirement plan accounts that qualify to buy Class A shares without an initial sales charge also may be subject to a CDSC if the retirement plan is transferred out of the Fund or terminated within 365 days of the account's initial purchase in the Fund.


Class B shares are only available for purchases up to $500,000. For Class B shares, there is a CDSC if you sell your shares within six years, as described in the table below. The charge is based on the net asset value at the time of purchase.


IF YOU SELL YOUR CLASS B   THIS % IS DEDUCTED FROM
SHARES WITHIN THIS MANY    YOUR PROCEEDS AS A CDSC
YEARS AFTER BUYING
THEM
--------------------------------------------------------------------------------
1 Year                              5
2 Years                             4
3 Years                             4
4 Years                             3
5 Years                             2
6 Years                             1
7 Years                             0

If you invest in Class C shares, a CDSC may apply on any shares you sell within 12 months of purchase. The CDSC is 1% of the net asset value at the time of purchase.

If you invest in Class L shares, a CDSC may apply on any shares you sell within 18 months of purchase. The CDSC is 1% of the net asset value at the time of purchase.

Any purchase of $1 million or more will be placed in Class A shares.

CDSC WAIVERS

The CDSC for any share class generally will be waived for:

1.  Account fees.

2. Sales of Class A shares purchased without an initial sales charge by certain retirement plan accounts if the securities dealer of record received a payment from the Distributor of 0.25% or less, or the Distributor did not make any payment in connection with the purchase, or the securities dealer of record has entered into a supplemental agreement with the Distributor.

3. Redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the securities dealer of record waived its commission in connection with the purchase.

4. Redemptions by the Fund when an account falls below the minimum required account size.

5.  Redemptions following the death of the shareholder or beneficial owner.


6. Redemptions through a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's net asset value depending on the frequency of your plan. Systematic withdrawals of 12% annually require that the minimum distribution for such plan is no less than $250 per month.

7. Redemptions by an employee benefit plan or trust account whose third party administrator or dealer has entered into an agreement with the Distributor or the Advisor or one of their affiliates to perform certain document or administrative services, subject to operational and minimum size requirements specified from time to time by the Distributor or the Advisor or one of their affiliates (not applicable to Class B).

8. Distributions from individual retirement accounts (IRAs) due to death or disability (as defined in the IRC) (for Class B, this applies to all retirement plan accounts, not only IRAs) or for mandatory distributions once the shareholder reaches age 70 1/2. Mandatory Redemptions at age 70 1/2 must represent a minimum required pro rata distribution. For Class B shares that are part of an individual's total IRA or 403(b) investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relation to the entire mandatory distribution as the Class B shares investment bears to the total investment.


9. Returns of excess contributions (and earnings, if applicable) from retirement plan accounts.

10.  Participant   initiated   distributions  from  employee  benefit  plans  or
participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B).

ADDITIONAL DEALER COMMISSIONS/CONCESSIONS


Dealers may receive different compensation with respect to sales of Class A, Class B, Class C, or Class L shares. In addition, from time to time, the Distributor may pay dealers 100% of the applicable sales charge on sales of Class A or Class L shares of certain specified Funds sold by such dealer during a specified sales period. In addition, from time to time, the Distributor, at its expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Distributor may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Distributor may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                                    PROSPECTUS DECEMBER 29, 2000







                                                                          Strong
                                                          Science and Technology
                                                                            Fund


                                              [PICTURE OF MAN HOLDING TELEPHONE]


























                                                            [STRONG LOGO] STRONG

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

YOUR INVESTMENT

KEY INFORMATION

What is the fund's goal?

What are the fund's principal investment strategies?

What are the main risks of investing in the fund?

What are the fund's fees and expenses?

Who are the fund's investment advisor and portfolio managers?


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW

YOUR ACCOUNT

Share Price

Buying Shares

Selling Shares

Additional Policies

Distributions

Taxes

Services For Investors

Reserved Rights

For More Information                                                  Back Cover

IN THIS PROSPECTUS, "WE" OR "US" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE INVESTMENT ADVISOR, ADMINISTRATOR, AND TRANSFER AGENT FOR THE STRONG FUNDS.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT IS THE FUND'S GOAL?

The STRONG SCIENCE AND TECHNOLOGY FUND seeks capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?


Under normal market conditions, the fund will invest at least 65% of its assets in stocks of companies of any size that derive at least 50% of their revenues, expenses, or profits from producing, developing, selling, using, or distributing products or services of the technology or science sectors. Some examples of these companies include providers of electronics, communications, media, chemical materials, defense and aerospace products, life sciences and health care services, environmental services, and electronic commerce. To select investments, the managers analyze company fundamentals including industry growth trends, earnings growth rates, and share price changes. The managers may sell a holding when the company's growth prospects become less attractive or to take advantage of a better investment opportunity.

To a limited extent, the fund writes put and call options. This means that the fund sells an option to another party to either sell a stock to (put) or buy a stock from (call) the fund at a predetermined price in the future. When the fund writes put or call options, it will receive fees or premiums but is exposed to losses due to changes in the value of the stock against which the put or call is written. Writing options can serve as a limited or partial hedge against adverse market movements. This is because declines in the value of the hedged stock will be offset by the premium received for writing the option. Whether or not this hedging strategy is successful depends on a variety of factors, particularly the ability of the fund's managers to predict movements of the price of the hedged stock. The managers' decision to engage in this hedging strategy will reflect the managers' judgment that writing an option on a stock will provide value to the fund and its shareholders. To a limited extent, the fund may also invest in foreign securities.

The fund's active trading approach may increase the fund's costs, and these additional costs may reduce the fund's performance. The fund's active trading approach may also increase the amount of capital gains tax that you pay on the fund's returns.

The managers of the fund may invest any amount in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position to avoid losses during adverse market conditions. Taking a temporary defensive position could reduce the benefit to the fund if the market goes up. In this case, the fund may not achieve its investment goal.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

GENERAL STOCK RISKS: The major risks of the fund are those of investing in the stock market. That means the fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.


FOREIGN SECURITIES RISKS: The fund may invest up to 25% of its assets in foreign securities. Foreign investments involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

GROWTH-STYLE INVESTING RISK: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of stock funds that focus on other types of stocks or that have a broader investment style.

MANAGEMENT RISK: The fund is subject to management risk because it is actively managed. There is no guarantee that the investment techniques and risk analyses used by the managers will produce the desired results.

NONDIVERSIFIED PORTFOLIO RISK: The fund is a nondiversified fund, so compared to a diversified fund, it may take larger positions in individual stocks. As a result, the shares of this fund may tend to fluctuate in value more than those of a fund investing in a broader range of securities.

SCIENCE AND TECHNOLOGY RISKS: The fund concentrates its assets in companies engaged in the science and technology market sectors. The value of these companies is vulnerable to rapidly changing technology, extensive government regulation, and relatively high risks of obsolescence caused by scientific and technological advances. These companies face greater risk of business failure. Also, the securities of these companies generally have higher price/earning (P/E) ratios than the P/E ratios of the general stock market. A P/E ratio describes the relationship between the price of a stock and its earnings per share during the last 12 months. The higher the P/E, the more earnings growth investors are expecting. However, stocks with a higher P/E are considered riskier than stocks with a lower P/E, lower growth, and proven earnings. As a result of all of these factors, the fund's shares are subject to abrupt or erratic price movements and are likely to fluctuate in value more than those of a fund investing in a broader range of securities.

SMALLER AND MEDIUM COMPANIES RISK: The fund invests a substantial portion of its assets in the stocks of smaller- and medium-capitalization companies. Small- and medium-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio. Generally, the smaller the company size, the greater the risk.

WRITING OPTIONS RISK: The fund writes put and call options. The fund will receive fees for writing options but is exposed to losses due to an adverse change in the value of the underlying asset against which the option was written. Transactions involving written options may include elements of leverage and could magnify a fund's losses. Using options in this manner may reduce a fund's opportunity for investment gain. To the extent required to cover the financial exposure created by the use of these instruments, the fund will offset potential obligations either through the use of derivative instruments (such as options and futures) or through the identification of liquid assets on its books and records.


The fund is appropriate for investors who are comfortable with the risks described here and whose financial goals are five or more years in the future. The fund is not appropriate for investors concerned primarily with principal stability.


The bar chart and performance table are not presented because the fund is new and did not begin operations until December 29, 2000.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
The fund is 100% no-load, so you pay no sales charges (loads) to buy or sell shares. Shares of the fund held for less than twelve months are subject to a redemption fee of 1.00%. Redemption fees are paid directly to the fund.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.

ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)


Management Fee                                    1.10%
Other Expenses*                                   0.84%
Total Annual Fund Operating Expenses              1.94%


* BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXAMPLE: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR                3 YEARS
--------------------- ------------------

$197                  $609

WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

Strong Capital Management, Inc. (Strong) is the investment advisor for the fund. Strong provides investment management services for mutual funds and other investment portfolios representing assets, as of October 31, 2000, of over $45 billion. Strong began conducting business in 1974. Since then, its principal business has been providing investment advice for individuals and institutional accounts, such as pension and profit-sharing plans, as well as mutual funds, several of which are available through variable insurance products. Strong's address is P.O. Box 2936, Milwaukee, WI 53201.

The following individuals are the fund's portfolio managers:

D. PAUL BERG co-manages the SCIENCE AND TECHNOLOGY FUND. Mr. Berg has over seven years of investment experience and is a Chartered Financial Analyst. He joined Strong in October 2000 and has co-managed the SCIENCE AND TECHNOLOGY FUND since its inception in December 2000. From December 1999 to October 2000, Mr. Berg was employed at Conseco Capital Management, Inc. as a portfolio manager. From September 1997 to November 1999, he was a research analyst at Friess Associates, Inc. and from June 1993 to July 1997 he was a senior analyst at Morgan Keegan, Inc. Mr. Berg received his bachelors degree in Business Administration from Colorado State University in 1991 and his Masters of Business Administration from Owen Graduate School of Management, Vanderbilt University in 1993.

THOMAS J. PENCE co-manages the SCIENCE AND TECHNOLOGY FUND. He has over nine years of investment experience and is a Chartered Financial Analyst. He joined Strong in October 2000 as an equity portfolio manager and has co-managed the SCIENCE AND TECHNOLOGY FUND since its inception in December 2000. From June 1992 to October 2000, Mr. Pence was an equity portfolio manager at Conseco Capital Management, Inc. From 1987 to June 1991, Mr. Pence was Director of Development at The Forum Group. Mr. Pence received his bachelors degree in Business from Indiana University in 1983 and his Masters of Business Administration in Finance from the University of Notre Dame in 1986.


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW


To a limited  extent,  the fund may  participate in the initial public  offering
(IPO) market. When a fund is small, IPOs may greatly increase the fund's total returns. But, as the fund grows larger, the fund is unlikely to achieve the same level of returns from IPOs. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies.


YOUR ACCOUNT

SHARE PRICE


Your transaction price for buying, selling, or exchanging shares is the net asset value per share (NAV). NAV is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 3:00 p.m. Central Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, NAV may be calculated at a different time. Your share price will be the next NAV calculated after we accept your order.


NAV is based on the market value of the securities in a fund's portfolio. If market prices are not available, NAV is based on a security's fair value as determined in good faith by us under the supervision of the Board of Directors of the Strong Funds.

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We determine a fund's share price or NAV by dividing net assets (the value of its investments, cash, and other assets minus the liabilities) by the number of shares outstanding.
---------------------------------------------------------------

FOREIGN SECURITIES
Some of the fund's portfolio securities may be listed on foreign exchanges that trade on days when we do not calculate an NAV. As a result, the fund's NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that we calculate a fund's NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when we calculate a fund's NAV generally will not be reflected in the fund's NAV. These events will be reflected in the fund's NAV when we, under the supervision of the Board of Directors of the Strong Funds, determine that they would have a material effect on the fund's NAV.

BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.

------------------------------------------------- ---------------------------------- ----------------------------------
                                                     INITIAL INVESTMENT MINIMUM        ADDITIONAL INVESTMENT MINIMUM
------------------------------------------------- ---------------------------------- ----------------------------------
Regular accounts                                  $2,500                             $50
------------------------------------------------- ---------------------------------- ----------------------------------
Education IRA accounts                            $500                               $50
------------------------------------------------- ---------------------------------- ----------------------------------
Other IRAs and UGMA/UTMA accounts                 $250                               $50
------------------------------------------------- ---------------------------------- ----------------------------------
SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh, Pension    the lesser of $250 or $25 per      $50
Plan, and Profit Sharing Plan accounts            month
------------------------------------------------- ---------------------------------- ----------------------------------

PLEASE REMEMBER ...
o    You cannot use an Automatic Investment Plan with an Education IRA.

o If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

BUYING INSTRUCTIONS
You can buy shares in several ways.

MAIL
You can open or add to an account by mail with a check made payable to Strong. Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment Form (for an existing account).

EXCHANGE OPTION

Sign up for the exchange option when you open your account. To add this option to an existing account, visit the Account Services area at WWW.ESTRONG.COM or call 1-800-368-3863 for a Shareholder Account Options Form.


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        QUESTIONS?


    Call 1-800-368-3863
      24 hours a day

       7 days a week
-----------------------------

EXPRESS PURCHASESM

You can make additional investments to your existing account directly from your bank account. If you didn't establish this option when you opened your account, visit the Account Services area at WWW.ESTRONG.COM or call us at 1-800-368-3863 for a Shareholder Account Options Form.


STRONG DIRECT(R)

You can use Strong Direct(R) to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-7550. See "Services for Investors" for more information.

STRONG ONLINE ACCOUNT ACCESS
You can use Strong online account access at WWW.ESTRONG.COM to add to your investment from your bank account or to exchange shares between Strong Funds. See "Services for Investors" for more information.


INVESTOR CENTERS

You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Visit the Account Services area at WWW.ESTRONG.COM or call 1-800-368-3863 for hours and directions, or for the location of our other Investor Centers.


WIRE

Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account. This helps to ensure that your account will be credited promptly and correctly.

AUTOMATIC INVESTMENT SERVICES
See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these services when you open your account or you can add them later by visiting the Account Services area at WWW.ESTRONG.COM or by calling 1-800-368-3863 for the appropriate form.


BROKER-DEALER
You may purchase shares through a broker-dealer or other intermediary, who may charge you a fee. Broker-dealers, including each fund's distributor, and other intermediaries may also from time to time sponsor or participate in promotional programs pursuant to which investors receive incentives for establishing with the broker-dealer or intermediary an account and/or for purchasing shares of the Strong Funds through the account(s). Investors should contact the broker-dealer or intermediary and consult the Statement of Additional Information for more information about promotional programs.

PLEASE REMEMBER . . .
o    We only accept checks payable to Strong.

o We do not accept cash, third-party checks, credit card convenience checks, or checks drawn on banks outside the U.S.

o You will be charged $20 for every check, wire, or Electronic Funds Transfer returned unpaid.

SELLING SHARES

You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

SELLING INSTRUCTIONS
You can sell shares in several ways.

MAIL
Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus.

REDEMPTION OPTION

Sign up for the redemption option when you open your account or add it later by visiting the Account Services area at WWW.ESTRONG.COM or by calling 1-800-368-3863 to request a Shareholder Account Options Form. With this option, you may sell shares by phone or via the Internet and receive the proceeds in one of three ways:


(1) We can mail a check to your account's address. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

(2) We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

(3) For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

STRONG DIRECT(R)

You can redeem shares through Strong Direct(R) at 1-800-368-7550. See "Services for Investors" for more information.

STRONG ONLINE ACCOUNT ACCESS
You can use Strong online account access at WWW.ESTRONG.COM to redeem shares. See "Services for Investors" for more information.


INVESTOR CENTERS

You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Visit the Account Services area at WWW.ESTRONG.COM or call 1-800-368-3863 for hours and directions, or for the location of our other Investor Centers.


SYSTEMATIC WITHDRAWAL PLAN

You can set up automatic withdrawals from your account at regular intervals. You can sign up for this service when you open your account, or you can add it later by visiting the Account Services area at WWW.ESTRONG.COM or by calling 1-800-368-3863 for the appropriate form. See "Services for Investors" for more information on this service and other automatic investment and withdrawal services.


BROKER-DEALER
You may sell shares through a broker-dealer or other intermediary, who may charge you a fee.

PLEASE REMEMBER ...
o If you recently purchased shares, the payment of your redemption proceeds may be delayed by up to 10 days to allow the purchase check or electronic transaction to clear.

o    Some transactions and requests require a signature guarantee.

o If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.

o With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30 and
     (2) a $50 fee for transferring assets to another custodian or for closing an account.

o If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

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There may be special distribution requirements that
apply to retirement accounts.  For instructions on:
o    Roth and Traditional IRA accounts,
     call 1-800-368-3863, and
o    SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh,
     Pension  Plan,   Profit  Sharing  Plan,  or
     401(k)  Plan  accounts,   call
     1-800-368-2882.

------------------------------------------------------


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SIGNATURE GUARANTEES help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $100,000. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms, and other financial institutions. A notary public stamp or seal cannot be substituted for a signature guarantee.
------------------------------------------------------

ADDITIONAL POLICIES


DEPOSIT OF UNSPECIFIED CHECKS
When your investment check does not clearly indicate the fund that you would like to purchase, we will deposit the check into the STRONG MONEY MARKET FUND until you clarify your investment decision.


EARLY REDEMPTION FEE

The fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" engage in frequent purchases and redemptions that can disrupt a fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the fund charges a 1.00% fee on redemptions (including exchanges) of fund shares held for less than twelve months. Redemption fees will be paid to the fund. The fund will use the "first-in, first-out" method to determine the twelve-month holding period.


INVESTING THROUGH A THIRD PARTY
If you invest through a third party (rather than directly with us), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution for details.


LOW BALANCE ACCOUNT FEE
Because of the high cost of maintaining small accounts, an annual low balance account fee of $10 (or the value of the account if the account value is less than $10) will be charged to all accounts that fail to meet the initial investment minimum. The fee, which is payable to the transfer agent, will not apply to (1) any retirement accounts, (2) accounts with an automatic investment plan (unless regular investments have been discontinued), or (3) shareholders whose combined Strong Funds assets total $100,000 or more. We may waive the fee, in our discretion, in the event that a significant market correction lowers an account balance below the account's initial investment minimum.

MARKET TIMERS

The fund will consider the following factors to identify market timers: shareholders who have (1) requested an exchange out of the fund within two weeks of an earlier exchange request, (2) exchanged shares out of a fund more than twice in a calendar quarter, (3) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (4) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for purposes of these limits.


PURCHASES IN KIND
You may, if we approve, purchase shares of the fund with securities that are eligible for purchase by the fund (consistent with the fund's investment restrictions, policies, and goal) and that have a value that is readily ascertainable in accordance with the fund's valuation policies.


TELEPHONE AND ELECTRONIC TRANSACTIONS
We use reasonable procedures to confirm that telephone and electronic transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone or electronically, provided we reasonably believe the instructions were genuine. To safeguard your account, please keep your Strong Direct(R) and Strong online account access passwords confidential. Contact us immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account or password.

During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying Strong Direct(R), our 24-hour automated telephone system, by calling 1-800-368-7550, or Strong online account access, our online transaction center, at WWW.ESTRONG.COM. Please remember that you must have telephone redemption as an option on your account to redeem shares through Strong Direct(R) or Strong online account access.


VERIFICATION OF ACCOUNT STATEMENTS

You should contact us in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The statement will be deemed correct if we do not hear from you within those 60 days.


DISTRIBUTIONS

DISTRIBUTION POLICY
The fund generally pays you dividends from net investment income and distributes any net capital gains that it realizes annually.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account. To change the current option for payment of dividends and capital gains distributions, please call 1-800-368-3863.


TAXES

TAXABLE DISTRIBUTIONS

Any net investment income and net short-term capital gains distributions you receive are generally taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.


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------------------------------------------------------
Generally, if your investment is in a Traditional IRA or other TAX-DEFERRED ACCOUNT, your dividends and distributions will not be taxed at the time they are paid, but instead at the time you withdraw them from your account.
------------------------------------------------------

RETURN OF CAPITAL

If your fund's distributions exceed its earnings and profits, all or a portion of those distributions may be treated as a return of capital to you. A return of capital may be treated as a sale of your shares. It may also reduce the cost basis of your shares.


YEAR-END STATEMENT

To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gains distributions (Form 1099).


BACKUP WITHHOLDING

By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security number or tax identification number.


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-------------------------------------------------------

Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:
o Investing a large amount in a fund close to the end of the calendar year. If the fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.
o Selling shares of a mutual fund at a loss if you have purchased additional shares of the same fund within 30 days prior to the sale or if you plan to purchase additional shares of the same fund within 30 days following the sale. This is called a wash sale and you will not be allowed to claim a tax loss on this transaction.

-------------------------------------------------------


Because everyone's tax situation is unique, you should consult your tax professional for assistance.

SERVICES FOR INVESTORS

We provide you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:


STRONG  DIRECT(R)  AUTOMATED  TELEPHONE  SYSTEM
Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices (1-800-368-3550), to access fund and account information (1-800-368-5550), and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services (1-800-368-7550). Passwords help to protect your account information.


ESTRONG.COM
Visit us online at WWW.ESTRONG.COM to access your fund's performance and portfolio holding information. In addition to general information about investing, our web site offers daily performance information, portfolio manager commentaries, and information on available account options.


STRONG ONLINE ACCOUNT ACCESS
If you are a shareholder, you may access your account information 24 hours a day from your personal computer at WWW.ESTRONG.COM. Strong online account access allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. Additional planning tools and market information is also available. Encryption technology and passwords help to protect your account information. You may register to use Strong online account access at WWW.ESTRONG.COM.


STRONGMAIL
If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your fund's closing price by e-mail each business day. In addition, StrongMail offers market news and updates throughout the day.

STRONG EXCHANGE OPTION

You may exchange shares of a fund for shares of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange of shares of one Strong Fund for those of another Strong Fund is considered a sale and a purchase of shares for several purposes, including tax purposes, and may result in a capital gain or loss. Some Strong Funds into which you may want to exchange may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for less than 6 to 12 months. The fund charges an early redemption fee of 1.00%. Purchases by exchange are subject to the investment requirements and other criteria of the fund purchased.


STRONG AUTOMATIC INVESTMENT SERVICES You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

     AUTOMATIC  INVESTMENT  PLAN  (AIP)
     This plan allows you to make regular, automatic investments from your bank checking or savings account.

     AUTOMATIC EXCHANGE PLAN
     This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

     AUTOMATIC  DIVIDEND  REINVESTMENT
     Your dividends and capital gains will be automatically reinvested in additional shares, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

     PAYROLL DIRECT DEPOSIT PLAN

     This plan allows you to send all or a portion of your paycheck, Social Security check, military allotment, or annuity payment to the Strong Funds of your choice.


     SYSTEMATIC WITHDRAWAL PLAN
     This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate.

STRONG  RETIREMENT PLAN SERVICES
We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

o INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

o QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.


RESERVED RIGHTS

We reserve the right to:


o Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone and Strong online account redemption privileges, for any reason.


o Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

o    Change the minimum or maximum investment amounts.

o Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

o Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

o Make a redemption in kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption in kind is used when large redemption requests may cause harm to the fund and its shareholders.

o Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to increase your balance to the required minimum.

o    Waive the initial investment minimum at our discretion.

o Reject any purchase or redemption request that does not contain all required documentation.

o    Amend or terminate purchases in kind at any time.

FOR MORE INFORMATION

More information is available upon request at no charge, including:


SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports, when available, contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.


STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

To request information or to ask questions:


BY TELEPHONE                                       FOR HEARING-IMPAIRED (TDD)
1-414-359-1400 or 1-800-368-3863                   1-800-999-2780


BY MAIL                                            BY OVERNIGHT DELIVERY
Strong Funds                                       Strong Funds
P.O. Box 2936                                      900 Heritage Reserve
Milwaukee, WI 53201-2936                           Menomonee Falls, WI 53051

ON THE INTERNET                                    BY E-MAIL
View online or download documents:                 SERVICE@ESTRONG.COM
Strong Funds: WWW.ESTRONG.COM
SEC*: www.sec.gov



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Strong Science and Technology Fund, a series of Strong Opportunity Fund, Inc., SEC file number: 811-3793

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")


STRONG SCIENCE AND TECHNOLOGY FUND, A SERIES FUND OF OPPORTUNITY FUND, INC.

P.O. Box 2936
Milwaukee, WI 53201

Telephone: 1-414-359-1400
Toll-Free: 1-800-368-3863
e-mail: service@eStrong.com
web site:  www.eStrong.com


 This SAI is not a Prospectus and should be read together with the Prospectus for the Fund dated December 29, 2000. Requests for copies of the Prospectus should be made by calling either number listed above.




















                                December 29, 2000


TABLE OF CONTENTS                                                                                              PAGE

INVESTMENT RESTRICTIONS...........................................................................................3
INVESTMENT POLICIES AND TECHNIQUES................................................................................5
   Strong Science and Technology Fund.............................................................................5
   Borrowing......................................................................................................5
   Cash Management................................................................................................5
   Convertible Securities.........................................................................................5
   Debt Obligations...............................................................................................6
   Depositary Receipts............................................................................................6
   Derivative Instruments.........................................................................................7
   Foreign Investment Companies..................................................................................16
   Foreign Securities............................................................................................16
   High-Yield (High-Risk) Securities.............................................................................17
   Illiquid Securities...........................................................................................18
   Lending of Portfolio Securities...............................................................................19
   Mortgage- and Asset-Backed Debt Securities....................................................................19
   Municipal Obligations.........................................................................................20
   Participation Interests.......................................................................................21
   Repurchase Agreements.........................................................................................21
   Reverse Repurchase Agreements and Mortgage Dollar Rolls.......................................................22
   Short Sales...................................................................................................22
   Small and Medium Companies....................................................................................22
   Standby Commitments...........................................................................................23
   Technology Companies..........................................................................................23
   U.S. Government Securities....................................................................................23
   Variable- or Floating-Rate Securities.........................................................................23
   Warrants......................................................................................................24
   When-Issued and Delayed-Delivery Securities...................................................................25
   Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities..........................................................25
DIRECTORS AND OFFICERS...........................................................................................25
INVESTMENT ADVISOR...............................................................................................27
DISTRIBUTOR......................................................................................................30
PORTFOLIO TRANSACTIONS AND BROKERAGE.............................................................................31
CUSTODIAN........................................................................................................35
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.....................................................................35
TAXES............................................................................................................36
DETERMINATION OF NET ASSET VALUE.................................................................................38
ADDITIONAL SHAREHOLDER INFORMATION...............................................................................39
ORGANIZATION.....................................................................................................43
SHAREHOLDER MEETINGS.............................................................................................44
PERFORMANCE INFORMATION..........................................................................................44
GENERAL INFORMATION..............................................................................................51
INDEPENDENT ACCOUNTANTS..........................................................................................53
APPENDIX - DEFINITION OF BOND RATINGS............................................................................54


No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus and, if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT LIMITATIONS


The following are the Fund's fundamental investment limitations which, along with the Fund's investment objective (which is described in the Prospectus), cannot be changed without shareholder approval. To obtain approval, a majority of the Fund's outstanding voting shares must vote for the change. A majority of the Fund's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.


Unless indicated otherwise below, the Fund:


1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of (1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.


3.   May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).


6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.


7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

Fundamental Policy No. 7 applies to the Science and Technology Fund, however, under normal market conditions, the Science and Technology Fund will invest more than 25% of its total assets in securities of companies engaged in producing, developing, selling, using, or distributing technology or science products or services.

NON-FUNDAMENTAL OPERATING POLICIES

The following are the Fund's non-fundamental operating policies, which may be changed by the Fund's Board of Directors without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.


6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange
     Act), do not exceed 5% of the Fund's net assets.


7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.


8. Make any loans other than loans of portfolio securities, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.


Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

                       INVESTMENT POLICIES AND TECHNIQUES

STRONG SCIENCE AND TECHNOLOGY FUND

o Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks of companies of any size that derive at least 50% of their revenues, expenses, or profits from producing, developing, selling, using, or distributing technology or science products or services.
o The Fund may invest up to 35% of its net assets in debt obligations , including intermediate-to-long-term corporate or U.S. government debt securities.
o When the Advisor determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities.
o The Fund may invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depositary receipts.

The following information supplements the discussion of the Fund's investment objective, policies, and techniques described in the Prospectus.

 BORROWING


The Fund may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). However, the Fund may not purchase securities when bank borrowings exceed 5% of the Fund's total assets. Presently, the Fund only intends to borrow from banks for temporary or emergency purposes.


The Fund has established a line-of-credit ("LOC") with certain banks by which it may borrow funds for temporary or emergency purposes. A borrowing is presumed to be for temporary or emergency purposes if it is repaid by the Fund within 60 days and is not extended or renewed. The Fund intends to use the LOC to meet large or unexpected redemptions that would otherwise force the Fund to liquidate securities under circumstances that are unfavorable to the Fund's remaining shareholders. The Fund pays a commitment fee to the banks for the LOC.

 CASH MANAGEMENT

The Fund may invest directly in cash and short-term fixed-income securities, including, for this purpose, shares of one or more money market funds managed by Strong Capital Management, Inc., the Fund's investment advisor ("Advisor") (collectively, the "Strong Money Funds"). The Strong Money Funds seek current income, a stable share price of $1.00, and daily liquidity. All money market instruments can change in value when interest rates or an issuer's creditworthiness change dramatically. The Strong Money Funds cannot guarantee that they will always be able to maintain a stable net asset value of $1.00 per share.

CONVERTIBLE SECURITIES

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

DEBT OBLIGATIONS

The Fund may invest a portion of its assets in debt obligations. Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call such securities during periods of falling interest rates and the Fund may have to replace such securities with lower yielding securities, which could result in a lower return for the Fund.

PRICE VOLATILITY. The market value of debt obligations is affected primarily by changes in prevailing interest rates. The market value of a debt obligation generally reacts inversely to interest-rate changes, meaning, when prevailing interest rates decline, an obligation's price usually rises, and when prevailing interest rates rise, an obligation's price usually declines.

MATURITY. In general, the longer the maturity of a debt obligation, the higher its yield and the greater its sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. Commercial paper is generally considered the shortest maturity form of debt obligation.

CREDIT QUALITY. The values of debt obligations may also be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings.

In conducting its credit research and analysis, the Advisor considers both qualitative and quantitative factors to evaluate the creditworthiness of individual issuers. The Advisor also relies, in part, on credit ratings compiled by a number of Nationally Recognized Statistical Rating Organizations ("NRSROs").

DEPOSITARY RECEIPTS

The Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"), or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S.
securities markets, while EDRs, in bearer form, may be denominated in other currencies and are designed for use in the European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of the Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent, except that ADRs and EDRs shall be treated as indirect foreign investments. For example, an ADR or EDR representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

DERIVATIVE INSTRUMENTS

IN GENERAL. The Fund may use derivative instruments for any lawful purpose consistent with its investment objective such as hedging or managing risk. Derivative instruments are commonly defined to include securities or contracts whose values depend on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to OPTIONS or FORWARD CONTRACTS. Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, as well as exchange-traded futures. Option-based derivatives include privately negotiated, over-the-counter ("OTC") options (including caps, floors, collars, and options on forward and swap contracts) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

A forward is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

HEDGING. The Fund may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or are anticipated to be held in, its portfolio. Derivatives may also be used to "lock-in" realized but unrecognized gains in the value of its portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. To the extent that a hedge matures prior to or after the disposition of the investment subject to the hedge, any gain or loss on the hedge will be realized earlier or later than any offsetting gain or loss on the hedged investment.

MANAGING RISK. The Fund may also use derivative instruments to manage the risks of its portfolio. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations in its portfolio, establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, or foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than "traditional" securities (I.E., stocks or bonds) would.

EXCHANGE AND OTC DERIVATIVES. Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally very liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

RISKS AND SPECIAL CONSIDERATIONS. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

(1) MARKET RISK. The primary risk of derivatives is the same as the risk of the underlying assets, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the ability of the Advisor to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. The Advisor's decision to engage in a derivative instrument will reflect its judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives, investment limitations, and operating policies. In making such a judgment, the Advisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund's entire portfolio and investment objective.

(2) CREDIT RISK. The Fund will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses. The Fund will enter into transactions in derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.

(3) CORRELATION RISK. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of a derivative instruments used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.


(4) LIQUIDITY RISK. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirement to maintain assets as "cover," maintain segregated accounts, designate assets on its books and records, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Fund was unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired, matured, or was closed out. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.


(5) LEGAL RISK. Legal risk is the risk of loss caused by the legal unenforcibility of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(6) SYSTEMIC OR "INTERCONNECTION" RISK. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses at other dealers and destabilize the entire market for OTC derivative instruments.

GENERAL LIMITATIONS. The use of derivative instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC"), and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by certain tax considerations.


The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. In accordance with Rule 4.5 of the regulations under the Commodity Exchange Act ("CEA"), the notice of eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. Adherence to these guidelines does not limit the Fund's risk to 5% of the Fund's assets.


The  SEC  has  identified   certain  trading  practices   involving   derivative
instruments that involve the potential for leveraging the Fund's assets in a manner that raises issues under the 1940 Act. In order to limit the potential for the leveraging of the Fund's assets, as defined under the 1940 Act, the SEC has stated that the Fund may use coverage or designation of the Fund's assets. To the extent required by SEC guidelines, the Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities, options, futures, or derivative instruments; or (2) cash or liquid securities positions with a value sufficient at all times to cover its potential obligations to the extent that the position is not "covered". The Fund will also designate on its record liquid assets if required to do so by SEC and CFTC regulations. Assets designated on the Fund's records cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the designation of a large portion of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

In some cases, the Fund may be required to maintain or limit exposure to a specified percentage of its assets to a particular asset class. In such cases, when the Fund uses a derivative instrument to increase or decrease exposure to an asset class and is required by applicable SEC guidelines to designate liquid assets on its books and records to secure its obligations under the derivative instruments, the Advisor may, where reasonable in light of the circumstances, measure compliance with the applicable percentage by reference to the nature of the economic exposure created through the use of the derivative instrument and not by reference to the nature of the exposure arising from the liquid assets designated on the Fund's books and records (unless another interpretation is specified by applicable regulatory requirements).


OPTIONS. The Fund may use options for any lawful purpose consistent with its investment objective such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount ("premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price ("strike price" or "exercise price") at or before a certain time ("expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. The Fund may buy or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. Options used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

The Fund may purchase (buy) and write (sell) put and call options underlying assets and enter into closing transactions with respect to such options to terminate an existing position. The purchase of a call option serves as a long hedge, and the purchase of a put option serves as a short hedge. Writing put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Techniques -- Illiquid Securities." Writing put options serves as a limited long hedge because decreases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and the other party to the transaction ("counterparty") (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration. If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market represented by the relevant market index.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

SPREAD TRANSACTIONS. The Fund may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, I.E., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

FUTURES CONTRACTS. The Fund may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. The Fund may enter into futures contracts, including, but not limited to, interest rate and index futures. The Fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when the Advisor believes it is more advantageous to the Fund than purchasing the futures contract.

To the extent required by regulatory authorities, the Fund only enters into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading are regulated under the CEA by the CFTC. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through the use of futures contracts.

An interest rate futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (E.G., debt security) for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

No price is paid by the Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash and/or other appropriate liquid assets in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.


If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to designate liquid assets on its books and records.


Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

FOREIGN CURRENCIES. The Fund may purchase and sell foreign currency on a spot basis, and may use currency-related derivatives instruments such as options on foreign currencies, futures on foreign currencies, options on futures on foreign currencies and forward currency contracts (I.E., an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into). The Fund may use these instruments for hedging or any other lawful purpose consistent with the Fund's investment objective, including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging. The Fund's use of currency-related derivative instruments will be directly related to the Fund's current or anticipated portfolio securities, and the Fund may engage in transactions in currency-related derivative instruments as a means to protect against some or all of the effects of adverse changes in foreign currency exchange rates on its investment portfolio. In general, if the currency in which a portfolio investment is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the portfolio investment expressed in U.S. dollars.

For example, the Fund might use currency-related derivative instruments to "lock in" a U.S. dollar price for a portfolio investment, thereby enabling the Fund to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. The Fund also might use currency-related derivative instruments when the Advisor believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, and it may use currency-related derivative instruments to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Fund may use currency-related derivative instruments to hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. The use of this basket hedging technique may be more efficient and economical than using separate currency-related derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S.
dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

In addition, the Fund may use a currency-related derivative instrument to shift exposure to foreign currency fluctuations from one foreign country to another foreign country where the Advisor believes that the foreign currency exposure purchased will appreciate relative to the U.S. dollar and thus better protect the Fund against the expected decline in the foreign currency exposure sold. For example, if the Fund owns securities denominated in a foreign currency and the Advisor believes that currency will decline, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in a second foreign currency that the Advisor believes would better protect the Fund against the decline in the first security than would a U.S. dollar exposure. Hedging transactions that use two foreign currencies are sometimes referred to as "cross hedges." The effective use of currency-related derivative instruments by the Fund in a cross hedge is dependent upon a correlation between price movements of the two currency instruments and the underlying security involved, and the use of two currencies magnifies the risk that movements in the price of one instrument may not correlate or may correlate unfavorably with the foreign currency being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

The Fund also might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using currency-related derivative instruments on another foreign currency or a basket of currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The use of currency-related derivative instruments by the Fund involves a number of risks. The value of currency-related derivative instruments depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots (generally consisting of transactions of greater than $1 million).

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

Settlement of transactions in currency-related derivative instruments might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

When  the  Fund  engages  in  a  transaction  in a  currency-related  derivative instrument, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract or otherwise complete the contract. In other words, the Fund will be subject to the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to comply with the terms of the transaction. The counterparty risk for exchange-traded instruments is generally less than for privately negotiated or OTC currency instruments, since generally a clearing agency, which is the issuer or counterparty to each instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. The Fund will enter into transactions in currency-related derivative instruments only with counterparties that the Advisor reasonably believes are capable of performing under the contract.


Purchasers and sellers of currency-related derivative instruments may enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange that provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will in fact be able to enter into such closing transactions.


The precise matching of currency-related derivative instrument amounts and the value of the portfolio securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the currency-related derivative instrument position has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell OTC options on foreign currency only when the Advisor reasonably believes a liquid secondary market will exist for a particular option at any specific time.


There will be a cost to the Fund of engaging in transactions in currency-related derivative instruments that will vary with factors such as the contract or currency involved, the length of the contract period, and the market conditions then prevailing. The Fund using these instruments may have to pay a fee or commission or, in cases where the instruments are entered into on a principal basis, foreign exchange dealers or other counterparties will realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

When required by the SEC guidelines, the Fund will designate liquid assets on its books and records to cover potential obligations under currency-related derivative instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


The Advisor's decision to engage in a transaction in a particular currency-related derivative instrument will reflect the Advisor's judgment that the transaction will provide value to the Fund and its shareholders and is consistent with the Fund's objectives and policies. In making such a judgment, the Advisor will analyze the benefits and risks of the transaction and weigh them in the context of the Fund's entire portfolio and objectives. The effectiveness of any transaction in a currency-related derivative instrument is dependent on a variety of factors, including the Advisor's skill in analyzing and predicting currency values and upon a correlation between price movements of the currency instrument and the underlying security. There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's use of currency-related derivative instruments is always subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.


The Fund's dealing in currency-related derivative instruments will generally be limited to the transactions described above. However, the Fund reserves the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Advisor. It also should be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other (I.E., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain that may result from an increase in the value of that currency.


SWAP AGREEMENTS. The Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount" (I.E., the return on or increase in value of a particular dollar amount invested at a particular interest rate) in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap;" interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.


The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, the Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement ("net amount"). The Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund's books and records.


Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 ("IRC") may limit the Fund's ability to use swap agreements. The swaps market is largely unregulated.

The Fund will enter swap agreements only with counterparties that the Advisor reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

ADDITIONAL DERIVATIVE INSTRUMENTS AND STRATEGIES. In addition to the derivative instruments and strategies described above and in the Prospectus, the Advisor expects to discover additional derivative instruments and other hedging or risk management techniques. The Advisor may utilize these new derivative instruments and techniques to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations, operating policies, and applicable regulatory authorities.

FOREIGN INVESTMENT COMPANIES


The Fund may invest, to a limited extent, in foreign investment companies. Some of the countries in which the Fund invests may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or -authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country that permits direct foreign investment. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. The Fund does not intend to invest in such investment companies unless, in the judgment of the Advisor, the potential benefits of such investments justify the payment of any associated fees and expenses.


FOREIGN SECURITIES

Investing in foreign securities involves a series of risks not present in investing in U.S. securities. Many of the foreign securities held by the Fund will not be registered with the SEC, nor will the foreign issuers be subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Foreign companies, and in particular, companies in smaller and emerging capital markets are not generally subject to uniform accounting, auditing and financial reporting standards, or to other regulatory requirements comparable to those applicable to U.S. companies. The Fund's net investment income and capital gains from its foreign investment activities may be subject to non-U.S. withholding taxes.

The costs attributable to foreign investing that the Fund must bear frequently are higher than those attributable to domestic investing; this is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing also frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing. Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other government taxes that could reduce the return of these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign tax to which the Fund would be subject.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and are earning no investment return. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

HIGH-YIELD (HIGH-RISK) SECURITIES


IN GENERAL. Non-investment grade debt obligations ("lower-quality securities") include (1) bonds rated as low as C by Moody's Investors ("Moody's"), Standard & Poor's Ratings Group ("S&P"), and comparable ratings of other nationally recognized statistical rating organizations ("NRSROs"); (2) commercial paper rated as low as C by S&P, Not Prime by Moody's, and comparable ratings of other NRSROs; and (3) unrated debt obligations of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative and present a significant risk for loss of principal and interest. The special risk considerations in connection with investments in these securities are discussed below. Refer to the Appendix for a description of the securities ratings.


EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. The lower-quality and comparable unrated security market is relatively new and its growth has paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such conditions could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market and accordingly, so will the Fund's net asset value. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would force the Fund to sell the more liquid portion of its portfolio.


PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call, or prepayment provisions that permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated obligations will be more dependent on the Advisor's credit analysis than would be the case with investments in investment-grade debt obligations. The Advisor employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history, and the current trend of earnings. The Advisor continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.


LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities. The Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, the Fund's asset value and ability to dispose of particular securities, when necessary to meet the Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

LEGISLATION. Legislation may be adopted, from time to time, designed to limit the use of certain lower-quality and comparable unrated securities by certain issuers. It is anticipated that if additional legislation is enacted or proposed, it could have a material affect on the value of these securities and the existence of a secondary trading market for the securities.

ILLIQUID SECURITIES

The Fund may invest in illiquid securities (I.E., securities that are not readily marketable). However, the Fund will not acquire illiquid securities if, as a result, the illiquid securities would comprise more than 15% (10% for money market funds) of the value of the Fund's net assets (or such other amounts as may be permitted under the 1940 Act). However, as a matter of internal policy, the Advisor intends to limit the Fund's investments in illiquid securities to 10% of its net assets.

The Board of Directors of the Fund, or its delegate, has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are illiquid for purposes of this limitation. Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended ("Securities Act"), such as securities that may be resold to institutional investors under Rule 144A under the Securities Act and Section 4(2) commercial paper, may be considered liquid under guidelines adopted by the Fund's Board of Directors.

The Board of Directors of the Fund has delegated to the Advisor the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. The Board of Directors has directed the Advisor to look to such factors as (1) the frequency of trades or quotes for a security, (2) the number of dealers willing to purchase or sell the security and number of potential buyers, (3) the willingness of dealers to undertake to make a market in the security, (4) the nature of the security and nature of the marketplace trades, such as the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer, (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period, and (6) any other relevant factors. The Advisor may determine 4(2) commercial paper to be liquid if (1) the 4(2) commercial paper is not traded flat or in default as to principal and interest, (2) the 4(2) commercial paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or is determined by the Advisor to be of equivalent quality, and (3) the Advisor considers the trading market for the specific security taking into account all relevant factors. With respect to any foreign holdings, a foreign security may be considered liquid by the Advisor (despite its restricted nature under the Securities Act) if the security can be freely traded in a foreign securities market and all the facts and circumstances support a finding of liquidity.


Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced in accordance with pricing procedures adopted by the Board of Directors of the Fund. If through the appreciation of restricted securities or the depreciation of unrestricted securities the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities that are not readily marketable (except for 144A Securities and 4(2) commercial paper deemed to be liquid by the Advisor), the Fund will take such steps as is deemed advisable, if any, to protect the liquidity of the Fund's portfolio.


The Fund may sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

LENDING OF PORTFOLIO SECURITIES


The Fund is authorized to lend up to 33 1/3% of the total value of its portfolio securities to broker-dealers or institutional investors that the Advisor deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Although the Fund is authorized to lend, the Fund does not presently intend to engage in lending. In determining whether to lend securities to a particular broker-dealer or institutional investor, the Advisor will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest, or other distributions, when retaining such rights is considered to be in the Fund's interest.


MORTGAGE- AND ASSET-BACKED DEBT SECURITIES

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities, such as the Government National Mortgage Association and the Federal National Mortgage Association, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any mortgage- and asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the principal differences are that interest and principal payments are made more frequently on mortgage-and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if the Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.


While many mortgage- and asset-backed securities are issued with only one class of security, many are issued in more than one class, each with different payment terms. Multiple class mortgage- and asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-mortgage- or asset-backed securities, such as floating interest rates (I.E., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.


The Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases such market value may be extremely volatile. With respect to certain stripped securities, such as interest only and principal only classes, a rate of prepayment that is faster or slower than anticipated may result in the Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.

Mortgage- and asset-backed securities backed by assets, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Fund may invest in such securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Fund.


MUNICIPAL OBLIGATIONS

IN GENERAL. Municipal obligations are debt obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes, and municipal lease obligations. Municipal obligations also include obligations, the interest on which is exempt from federal income tax, that may become available in the future as long as the Board of Directors of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objective.

BONDS AND NOTES. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.


LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities, such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. (See "Participation Interests" below.) Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for, appropriate, and make payments due under the obligation. Certain municipal leases may, however, contain "non-appropriation" clauses, which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of any such asset in the event of non-appropriation or other default.


MORTGAGE-BACKED BONDS. The Fund's investments in municipal obligations may include mortgage-backed municipal obligations, which are a type of municipal security issued by a state, authority, or municipality to provide financing for residential housing mortgages to target groups, generally low-income individuals who are first-time home buyers. The Fund's interest, evidenced by such obligations, is an undivided interest in a pool of mortgages. Payments made on the underlying mortgages and passed through to the Fund will represent both regularly scheduled principal and interest payments. The Fund may also receive additional principal payments representing prepayments of the underlying mortgages. While a certain level of prepayments can be expected, regardless of the interest rate environment, it is anticipated that prepayment of the underlying mortgages will accelerate in periods of declining interest rates. In the event that the Fund receives principal prepayments in a declining interest-rate environment, its reinvestment of such funds may be in bonds with a lower yield.


PARTICIPATION INTERESTS

A participation interest gives the Fund an undivided interest in a municipal obligation in the proportion that the Fund's participation interest bears to the principal amount of the obligation. These instruments may have fixed, floating, or variable rates of interest. The Fund will only purchase participation interests if accompanied by an opinion of counsel that the interest earned on the underlying municipal obligations will be tax-exempt. If the Fund purchases unrated participation interests, the Board of Directors or its delegate must have determined that the credit risk is equivalent to the rated obligations in which the Fund may invest. Participation interests may be backed by a letter of credit or guaranty of the selling institution. When determining whether such a participation interest meets the Fund's credit quality requirements, the Fund may look to the credit quality of any financial guarantor providing a letter of credit or guaranty.


REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Advisor will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks. The Fund may, under certain circumstances, deem repurchase agreements collateralized by U.S. government securities to be investments in U.S. government securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

The Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions as discussed below. In a reverse repurchase agreement, the Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The Fund generally retains the right to interest and principal payments on the security. Since the Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

The Fund may also enter into mortgage dollar rolls, in which the Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While the Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered a borrowing by the Fund.

The mortgage dollar rolls and reverse repurchase agreements entered into by the Fund may be used as arbitrage transactions in which the Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Advisor believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

SHORT SALES

The Fund may sell securities short (1) to hedge unrealized gains on portfolio securities or (2) if it covers such short sale with liquid assets as required by the current rules and positions of the SEC or its staff. Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

SMALL AND MEDIUM COMPANIES

The Fund may invest its assets in small- and medium-capitalization companies. While small- and medium-capitalization companies generally have the potential for rapid growth, investments in small- and medium-capitalization companies often involve greater risks than investments in larger, more established companies because small- and medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small- and medium-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of small- and medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small and medium company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in the Fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in the Fund that invests in larger, more established companies.

STANDBY COMMITMENTS

In order to facilitate portfolio liquidity, the Fund may acquire standby commitments from brokers, dealers, or banks with respect to securities in its portfolio. Standby commitments entitle the holder to achieve same-day settlement and receive an exercise price equal to the amortized cost of the underlying security plus accrued interest. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments are subject to the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the brokers, dealers, and banks from which the Fund obtains standby commitments to evaluate those risks.

TECHNOLOGY COMPANIES

The Fund will invest in the equity securities of technology companies. Companies that develop or rely on technology often face high price volatility and wide variations in performance. This is because technology companies can be significantly effected by obsolescence of existing product, competition, a less diversified product line, short production cycles, and falling prices and profits.

Due to the Fund's concentration of investments in the technology industry, an investment in the Fund may be subject to greater fluctuations in value than a Fund that does not concentrate its investments in a similar manner. For example, certain market and economic factors, like those discussed above, may exert a disproportionate impact upon the prices of equity securities of companies within the technology industry relative to their impact on the prices of securities of companies engaged in other industries. Additionally, changes in the market price of the equity securities of a particular company that occupies a dominant position in an industry may tend to influence the market prices of other companies within the same industry. As a result of the foregoing factors, the net asset value of the Fund may be more susceptible to change than those of investment companies that diversify their investments over many different industries.

U.S. GOVERNMENT SECURITIES

U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

o the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
o the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
o the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and
o the Student Loan Marketing Association, the Interamerican Development Bank, and International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

Although  the  U.S.   government   provides   financial  support  to  such  U.S.
government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


VARIABLE- OR FLOATING-RATE SECURITIES

The Fund may invest in securities which offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (E.G., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable- or floating-rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable- or floating-rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time on seven days notice; in other cases, the demand feature is exercisable at any time on 30 days notice or on similar notice at intervals of not more than one year. Some securities which do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. When considering the maturity of any instrument which may be sold or put to the issuer or a third party, the Fund may consider that instrument's maturity to be shorter than its stated maturity.

Variable-rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, that may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments will generally be traded. There generally is not an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and, if not so rated, the Fund may invest in them only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio.

The Fund will not invest more than 15% of its net assets (10% for money market funds) in variable- and floating-rate demand obligations that are not readily marketable (a variable- or floating-rate demand obligation that may be disposed of on not more than seven days notice will be deemed readily marketable and will not be subject to this limitation). In addition, each variable- or floating-rate obligation must meet the credit quality requirements applicable to all the Fund's investments at the time of purchase. When determining whether such an obligation meets the Fund's credit quality requirements, the Fund may look to the credit quality of the financial guarantor providing a letter of credit or other credit support arrangement.

In determining the Fund's weighted average portfolio maturity, the Fund (except money market funds) will consider a floating- or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature, (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand, and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand. Variable- and floating-rate securities generally are subject to less principal fluctuation than securities without these attributes since the securities usually trade at amortized cost following the readjustment in the interest rate. Money market funds will determine the maturity of floating- and variable-rate securities in accordance with Rule 2a-7 under the Investment Company Act of 1940.


WARRANTS

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The Fund may purchase securities on a when-issued or delayed-delivery basis. The price of debt obligations so purchased, which may be expressed in yield terms, generally is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between the purchase and settlement, no payment is made by the Fund to the issuer and no interest on the debt obligations accrues to the Fund. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. While when-issued and delayed-delivery securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase these types of securities, it will record the transaction and reflect the value of the security in determining its net asset value. The Fund does not believe that its net asset value will be adversely affected by these types of securities purchases.

To the extent required by the SEC, the Fund will maintain cash and marketable securities equal in value to commitments for when-issued or delayed-delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then-available cash flow, sale of the securities held in the separate account, described above, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation).

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may invest in zero-coupon, step-coupon, and pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon, and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accruing that year. In order to continue to qualify as a "regulated investment company" or "RIC" under the IRC and avoid a certain excise tax, the Fund may be required to distribute a portion of such discount and income and may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

                             DIRECTORS AND OFFICERS


The Board of  Directors  of the Fund is  responsible  for  managing  the  Fund's business and affairs. Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 61 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of the Advisor, or any affiliated company (a "disinterested director") an annual fee of $101,000 plus $6,000 per Board meeting, except for the Chairman of the Independent Directors Committee. The Chairman of the Independent Directors Committee receives an annual fee of $111,100 plus $6,600 per Board meeting. The Independent Directors have formed an Audit Committee. For their services on the Audit Committee, each Independent Director receives an additional $2,500 per meeting attended. The Chairman of the Audit Committee receives $2,750 per meeting attended. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.


*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.

Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. In October 1991, Mr. Strong also became the Chairman of the Advisor. Mr. Strong is a Director of the Advisor. Mr. Strong has been in the investment management business since 1967.

MARVIN E. NEVINS (DOB 7/9/18), Director of the Strong Funds.

Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. From 1980 until 1981, Mr. Nevins was the Chairman of the Wisconsin Association of Manufacturers & Commerce. He has been a Director of A-Life Medical, Inc., San Diego, CA since 1996 and Surface Systems, Inc. (a weather information company), St. Louis, MO since 1992. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin and Carroll College.

WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.


Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGM Mirage (formerly MGM Grand, Inc.) (an entertainment/hotel company) since 1990, Wisconsin Energy Corporation (formerly WICOR, Inc.) (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, Checker's Drive In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.) since 1994, Metro-Goldwyn-Mayer, Inc. (an entertainment company) since 1998, and Bassett Furniture Industries, Inc. since 1997. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since
1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.


STANLEY KRITZIK (DOB 1/9/30), Director and Chairman of the Audit Committee of the Strong Funds.


Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987 and of Wisconsin Health Information Network since November 1997, and a member of the Board of Governors of the Snowmass Village Resort Association since October 1999. He was a Director of Health Network Ventures, Inc. from 1992 until April 2000.


WILLIAM F. VOGT (DOB 7/19/47), Director and Chairman of the Independent Directors Committee of the Strong Funds.

Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.

NEAL MALICKY (DOB 9/14/34), Director of the Strong Funds.


Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000. From July 1999 to June 2000, he served as Chancellor of Baldwin-Wallace
College.  From 1981 to June  1999,  he served as  President  of  Baldwin-Wallace
College. He is a Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community Justice and President of the Reserve Homeowners Association. He is also the Past President of the National Association of Schools and Colleges of the United Methodist Church, the Past Chairperson of the Association of Independent Colleges and Universities of Ohio, and the Past Secretary of the National Association of Independent Colleges and Universities.


ELIZABETH N. COHERNOUR (DOB 4/26/50), Vice President and Secretary of the Strong Funds.

Ms. Cohernour has been General Counsel and Senior Vice President of the Advisor since January 2000. From February 1999 until January 2000, Ms. Cohernour acted as Counsel to MFP Investors. From May 1988 to February 1999, Ms. Cohernour acted as General Counsel and Vice President to Franklin Mutual Advisers, Inc.

CATHLEEN A. EBACHER (DOB 11/9/62), Vice President and Assistant Secretary of the Strong Funds.

Ms. Ebacher has been Senior Counsel of the Advisor since December 1997. From November 1996 until December 1997, Ms. Ebacher acted as Associate Counsel to the Advisor. From May 1992 until November 1996, Ms. Ebacher acted as Corporate Counsel to Carson Pirie Scott & Co., a department store retailer. From June 1989 until May 1992, Ms. Ebacher was an attorney for Reinhart, Boerner, Van Deuren, Norris & Rieselbach, s.c., a Milwaukee law firm.

RHONDA K. HAIGHT (DOB 11/13/64), Assistant Treasurer of the Strong Funds.

Ms. Haight has been Manager of the Mutual Fund Accounting Department of the Advisor since January 1994. From May 1990 to January 1994, Ms. Haight was a supervisor in the Mutual Fund Accounting Department of the Advisor. From June 1987 to May 1990, Ms. Haight was a Mutual Fund Accountant of the Advisor.

SUSAN A. HOLLISTER (DOB 7/8/68), Vice President and Assistant Secretary of the Strong Funds.

Ms. Hollister has been Associate Counsel of the Advisor since July 1999. From August 1996 until May 1999, Ms. Hollister completed a Juris Doctor at the University of Wisconsin Law School. From December 1993 until August 1996, Ms. Hollister was Deposit Operations Supervisor for First Federal Savings Bank, La Crosse - Madison.

DENNIS A. WALLESTAD (DOB 11/3/62), Vice President of the Strong Funds.

Mr. Wallestad has been Director of Finance and Operations of the Advisor since February 1999. From April 1997 to February 1999, Mr. Wallestad was the Chief Financial Officer of The Ziegler Companies, Inc. From November 1996 to April 1997, Mr. Wallestad was the Chief Administrative Officer of Calamos Asset Management, Inc. From July 1994 to November 1996, Mr. Wallestad was Chief Financial Officer for Firstar Trust and Investments Group. From September 1991 to June 1994 and from September 1985 to August 1989, Mr. Wallestad was an Audit Manager for Arthur Andersen & Co., LLP in Milwaukee. Mr. Wallestad completed a Masters of Accountancy from the University of Oklahoma from September 1989 to August 1991.

JOHN W. WIDMER (DOB 1/19/65), Treasurer of the Strong Funds.

Mr. Widmer has been Treasurer of the Advisor since April 1999. From May 1997 to January 2000, Mr. Widmer was the Manager of Financial Management and Sales Reporting Systems. From May 1992 to May 1997, Mr. Widmer was an Accounting and Business Advisory Manager in the Milwaukee office of Arthur Andersen LLP. From June 1987 to May 1992, Mr. Widmer was an accountant at Arthur Andersen LLP.

THOMAS M. ZOELLER (DOB 2/21/64), Vice President of the Strong Funds.

Mr. Zoeller has been Senior Vice President and Chief Financial Officer of the Advisor since February 1998 and a member of the Office of the Chief Executive since November 1998. From October 1991 to February 1998, Mr. Zoeller was the Treasurer and Controller of the Advisor, and from August 1991 to October 1991 he was the Controller. From August 1989 to August 1991, Mr. Zoeller was the Assistant Controller of the Advisor. From September 1986 to August 1989, Mr. Zoeller was a Senior Accountant at Arthur Andersen & Co.


Except for Messrs. Nevins, Davis, Kritzik, Vogt, and Malicky, the address of all of the above persons is P.O. Box 2936, Milwaukee, WI 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard #1006, Naples, FL 34108. Mr. Davis' address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, WI 53202-0547. Mr. Vogt's address is 55 North Holden Road, P.O. Box 7657, Avon, CO 81620. Mr. Malicky's address is 518 Bishop Place, Berea, OH 44017.



                               INVESTMENT ADVISOR


The Fund has entered into an Advisory Agreement with Strong Capital Management, Inc. ("Advisor"). Mr. Strong controls the Advisor due to his stock ownership of the Advisor. Mr. Strong is the Chairman and a Director of the Advisor, Ms.
Cohernour is Senior Vice President and General Counsel of the Advisor, Ms. Ebacher is Senior Counsel of the Advisor, Ms. Haight is Manager of the Mutual Fund Accounting Department of the Advisor, Ms. Hollister is Associate Counsel of the Advisor, Mr. Wallestad is Senior Vice President of the Advisor, Mr. Widmer is Treasurer of the Advisor, and Mr. Zoeller is Senior Vice President and Chief Financial Officer of the Advisor. As of October 31, 2000, the Advisor had over $45 billion under management.


The Advisory Agreement is required to be approved annually by either the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's directors who are not parties to the Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable, without penalty, on 60 days written notice by the Board of Directors of the Fund, by vote of a majority of the Fund's outstanding voting securities, or by the Advisor, and will terminate automatically in the event of its assignment.


Under the terms of the Advisory Agreement, the Advisor manages the Fund's investments subject to the supervision of the Fund's Board of Directors. The Advisor is responsible for investment decisions and supplies investment research and portfolio management. The Advisory Agreement authorizes the Advisor to delegate its investment advisory duties to a subadvisor in accordance with a written agreement under which the subadvisor would furnish such investment advisory services to the Advisor. In that situation, the Advisor continues to have responsibility for all investment advisory services furnished by the subadvisor under the subadvisory agreement. At its expense, the Advisor provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. The Advisor places all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense.

Except for expenses assumed by the Advisor, as set forth above, or by Strong Investments, Inc. ("Distributor") with respect to the distribution of the Fund's shares, the Fund is responsible for all its other expenses, including, without limitation, interest charges, taxes, brokerage commissions, and similar expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; printing of stock certificates; fees for directors who are not "interested persons" of the Advisor; expenses of indemnification; extraordinary expenses; and costs of shareholder and director meetings.


As compensation for its advisory services, the Fund pays to the Advisor a monthly management fee at the annual rate specified below of the average daily net asset value of the Fund. From time to time, the Advisor may voluntarily waive all or a portion of its management fee for the Fund.

                           FUND                                                    ANNUAL RATE
------------------------------------------------------------ ---------------------------------------------------------
Science and Technology Fund                                                               1.10%


On July 12, 1994, the SEC filed an administrative action ("Order") against the Advisor, Mr. Strong, and another employee of the Advisor in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that the Advisor and Mr. Strong aided and abetted violations of Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that the Advisor violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting the Advisor's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of the Advisor owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and the Advisor agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

On June 6, 1996, the Department of Labor ("DOL") filed an action against the Advisor for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by the Advisor. Contemporaneous with this filing, the Advisor, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, the Advisor agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on the Advisor's financial position or operations.


The Fund, the Advisor, and the Distributor have adopted a Code of Ethics ("Code") that governs the personal trading activities of all "Access Persons" of the Advisor and the Distributor. Access Persons include every director and officer of the Advisor, the Distributor, and the investment companies managed by the Advisor, including the Fund, as well as certain employees of the Advisor and the Distributor who have access to information relating to the purchase or sale of securities by the Advisor on behalf of accounts managed by it. The Code is based upon the principal that such Access Persons have a fiduciary duty to place the interests of the Fund and the Advisor's and Distributor's other clients ahead of their own.

The Code requires Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the
Fund) to, among other things, preclear their securities transactions (with limited exceptions, such as transactions in shares of mutual funds, direct obligations of the U.S. government, and certain options on broad-based securities market indexes) and to execute such transactions through the Advisor's trading department. The Code, which applies to all Access Persons (other than Access Persons who are independent directors of the investment companies managed by the Advisor, including the Fund), includes a ban on acquiring any securities in an initial public offering, other than a new offering of a registered open-end investment company, and a prohibition from profiting on short-term trading in securities. In addition, no Access Person may purchase or sell any security that is contemporaneously being purchased or sold, or to the knowledge of the Access Person, is being considered for purchase or sale, by the Advisor on behalf of any mutual fund or other account managed by it. Finally, the Code provides for trading "black out" periods of seven calendar days during which time Access Persons may not trade in securities that have been purchased or sold by any client for which the Advisor serves as an investment advisor or subadvisor, renders investment advice, makes investment decisions, or places orders through its Trading Department.

The Advisor provides investment advisory services for multiple clients through different types of investment accounts (E.G., mutual funds, hedge funds, separately managed accounts, etc.) who may have similar or different investment objectives and investment policies (E.G., some accounts may have an active trading strategy while others follow a "buy and hold" strategy). In managing these accounts, the Advisor seeks to maximize each account's return, consistent with the account's investment objectives and investment strategies. While the Advisor's policies are designed to ensure that over time similarly-situated clients receive similar treatment, to the maximum extent possible, because of the range of the Advisor's clients, the Advisor may give advice and take action with respect to one account that may differ from the advice given, or the timing or nature of action taken, with respect to another account (the Advisor and its principals and associates also may take such actions in their personal securities  transactions,  to the extent  permitted by and  consistent  with the
Code). For example, the Advisor may use the same investment style in managing two accounts, but one may have a shorter-term horizon and accept high-turnover while the other may have a longer-term investment horizon and desire to minimize turnover. If the Advisor reasonably believes that a particular security may provide an attractive opportunity due to short-term volatility but may no longer be attractive on a long-term basis, the Advisor may cause accounts with a shorter-term investment horizon to buy the security at the same time it is causing accounts with a longer-term investment horizon to sell the security. The Advisor takes all reasonable steps to ensure that investment opportunities are, over time, allocated to accounts on a fair and equitable basis relative to the other similarly-situated accounts and that the investment activities of different accounts do not unfairly disadvantage other accounts.


From time to time, the Advisor votes the shares owned by the Fund according to its Statement of General Proxy Voting Policy ("Proxy Voting Policy"). The general principal of the Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the Fund and its beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Shareholders may obtain a copy of the Proxy Voting Policy upon request from the Advisor.


The Advisor also provides two programs of custom portfolio management called Strong Advisor and Strong Private Client. These programs are designed to determine an investment approach that fits an investor's financial needs and then provide the investor with a custom built portfolio of Strong Funds and certain other unaffiliated mutual funds, in the case of Strong Advisor, and Strong Funds, and individual stocks and bonds, in the case of Strong Private Client, based on that allocation. The Advisor, on behalf of participants in the Strong Advisor and Strong Private Client programs, may determine to invest a portion of the program's assets in any one Strong Fund, which investment, particularly in the case of a smaller Strong Fund, could represent a material portion of the Fund's assets. In such cases, a decision to redeem the Strong Advisor or Strong Private Client program's investment in a Fund on short notice could raise a potential conflict of interest for the Advisor, between the interests of participants in the Strong Advisor or Strong Private Client program and of the Fund's other shareholders. In general, the Advisor does not expect to direct the Strong Advisor or Strong Private Client program to make redemption requests on short notice. However, should the Advisor determine this to be necessary, the Advisor will use its best efforts and act in good faith to balance the potentially competing interests of participants in the Strong Advisor and Strong Private Client program and the Fund's other shareholders in a manner the Advisor deems most appropriate for both parties in light of the circumstances.


From time to time, the Advisor may make available to third parties current and historical information about the portfolio holdings of the Advisor's mutual funds or other clients. Release may be made to entities such as fund ratings entities, industry trade groups, and financial publications. Generally, the Advisor will release this type of information only where it is otherwise publicly available. This information may also be released where the Advisor reasonably believes that the release will not be to the detriment of the best interests of its clients.


For more complete information about the Advisor, including its services, investment strategies, policies, and procedures, please call 1-800-368-3863 and ask for a copy of Part II of the Advisor's Form ADV.


                                   DISTRIBUTOR


Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Investments, Inc. ("Distributor"), P.O. Box 2936, Milwaukee, WI 53201, acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports that are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is a direct subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.


From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, cash, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. Any in-house sales incentive program will be conducted in accordance with the rules of the National Association of Securities Dealers, Inc. ("NASD").

                      PORTFOLIO TRANSACTIONS AND BROKERAGE



The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund's investment business and the negotiation of the commissions to be paid on such transactions. It is the policy of the Advisor, to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Advisor, or the Fund. In OTC transactions, orders are placed directly with a principal market maker unless it is believed that a better price and execution can be obtained using a broker. The best price to the Fund means the best net price without regard to the mix between purchase or sale price and commissions, if any. In selecting broker-dealers and in negotiating commissions, the Advisor considers a variety of factors, including best price and execution, the full range of brokerage services provided by the broker, as well as its capital strength and stability, and the quality of the research and research services provided by the broker. Brokerage will not be allocated based on the sale of any shares of the Strong Funds.

The Advisor has adopted procedures that provide generally for the Advisor to seek to bunch orders for the purchase or sale of the same security for the Fund, other mutual funds managed by the Advisor, and other advisory clients (collectively, "client accounts"). The Advisor will bunch orders when it deems it to be appropriate and in the best interest of the client accounts. When a bunched order is filled in its entirety, each participating client account will participate at the average share price for the bunched order on the same business day, and transaction costs shall be shared pro rata based on each client's participation in the bunched order. When a bunched order is only partially filled, the securities purchased will be allocated on a pro rata basis to each client account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions, and each participating account will participate at the average share price for the bunched order on the same business day.


Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of the brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

In carrying out the provisions of the Advisory Agreement, the Advisor may cause the Fund to pay a broker, who provides brokerage and research services to the Advisor, a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction. The Advisor believes it is important to its investment decision-making process to have access to independent research. The Advisory Agreement provides that such higher commissions will not be paid by the Fund unless (1) the Advisor determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Advisor's overall responsibilities with respect to the accounts as to which it exercises investment discretion; (2) such payment is made in compliance with the provisions of Section 28(e), other applicable state and federal laws, and the Advisory Agreement; and (3) in the opinion of the Advisor, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. The investment management fee paid by the Fund under the Advisory Agreement is not reduced as a result of the Advisor's receipt of research services. To request a copy of the Advisor's Soft Dollar Practices, please call 1-800-368-3863.

The  Advisor  may engage in  "step-out"  and  "give-up"  brokerage  transactions subject to best price and execution. In a step-out or give-up trade, an investment advisor directs trades to a broker-dealer who executes the transactions while a second broker-dealer clears and settles part or all of the transaction. The first broker-dealer then shares part of its commission with the second broker-dealer. The Advisor engages in step-out and give-up transactions primarily (1) to satisfy directed brokerage arrangements of certain of its client accounts and/or (2) to pay commissions to broker-dealers that supply research or analytical services.


Generally, research services provided by brokers may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. Such research services are received primarily in the form of written reports, telephone contacts, and personal meetings with security analysts. In addition, such research services may be provided in the form of access to various computer-generated data, computer hardware and software, and meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to the Advisor by or through brokers. Such brokers may pay for all or a portion of computer hardware and software costs relating to the pricing of securities.

Where the Advisor itself receives both administrative benefits and research and brokerage services from the services provided by brokers, it makes a good faith allocation between the administrative benefits and the research and brokerage services, and will pay for any administrative benefits with cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of the Advisor's allocation of the costs of such benefits and services between those that primarily benefit the Advisor and those that primarily benefit the Fund and other advisory clients.

From time to time, the Advisor may purchase new issues of securities for the Fund in a fixed income price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling the securities to the Fund and other advisory clients, provide the Advisor with research. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).


At least annually, the Advisor considers the amount and nature of research and research services provided by brokers, as well as the extent to which such services are relied upon, and attempts to allocate a portion of the brokerage business of the Fund and other advisory clients on the basis of that consideration. In addition, brokers may suggest a level of business they would like to receive in order to continue to provide such services. The actual brokerage business received by a broker may be more or less than the suggested allocations, depending upon the Advisor's evaluation of all applicable considerations.

The Advisor has informal arrangements with various brokers whereby, in consideration for providing research services and subject to Section 28(e), the Advisor allocates brokerage to those firms, provided that the value of any research and brokerage services was reasonable in relationship to the amount of commission paid and was subject to best execution. In no case will the Advisor make binding commitments as to the level of brokerage commissions it will allocate to a broker, nor will it commit to pay cash if any informal targets are not met. The Advisor anticipates it will continue to enter into such brokerage arrangements.

The Advisor may direct the purchase of securities on behalf of the Fund and other advisory clients in secondary market transactions, in public offerings directly from an underwriter, or in privately negotiated transactions with an issuer. When the Advisor believes the circumstances so warrant, securities purchased in public offerings may be resold shortly after acquisition in the immediate aftermarket for the security in order to take advantage of price appreciation from the public offering price or for other reasons. Short-term trading of securities acquired in public offerings, or otherwise, may result in higher portfolio turnover and associated brokerage expenses.

With respect to the Fund's foreign equity investing, the Advisor is responsible for selecting brokers in connection with foreign securities transactions. The fixed commissions paid in connection with most foreign stock transactions are usually higher than negotiated commissions on U.S. stock transactions. Foreign stock exchanges and brokers are subject to less government supervision and regulation as compared with the U.S. exchanges and brokers. In addition, foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

The Advisor places portfolio transactions for other advisory accounts, including other mutual funds managed by the Advisor. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Advisor in servicing all of its accounts; not all of such services may be used by the Advisor in connection with the Fund. In the opinion of the Advisor, it is not possible to measure separately the benefits from research services to each of the accounts managed by the Advisor. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, in the opinion of the Advisor, such costs to the Fund will not be disproportionate to the benefits received by the Fund on a continuing basis.

The Advisor seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, the main factors considered by the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.


From time to time, the Advisor may invest for a client in securities being offered in an initial public offering ("IPO"), if the portfolio manager team responsible for the account believes the investment appropriate and desirable for that client. In making this judgment, the team generally considers, among other things, the client's investment objectives and restrictions, tolerance for risk and high portfolio turnover and tax situation; the investment merits of the IPO; the account's current holdings and the availability of funds to make the investment; whether a meaningful position in the IPO securities could be obtained for the account; and expected transaction and other costs to the client making the investment. The team also may consider the account's past participation in IPOs and secondary offerings; brokerage commissions and mark-ups or mark-downs generated by trading for the account; and any other indicators of the client's contribution to the availability of the IPO investment opportunity. After weighing these and other relevant factors, the portfolio manager team may decide to invest in a particular IPO for some but not all clients, or for no clients. IPO investments made by a team for two or more clients may be in amounts that are not equal or proportionate to the participating account's asset size. Other portfolio manager teams may make different investment decisions for their clients about the same IPO.
 When a Fund is small, IPOs may greatly increase the Fund's total returns. But, as the Fund grows larger, the Fund is unlikely to achieve the same level of returns from IPOs. Investing in IPOs is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of more established companies.

"Hot issues" are IPOs that trade at a premium when secondary market trading begins. Typically, the demand for "hot issues" exceeds the supply, and the amount of any "hot issue" IPO made available to an investment manager like the Advisor usually is limited. In addition, IPO underwriters tend to offer "hot issues" on a priority basis to investors that have invested or are likely to invest in other offerings underwritten by the same firm or that have executed a significant volume of trades through the firm. A portfolio manager team may buy larger amounts of "hot issue" IPOs for those clients whose past trading, investing and other activities have contributed to the availability of specific "hot issue" IPOs or "hot issue" IPOs generally to the Advisor.

Each portfolio manager team places its clients' orders for a particular IPO with the Advisor's trading desk, and the trading desk seeks to fill those orders together. If the trading desk is not able to obtain the total amount of securities needed to fill all orders, the shares actually obtained are allocated by the trading desk among the participating portfolio manager teams in accordance with pre-established percentages for each team. The trading desk then reallocates each team's percentage among those team clients participating in the order PRO RATA according to the number of shares ordered for each client, subject to rounding up or down to eliminate odd lots or de minimis amounts. The percentages of each limited availability IPO, typically a "hot issue," allocated to each team are fixed in advance, based on the amount of assets under management by each team and other indicators of a team's overall contribution to IPO deal flow, including brokerage generated and the team's overall trading and investing pattern. Team allocation percentages are periodically reevaluated and adjusted if appropriate, generally at intervals of six months or more. In addition, a separate, fixed portion of the percentage allocation of the portfolio manager team that manages the Advisor's private investment companies, or "hedge funds," is specifically designated to go to the hedge funds. Like the team level allocations, the amount designated for the hedge funds is determined in advance and is subject to periodic reevaluation and adjustment. It is designed to recognize the significant contribution made by the trading and investing of the hedge funds to IPO deal flow to the Advisor.

The Advisor's policy and procedures for allocating IPO investment opportunities, including "hot issues," are designed to ensure that all clients are treated fairly and equitably over time. The Advisor does not, however, allocate IPO investment opportunities among its clients in equal amounts or PRO RATA based on the size of an account's assets. Under the Advisor's IPO allocation procedures, certain clients, including the hedge funds, may receive a greater share than other clients (in proportion to the size of their account assets) of the IPO investment opportunities available to the Advisor, including "hot issue" IPOs. These differences in IPO allocations result from, among other things, (1) different judgments made by each portfolio manager team at the time an IPO investment opportunity arises as to whether it would be a desirable and appropriate investment for each particular client and (2) the fact that the Advisor's IPO allocation procedures permit those clients who contribute more to "hot issue" deal flow to receive greater allocations of limited availability "hot issue" IPOs in proportion to the size of their accounts than may be allocated to other clients.

The Advisor also has a policy of blocking further purchases of IPOs for certain client accounts when the portion of the account's total return for the trailing four-calendar-quarter period-to-date that is attributable to IPO investments exceeds certain percentage limits. The restriction remains in place until IPO-driven performance falls below the percentage limits. This policy is designed to help ensure that the Advisor does not attract separate account clients or fund investors on the basis of IPO-driven performance that the Advisor may not be able to sustain or replicate. The blocking policy is applied only to those registered investment companies and separate account clients whose performance is advertised or included in composites of account performance used to market the Advisor's services. The hedge funds managed by the Advisor are not subject to these limits.

The Advisor's policies and procedures generally result in greater IPO allocations (as a percentage of client assets under management) to the hedge funds and to other clients whose accounts are actively traded, have high portfolio turnover rates or invest heavily in all types of IPOs and secondary offerings. As do the hedge funds, these clients may pay the Advisor higher account management fees, including performance fees.


Where more than one of the Advisor's portfolio manager team seeks to have client accounts participate in a deal and the amount of deal securities allocated to the Advisor by the underwriting syndicate is less than the aggregate amount ordered by the Advisor (a "reduced allocation"), the deal securities will be allocated among the portfolio manager teams based on all relevant factors. The primary factor shall be assets under management, although other factors that may be considered in the allocation decision include, but are not limited to, the nature, size, and expected allocation of the deal; the amount of brokerage commissions or other amounts generated by the respective participating portfolio manager teams; and which portfolio manager team is primarily responsible for the Advisor receiving securities in the deal. Based on relevant factors, the Advisor has established general allocation percentages for its portfolio manager teams, and these percentages are reviewed on a regular basis to determine whether asset growth or other factors make it appropriate to use different general allocation percentages for reduced allocations.

When a portfolio manager team receives a reduced allocation of deal securities, the portfolio manager team will allocate the reduced allocation among client accounts in accordance with the allocation percentages set forth in the team's initial allocation instructions for the deal securities, except where this would result in a DE minimis allocation to any client account. On a regular basis, the Advisor reviews the allocation of deal securities to ensure that they have been allocated in a fair and equitable manner that does not unfairly discriminate in favor of certain clients or types of clients.

Transactions in futures contracts are executed through futures commission merchants ("FCMs"). The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts are similar to those in effect with respect to brokerage transactions in securities.

                                    CUSTODIAN


As custodian of the Fund's assets, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, has custody of all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by officers of the Fund. The custodian is in no way responsible for any of the investment policies or decisions of the Fund.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


The Advisor, P.O. Box 2936, Milwaukee, WI 53201, acts as transfer agent and dividend-disbursing agent for the Fund. The Advisor is compensated as follows:



-------------------------------------- -------------------------------------------------------------------------------
        FUND TYPE/SHARE CLASS                                               FEE*
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Money Funds and Investor Class         $32.50 annual open account fee, $4.20 annual closed account fee.
shares of Money Funds
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Advisor Class shares of Money          0.20% of the average daily net asset value of all Advisor Class shares.
Funds(1)
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Institutional class shares of Money    0.015% of the average daily net asset value of all Institutional Class shares.
Funds
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Income Funds and Investor Class        $31.50 annual open account fee, $4.20 annual closed account fee.
shares of Income Funds
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Advisor Class shares of Income Funds   0.20% of the average daily net asset value of all Advisor Class shares.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Institutional Class shares of Income   0.015% of the average daily net asset value of all Institutional Class shares.
Funds
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Equity Funds and Investor Class        $21.75 annual open account fee, $4.20 annual closed account fee.
shares of Equity Funds
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Advisor Class shares of Equity Funds   0.20% of the average daily net asset value of all Advisor Class shares.
-------------------------------------- -------------------------------------------------------------------------------
-------------------------------------- -------------------------------------------------------------------------------
Institutional Class shares of Equity   0.015% of the average daily net asset value of all Institutional Class shares.
Funds
-------------------------------------- -------------------------------------------------------------------------------

* Plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications.
(1) Excluding the Strong Heritage Money Fund. The fee for the Heritage Money Fund is 0.015% of the average daily net asset value of all Advisor Class shares.

The fees and services provided as transfer agent and dividend disbursing agent are in addition to those received and provided by the Advisor under the Advisory Agreements.

From time to time, the Fund, directly or indirectly through arrangements with the Advisor, and/or the Advisor may pay fees to third parties that provide transfer agent type services and other administrative services to persons who beneficially own interests in the Fund, such as participants in 401(k) plans and shareholders who invest through other financial intermediaries. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Advisor for providing these services to Fund shareholders; however, the Advisor may pay to the third party amounts in excess of such limitation out of its own profits.

                                      TAXES

GENERAL


The Fund intends to qualify annually for treatment as a RIC under Subchapter M of the IRC. If so qualified, the Fund will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This qualification does not involve government supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.


In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year at least 90% of its
investment  company  taxable  income   (consisting   generally  of  taxable  net
investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. There is a 30-day period after the end of each calendar year quarter in which to cure any non-compliance with these requirements. From time to time the Advisor may find it necessary to make certain types of investments for the purpose of ensuring that the Fund continues to qualify for treatment as a RIC under the IRC.

If Fund shares are sold at a loss after being held for 12 months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.


The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund may make additional distributions if necessary to avoid imposition of the Excise Tax on undistributed income and gains.

FOREIGN TRANSACTIONS


Dividends and interest received by the Fund may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it. The Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) treat the shareholder's share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources, and (3) either deduct the taxes deemed paid by the shareholder in computing the shareholder's taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.


The Fund holding foreign securities in its investment portfolio maintains its accounts and calculates its income in U.S. dollars. In general, gain or loss (1) from the disposition of foreign currencies and forward currency contracts, (2) from the disposition of foreign-currency-denominated debt securities that are attributable to fluctuations in exchange rates between the date the securities are acquired and their disposition date, and (3) attributable to fluctuations in exchange rates between the time the Fund accrues interest or other receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects those receivables or pays those liabilities, will be treated as ordinary income or loss. A foreign-currency-denominated debt security acquired by the Fund may bear interest at a high normal rate that takes into account expected decreases in the value of the principal amount of the security due to anticipated currency devaluations; in that case, the Fund would be required to include the interest in income as it accrues but generally would realize a currency loss with respect to the principal only when the principal was received (through disposition or upon maturity).


The Fund may invest in the stock of "passive foreign investment companies" ("PFICs") in accordance with its investment objective, policies, and restrictions. A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which probably would have to be distributed to its shareholders to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Fund. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

PASS-THROUGH INCOME TAX EXEMPTION

Most state laws provide a pass-through to mutual fund shareholders of the state and local income tax exemption afforded owners of direct U.S. government obligations. You will be notified annually of the percentage of a Fund's income that is derived from U.S. government securities.


DERIVATIVE INSTRUMENTS

The use of derivatives strategies, such as purchasing and selling (writing) options and futures and entering into forward currency contracts, if applicable, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies, if any (except certain gains therefrom that may be excluded by future regulations), and income from transactions in options, futures, and forward currency contracts, if applicable, derived by the Fund with respect to its business of investing in securities or foreign currencies, if applicable, will qualify as permissible income under the Income Requirement.

For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on options, futures, or forward currency contracts, if any, that are subject to section 1256 of the IRC ("Section 1256 Contracts") and are held by the Fund as of the end of the year, as well as gains and losses on Section 1256 Contracts actually realized during the year. Except for Section 1256 Contracts that are part of a "mixed straddle" and with respect to which the Fund makes a certain election, any gain or loss recognized with respect to Section 1256 Contracts is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Section 1256 Contract.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES

The Fund may acquire zero-coupon, step-coupon, or other securities issued with original issue discount. As a holder of those securities, the Fund must include in its income the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Similarly, the Fund must include in its income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions may be made from the proceeds on sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income or net capital gain, or both.

USE OF TAX-LOT ACCOUNTING

When sell decisions are made by the Fund's portfolio manager, the Advisor generally sells the tax lots of the Fund's securities that results in the lowest amount of taxes to be paid by the shareholders on the Fund's capital gain distributions. The Advisor uses tax-lot accounting to identify and sell the tax lots of a security that have the highest cost basis and/or longest holding period to minimize adverse tax consequences to the Fund's shareholders. However, if the Fund has a capital loss carry forward position, the Advisor would reverse its strategy and sell the tax lots of a security that have the lowest cost basis and/or shortest holding period to maximize the use of the Fund's capital loss carry forward position.

                        DETERMINATION OF NET ASSET VALUE


Generally, when an investor makes any purchases, sales, or exchanges, the price of the investor's shares will be the net asset value ("NAV") next determined after Strong Funds receives a request in proper form (which includes receipt of all necessary and appropriate documentation and subject to available funds) plus any applicable sales charges. If Strong Funds receives such a request prior to the close of the New York Stock Exchange ("NYSE") on a day on which the NYSE is open, the share price will be the NAV determined that day. The NAV for each Fund or each class of shares is normally determined as of 3:00 p.m. Central Time ("CT") each day the NYSE is open. The NYSE is open for trading Monday through Friday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the NYSE closes at a time other than 3:00 p.m. CT or if an emergency exists. The NAV of each Fund or of each class of shares of a Fund is calculated by taking the fair value of the Fund's total assets attributable to that Fund or class, subtracting all its liabilities attributable to that Fund or class, and dividing by the total number of shares outstanding of that Fund or class. Expenses are accrued daily and applied when determining the NAV. The Fund's portfolio securities are valued based on market quotations or at fair value as determined by the method selected by the Fund's Board of Directors.


Equity securities are valued at the last sales price on the NASDAQ or, if not traded on the NASDAQ, at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on NASDAQ for which there were no transactions on a given day or securities not listed on an exchange or NASDAQ are valued at the average of the most recent bid and asked prices. Other exchange-trade securities (generally foreign securities) will be valued based on market quotations.

Securities quoted in foreign currency are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund's NAV on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

                       ADDITIONAL SHAREHOLDER INFORMATION

BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

DOLLAR COST AVERAGING

Strong Funds' Automatic Investment Plan, Payroll Direct Deposit Plan, and Automatic Exchange Plan are methods of implementing dollar cost averaging. Dollar cost averaging is an investment strategy that involves investing a fixed amount of money at regular time intervals. By always investing the same set amount, an investor will be purchasing more shares when the price is low and fewer shares when the price is high. Ultimately, by using this principle in conjunction with fluctuations in share price, an investor's average cost per share may be less than the average transaction price. A program of regular investment cannot ensure a profit or protect against a loss during declining markets. Since such a program involves continuous investment regardless of fluctuating share values, investors should consider their ability to continue the program through periods of both low and high share-price levels.

FEE WAIVERS

The Fund reserves the right to waive some or all fees in certain conditions where the application of the fee would not serve its purpose.

FINANCIAL INTERMEDIARIES

If an investor purchases or redeems shares of the Fund through a financial intermediary, certain features of the Fund relating to such transactions may not be available or may be modified. In addition, certain operational policies of the Fund, including those related to settlement and dividend accrual, may vary from those applicable to direct shareholders of the Fund and may vary among intermediaries. Please consult your financial intermediary for more information regarding these matters. In addition, the Fund may pay, directly or indirectly through arrangements with the Advisor, amounts to financial intermediaries that provide transfer agent type and/or other administrative services to their customers. The Fund will not pay more for these services through intermediary relationships than it would if the intermediaries' customers were direct shareholders in the Fund; however, the Advisor may pay to the financial intermediary amounts in excess of such limitation out of its own profits. Certain financial intermediaries may charge an advisory, transaction, or other fee for their services. Investors will not be charged for such fees if investors purchase or redeem Fund shares directly from the Fund without the intervention of a financial intermediary.

FUND REDEMPTIONS


Shareholders can gain access to the money in their accounts by selling (also called redeeming) some or all of their shares by mail, telephone, computer, automatic withdrawals, or through a broker-dealer, (assuming all the appropriate documents and requirements have been met for these account options). After a redemption request is processed, the proceeds from the sale will normally be sent on the next business day but, in any event, no more than seven days later.


MOVING ACCOUNT OPTIONS AND INFORMATION


When establishing a new account by exchanging funds from an existing Strong Funds account, some account options (such as, the exchange option, Express PurchaseSM, and the redemption option), if existing on the account from which money is exchanged, will automatically be made available on the new account unless the shareholder indicates otherwise, or the option is not available on the new account. Subject to applicable Strong Funds policies, other account options, including automatic investment, automatic exchange, and systematic withdrawal, may be moved to the new account at the request of the shareholder. If allowed by Strong Funds policies (i) once the account options are established on the new account, the shareholder may modify or amend the options, and (ii) account options may be moved or added from one existing account to another new or existing account. Account information, such as the shareholder's address of record and social security number, will be copied from the existing account to the new account.


PROMOTIONAL ITEMS

From time to time, the Advisor and/or Distributor may give de minimis gifts or other immaterial consideration to investors who open new accounts or add to existing accounts with the Strong Funds. In addition, from time to time, the Advisor and/or Distributor, alone or with other entities or persons, may sponsor, participate in conducting, or be involved with sweepstakes, give-aways, contests, incentive promotions, or other similar programs ("Give-Aways"). This is done in order to, among other reasons, increase the number of users of and visits to the Fund's Internet web site. As part of the Give-Aways, persons may receive cash or other awards including without limitation, gifts, merchandise, gift certificates, travel, meals, and lodging. Under the Advisor's and Distributor's standard rules for Give-Aways, their employees, subsidiaries, advertising and promotion agencies, and members of their immediate families are not eligible to enter the Give-Aways.

REDEMPTION IN KIND


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Advisor determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares (a "redemption in kind"). Shareholders receiving securities or other financial assets in a redemption in kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing Strong Funds with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call 1-800-368-3863). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund's remaining shareholders.


Redemption checks in excess of the lesser of $250,000 or 1% of the Fund's assets during any 90-day period may not be honored by the Fund if the Advisor determines that existing conditions make cash payments undesirable.

RETIREMENT PLANS

TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred Traditional IRA. The Strong Funds offer a prototype plan for you to establish your own Traditional IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your Traditional IRA (or up to $4,000 between your Traditional IRA and your non-working spouses' Traditional IRA). Under certain circumstances, your contribution will be deductible.

ROTH IRA: Taxpayers, of any age, who have earned income and whose adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.

EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.

DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals help lower the employees' taxable income. Please note that you may no longer open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.

RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and the Advisor, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

SHARES IN CERTIFICATE FORM

Certificates will be issued for shares held in a Fund account only upon written request. A shareholder will, however, have full shareholder rights whether or not a certificate is requested.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect shareholders and the Fund against fraudulent transactions by unauthorized persons. In the following instances, the Fund will require a signature guarantee for all authorized owners of an account:


o    when adding the redemption option to an existing account;

o when transferring the ownership of an account to another individual or organization;
o    when submitting a written redemption request for more than $100,000;
o when requesting to redeem or redeposit shares that have been issued in certificate form;
o    if requesting a certificate after opening an account;
o when requesting that redemption proceeds be sent to a different name or address than is registered on an account;
o    if adding/changing a name or adding/removing an owner on an account; and
o    if adding/changing the beneficiary on a transfer-on-death account.

A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms, and others. Please note that a notary public stamp or seal is not acceptable.


TELEPHONE AND ELECTRONIC EXCHANGE/REDEMPTION/PURCHASE PRIVILEGES

The Fund employs reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or electronically, providing written confirmations of such transactions to the address of record, tape recording telephone instructions, and backing up electronic transactions.

                                  ORGANIZATION

The Fund is either a "Corporation" or a "Series" of common stock of a Corporation, as described in the chart below:

                                            Incorporation   Date Series   Date Class     Authorized        Par
               Corporation                       Date         Created      Created         Shares       Value ($)
------------------------------------------- --------------- ------------ ------------- ---------------- -----------

Strong Opportunity Fund, Inc.                  07/05/83                                  Indefinite          .01
   - Strong Opportunity Fund*                                07/05/83                    Indefinite          .01
       oInvestor Class(1)                                                  07/05/83      Indefinite          .01
       oAdvisor Class                                                      02/17/00      Indefinite          .01
   -Strong Advisor Endeavor 20 Fund*                        12/15/2000                   Indefinite          .01
       oClass A                                                           12/15/2000     Indefinite          .01
       oClass B                                                           12/15/2000     Indefinite          .01
       oClass C                                                           12/15/2000     Indefinite          .01
       oClass L                                                           12/15/2000     Indefinite          .01
   -Strong Science and Technology Fund                      12/15/2000                   Indefinite          .01

*Described in a different prospectus and Statement of Additional Information.

(1) Prior to February 17, 2000, the Investor Class shares were designated as common stock of the Fund.


The Strong Advisor Endeavor 20 Fund, Strong Opportunity Fund, and Strong Science and Technology Fund are diversified series of Strong Opportunity Fund, Inc., which is an open-end management investment company.

The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations, or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations, or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income, and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter that affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and, in effect, each series will be a separate fund.

                              SHAREHOLDER MEETINGS

The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.

                             PERFORMANCE INFORMATION

The Strong Funds may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, the Advisor may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.

DISTRIBUTION RATE

The distribution rate for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.

AVERAGE ANNUAL TOTAL RETURN


The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period. Average annual total returns reflect the impact of sales charges, if any.


TOTAL RETURN


Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period. Total returns reflect the impact of sales charges, if any.


CUMULATIVE TOTAL RETURN


Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return. Cumulative total returns reflect the impact of sales charges, if any.


COMPARISONS

U.S. TREASURY BILLS, NOTES, OR BONDS. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. Government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

OTHER SOURCES. The Fund's advertisements and supplemental sales literature may contain full or partial reprints of editorials or articles evaluating the Fund's management and performance from such sources as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Mutual Fund Magazine, Barron's, and various investment newsletters. The Fund may also include testimonials from shareholders, clients, and others that describe their experiences with the Fund, the Advisor, or the Distributor, including descriptions of the Fund's performance, features, and attributes and the services, tools, and assistance provided by the Fund, the Advisor, or the Distributor.

INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.


INVESTMENT OBJECTIVE. The Funds offer a comprehensive range of conservative to aggressive investment options. The Funds and their investment objectives are listed below.


FUND NAME                                   INVESTMENT OBJECTIVE
---------                                   --------------------

----------------------------------------- --------------------------------------------------------------------------
CASH MANAGEMENT
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong  Advantage  Fund                    Current  income  with a very low degree of  share-price
                                           fluctuation.
----------------------------------------- --------------------------------------------------------------------------
Strong  Heritage  Money Fund               Current  income,  a stable  share price,  and daily
                                           liquidity.
----------------------------------------- --------------------------------------------------------------------------
Strong  Investors  Money Fund              Current  income,  a stable share price,  and daily
                                           liquidity.
----------------------------------------- --------------------------------------------------------------------------
Strong  Money  Market Fund                 Current  income,  a stable  share  price,  and daily
                                           liquidity.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

Strong Municipal   Advantage  Fund        Federally tax-exempt  current income with a very
                                          low degree of share-price fluctuation.

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Municipal  Money Market Fund       Federally tax-exempt  current  income,  a stable
                                          share-price, and daily liquidity.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

Strong Tax-Free Money Fund                Federally tax-exempt  current  income,  a stable
                                          share-price, and daily liquidity.

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
GROWTH AND INCOME
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong  American  Utilities  Fund         Total return by investing  for both income and capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Balanced Fund                      High total return  consistent with reasonable risk over the long term.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Blue Chip 100 Fund                 Total return by investing for both income and capital growth.
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
Strong Growth and Income Fund             High total return by investing for capital growth and income.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Limited  Resources Fund            Total return by investing for both capital growth and income.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong  Schafer  Balanced  Fund           Total  return by  investing  for both income and capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Schafer Value Fund                 Long-term  capital appreciation    principally    through
                                          investment  in common stocks and other equity securities. Current income is a secondary objective.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
EQUITY
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
Strong Discovery Fund                     Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Dow 30 Value Fund                  Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Enterprise Fund                    Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Growth Fund                        Capital growth.
----------------------------------------- --------------------------------------------------------------------------




----------------------------------------- --------------------------------------------------------------------------
Strong Growth 20 Fund                     Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Index 500 Fund                     To approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S.
                                          market for publicly traded common stocks composed of the larger capitalized companies.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Internet Fund                      Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Large Cap Growth Fund              Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Mid Cap Disciplined Fund           Capital growth.
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
Strong Opportunity Fund                   Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Science and Technology Fund        Capital growth.
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
Strong Strategic Growth Fund              Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Technology 100 Fund                Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong U.S. Emerging Growth Fund          Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Value Fund                         Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------




----------------------------------------- --------------------------------------------------------------------------
INCOME
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
Strong Corporate  Bond Fund               Total  return by investing  for a high level of current
                                          income  with  a  moderate   degree  of share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Government   Securities   Fund     Total return by  investing  for a high level of  current  income  with  a  moderate degree of share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong High-Yield Bond Fund               Total return by investing for a high level of current income and capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Short-Term  Bond Fund              Total  return by investing  for a high level of current
                                          income    with   a   low   degree   of share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Short-Term  High Yield Bond Fund   Total return by  investing  for a high level
                                          of  current  income  with  a  moderate degree of share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
INTERNATIONAL
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Asia Pacific Fund                  Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Foreign MajorMarketsSM Fund        Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong International Bond Fund            High total return by investing for both income and capital appreciation.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong International Stock Fund           Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Overseas Fund                      Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------


----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
LIFE STAGE SERIES
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Aggressive Portfolio               Capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Conservative Portfolio             Total return by investing  primarily  for  income  and
                                          secondarily for capital growth.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Moderate  Portfolio                Total  return  by investing primarily for capital growth
                                          and secondarily for income.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------

----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
MUNICIPAL INCOME
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong High-Yield  Municipal  Bond Fund   Total return by  investing  for a high level
                                          of   federally    tax-exempt   current income.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Municipal  Bond Fund               Total  return by investing   for  a   high   level   of
                                          federally  tax-exempt  current  income with a moderate  degree of share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong  Short-Term  High Yield  Municipal Total return by investing  for a high level of  federally  tax-exempt
Fund                                      current  income with a moderate  degree of
                                          share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------
----------------------------------------- --------------------------------------------------------------------------
Strong Short-Term  Municipal  Bond Fund   Total return by  investing  for a high level of federally tax-exempt current income
                                          with  a  low  degree  of   share-price fluctuation.
----------------------------------------- --------------------------------------------------------------------------


The Advisor also serves as Advisor to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.

The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. The Advisor developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS


       UNDER 1 YEAR                 1 TO 2 YEARS                  4 TO 7 YEARS                 5 OR MORE YEARS
       ------------                 ------------                  ------------                 ---------------
Heritage Money Fund          Advantage Fund               Conservative Portfolio         Aggressive Portfolio
Investors Money Fund         Municipal Advantage Fund     Corporate Bond Fund            American Utilities Fund
Money Market Fund                                         Government Securities Fund     Asia Pacific Fund
Municipal Money Market Fund         2 TO 4 YEARS          High-Yield Bond Fund           Balanced Fund
                                    ------------
Tax-Free Money Fund          Short-Term Bond Fund         High-Yield Municipal Bond      Blue Chip 100 Fund
                             Short-Term High Yield Bond   Fund                           Discovery Fund
                             Fund                         International Bond Fund        Dow 30 Value Fund
                             Short-Term    High    Yield  Municipal Bond Fund            Enterprise Fund
                             Municipal Fund                                              Foreign MajorMarketsSM Fund
                             Short-Term Municipal Bond                                   Growth Fund
                             Fund                                                        Growth 20 Fund
                                                                                         Growth and Income Fund
                                                                                         Index 500 Fund
                                                                                         International Stock Fund
                                                                                         Internet Fund
                                                                                         Large Cap Growth Fund
                                                                                         Limited Resources Fund
                                                                                         Mid Cap Disciplined Fund
                                                                                         Moderate Portfolio
                                                                                         Opportunity Fund
                                                                                         Overseas Fund
                                                                                         Science and Technology Fund
                                                                                         Schafer Balanced Fund
                                                                                         Schafer Value Fund
                                                                                         Strategic Growth Fund
                                                                                         Technology 100 Fund
                                                                                         U.S. Emerging Growth Fund
                                                                                         Value Fund



PRODUCT LIFE CYCLES. Discussions of product life cycles and their potential impact on the Fund's investments may be used in advertisements and sales materials. The basic idea is that most products go through a life cycle that generally consists of an early adoption phase, a rapid growth phase, and a maturity phase. The early adoption phase generally includes the time period during which the product is first being developed and marketed. The rapid growth phase usually occurs when the general public becomes aware of the new product and sales are rising. The maturity phase generally includes the time period when the public has been aware of the product for a period of time and sales have leveled off or declined.

By identifying and investing in companies that produce or service products that are in the early adoption phase of their life cycle, it may be possible for the Fund to benefit if the product moves into a prolonged period of rapid growth that enhances the company's stock price. However, you should keep in mind that investing in a product in its early adoption phase does not provide any guarantee of profit. A product may experience a prolonged rapid growth and maturity phase without any corresponding increase in the company's stock price. In addition, different products have life cycles that may be longer or shorter than those depicted and these variations may influence whether the product has a positive effect on the company's stock price. For example, a product may not positively impact a company's stock price if it experiences an extremely short rapid growth or maturity phase because the product becomes obsolete soon after it is introduced to the general public. Other products may never move past the early adoption phase and have no impact on the company's stock price.

ADDITIONAL FUND INFORMATION

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

         Standard deviation = the square root of  (SIGMA)(xi - xm)2

                                                   ---------
                                                      n-1

Where:   (SIGMA) = "the sum of",
         xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

Other  measures  of  volatility  and  relative   performance   may  be  used  as
appropriate. However, all such measures will fluctuate and do not represent future results.

                               GENERAL INFORMATION

BUSINESS PHILOSOPHY

The Advisor is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, the Advisor strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.


The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, the Advisor believes that active management should produce greater returns than a passively managed index. The Advisor has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. The Advisor believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.


INVESTMENT ENVIRONMENT

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING


These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.



1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

STRONG RETIREMENT PLAN SERVICES

Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.

TURNKEY APPROACH. The retirement plans offered by the Advisor are designed to be streamlined and simple to administer. To this end, the Advisor has invested heavily in the equipment, systems, technology, and people necessary to adopt or convert a plan, and to keep it running smoothly. The Advisor provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, the Advisor provides customizable IRS-approved prototype documents. The Advisor's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

The Advisor strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options.

RETIREMENT OPTIONS. The Advisor works closely with plan sponsors to design a comprehensive retirement program. The open architecture design of the plans allows for the use of the family of mutual funds managed by the Advisor as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.


EDUCATION. Participant education and communication are key to the success of any retirement program, and therefore are two of the most important services that the Advisor provides. The Advisor's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, the Advisor provides attractive, readable print materials that are supplemented with audio and video tapes and retirement education programs. The Advisor will work with plan sponsors to identify participants' education needs.


SERVICE. The Advisor's goal is to provide a world class level of service through the use of experienced retirement plan professionals and advanced technology. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. The Advisor is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries. The Advisor invests in the latest technology in order to provide plan sponsors and participants with superior service.

The Advisor has designed both "high-tech" and "high-touch" systems, providing an automated telephone system and Internet access as well as professional personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.


STRONG FINANCIAL INTERMEDIARY GROUP

The Strong Financial Intermediary Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by the Advisor, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to the Advisor's network of regional representatives, and other specialized services. For more information on the Strong Financial Intermediary Group, call 1-800-368-1683.

                             INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, are the independent accountants for the Fund, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.



                                  LEGAL COUNSEL


Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, WI 53202, acts as legal counsel for the Fund.

                      APPENDIX - DEFINITION OF BOND RATINGS

                     STANDARD & POOR'S ISSUE CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days - including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue  credit  ratings  are  based,  in  varying   degrees,   on  the  following
considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

2.   Nature of and provisions of the obligation;

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

'AAA'

An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

'AA'

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

'A'

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

'BBB'

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

'BB'

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

'B'

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

'CCC'

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

'CC'

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

'C'


A subordinated debt or preferred stock obligation rated 'C' is CURRENTLY HIGHLY VULNERABLE to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.


'D'

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) : The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r

This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             FITCH, INC. ("FITCH") LONG-TERM NATIONAL CREDIT RATINGS


AAA (xxx)

'AAA' national ratings denote the highest rating assigned by Fitch in its national rating scale for that country. This rating is assigned to the "best" credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA (xxx)

'AA' national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country's highest rated issuers or issues.

A (xxx)

'A' national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB (xxx)

'BBB' national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment of these financial commitments than for financial commitments denoted by a higher rated category.

BB (xxx)

'BB' national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to some degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B (xxx)

'B' national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payments is contingent upon a sustained, favourable business and economic environment.

CCC (xxx), CC (xxx), C (xxx)

These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments.

DDD (xxx), DD (xxx), D (xxx)

These categories of national ratings are assigned to entities or financial commitments which are currently in default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.


"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to the 'AAA (xxx)' national rating category or to categories below 'CCC (xxx)'.

                               SHORT-TERM RATINGS

                STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

'A-1'

A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

'A-2'

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

'A-3'

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

'B'

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

'C'

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

'D'

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


           STANDARD & POOR'S SHORT-TERM MUNICIPAL ISSUE CREDIT RATINGS

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.


                         MOODY'S SHORT-TERM DEBT RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


PRIME - 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


o    Leading market positions in well-established industries.
o    High rates of return on funds employed.
o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME - 2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME - 3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

            FITCH, INC. ("FITCH") SHORT-TERM NATIONAL CREDIT RATINGS

F1 (xxx)

Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F2 (xxx)

Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3 (xxx)

Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B (xxx)

Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C (xxx)

Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D (xxx)

Indicates actual or imminent payment default.

A special identifier for the country concerned will be added to all national ratings. For illustrative purposes, (xxx) has been used, as above.


"+" or "-" may be appended to a national rating to denote relative status within a major rating category. Such suffixes are not added to ratings other than 'F1
(xxx)'.


In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our rating definitions for F1+ (xxx), F1 (xxx), F2 (xxx) and F3 (xxx) may be substituted by the regulatory scales, E.G. A1+, A1, A2 and A3.

                          STRONG OPPORTUNITY FUND, INC.

                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS

         (a)      Articles of Incorporation dated July 31, 1996(2)
         (a.1)    Amendment to Articles of Incorporation dated February 17, 2000(4)
         (a.2)    Amendment to Articles of Incorporation dated December 15, 2000
         (b)      Bylaws dated October 20, 1995(1)
         (b.1)    Amendment to Bylaws dated May 1, 1998(3)
         (c)      Specimen Stock Certificate(4)
         (d)      Amended and Restated Investment Advisory Agreement (Opportunity Fund)(4)
         (d.1)    Investment Advisory Agreement (Advisor Endeavor 20 Fund, Science and Technology Fund)
         (e)      Distribution Agreement (Opportunity Fund, Science and Technology Fund)(4)
         (e.1)    Distribution Agreement - Advisor Class (Opportunity Fund)(4)
         (e.2)    Distribution Agreement - Class A (Advisor Endeavor 20 Fund)
         (e.3)    Distribution Agreement - Class B, C, L (Advisor Endeavor 20 Fund)
         (e.4)    Dealer Agreement (Opportunity Fund)(4)
         (e.5)    Services Agreement (Advisor Endeavor 20 Fund, Opportunity Fund)(4)
         (e.6)    Mutual Fund Distribution and Shareholder Services Agreement (Advisor Endeavor 20 Fund)
         (f)      Inapplicable
         (g)      Custody Agreement (Opportunity Fund)(1)
         (g.1)    Custody Agreement (Advisor Endeavor 20 Fund, Science and Technology Fund)
         (g.2)    Global Custody Agreement (Opportunity Fund)(1)
         (g.3)    Amendment to Global Custody Agreement dated August 26, 1996 (Opportunity Fund)(3)
         (h)      Amended and Restated Transfer and Dividend Disbursing Agent Agreement(4)
         (h.1)    Administration Agreement - Investor Class (Opportunity Fund)(4)
         (h.2)    Administration Agreement - Advisor Class (Opportunity Fund)(4)
         (h.3)    Administration Agreement (Advisor Endeavor 20 Fund)
         (i)      Opinion and Consent of Counsel
         (j)      Inapplicable
         (k)      Inapplicable
         (l)      Stock Subscription Agreement
         (m)      Amended and Restated Rule 12b-1 Plan
         (n)      Amended and Restated Rule 18f-3 Plan
         (o)      Inapplicable
         (p)      Code of Ethics for Access Persons dated November 9, 2000
         (p.1)    Code of Ethics for Non-Access Persons dated November 9, 2000
         (q)      Power of Attorney(5)
         (r)      Letter of Representation


(1)      Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on
     Form N-1A of Registrant filed on or about April 25, 1996.

(2)      Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on
     Form N-1A of Registrant filed on or about April 25, 1997.

(3)      Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on
     Form N-1A of Registrant filed on or about March 2, 1999.

(4)      Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on
     Form N-1A of Registrant filed on or about February 22, 2000.

(5)      Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on
     Form N-1A of Registrant filed on or about October 13, 2000.


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

         Registrant neither controls any person nor is under common control with any other person.

Item 25.  INDEMNIFICATION
          ----------------

         Officers and directors of the Fund, its advisor, and underwriter are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $115,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"), Article VII of Registrant's Bylaws provides as follows:

         ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

                  SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through
         180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

                  SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

               SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

               SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         The information contained under "Who are the funds' investment advisor and portfolio managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  PRINCIPAL UNDERWRITERS

     (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Balanced Fund, Inc.; Strong
          Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Equity Funds, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Income Funds II, Inc.; Strong International Equity Funds, Inc.; Strong International Income Funds, Inc.; Strong Large Cap Growth Fund, Inc., Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund II, Inc.; Strong Schafer Funds, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; and Strong Variable Insurance Funds, Inc.

         (b)

Name and Principal                          Positions and Offices               Positions and Offices
BUSINESS ADDRESS                            WITH UNDERWRITER                    WITH FUND
----------------------------------------------------------------------------------------------------------

Peter D. Schwab                             President and Director              none
100 Heritage Reserve
Menomonee Falls, WI  53051

Richard W. Smirl                            Vice President and Chief
100 Heritage Reserve                        Compliance Officer                  none
Menomonee Falls, WI  53051

Dana J. Russart                             Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Michael W. Stefano                          Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Lawrence B. Zuntz                           Vice President                      none
100 Heritage Reserve
Menomonee Falls, WI  53051

Dennis A. Wallestad                         Vice President                      Vice President
100 Heritage Reserve
Menomonee Falls, WI  53051

Elizabeth N. Cohernour                      Secretary                           Vice President and
100 Heritage Reserve                                                            Secretary
Menomonee Falls, WI  53051

Thomas M. Zoeller                           Treasurer and Chief                 Vice President
100 Heritage Reserve                        Financial Officer
Menomonee Falls, WI  53051

Kevin J. Scott                              Assistant Treasurer                 none
100 Heritage Reserve
Menomonee Falls, WI  53051





Constance R. Wick                          Assistant Secretary                  none
100 Heritage Reserve
Menomonee Falls, WI  53051

         (c)  None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Elizabeth N. Cohernour, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29.  MANAGEMENT SERVICES

         All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  UNDERTAKINGS

         None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 27th day of December, 2000.

                                                   STRONG OPPORTUNITY FUND, INC.
                                                        (Registrant)


                                          By: /S/ ELIZABETH N. COHERNOUR
                                         ---------------------------------------
                                          Elizabeth N. Cohernour, Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

                     NAME                                          TITLE                              DATE


                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                         December 27, 2000
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                             December 27, 2000
-----------------------------------------------
John W. Widmer


                                                Director                                        December 27, 2000
-----------------------------------------------
Marvin E. Nevins*


                                                Director                                        December 27, 2000
-----------------------------------------------
Willie D. Davis*


                                                Director                                        December 27, 2000
-----------------------------------------------
William F. Vogt*


                                                Director                                        December 27, 2000
-----------------------------------------------
Stanley Kritzik*


                                                Director                                        December 27, 2000
-----------------------------------------------
Neal Malicky*


*Susan A. Hollister signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A.



                                                      By: /S/ SUSAN A. HOLLISTER
                               -------------------------------------------------
                                                              Susan A. Hollister

                                  EXHIBIT INDEX

                                                                                                          EDGAR
  EXHIBIT NO.                                        EXHIBIT                                           EXHIBIT NO.
  -----------                                        -------                                           ----------

(a.2)            Amendment to Articles of Incorporation                                            EX-99.a2
(d.1)            Investment Advisory Agreement                                                     EX-99.d1
(e.2)            Distribution Agreement - Class A                                                  EX-99.e2
(e.3)            Distribution Agreement - Class B, C, L                                            EX-99.e3
(e.6)            Mutual Fund Distribution and Shareholder Services Agreement                       EX-99.e6
(g.1)            Custody Agreement                                                                 EX-99.g1
(h.3)            Administration Agreement                                                          EX-99.h3
(i)              Opinion and Consent of Counsel                                                    EX-99.i
(l)              Stock Subscription Agreement                                                      EX-99.l
(m)              Amended and Restated Rule 12b-1 Plan                                              EX-99.m
(n)              Amended and Restated Rule 18f-3 Plan                                              EX-99.n
(p)              Code of Ethics for Access Persons                                                 EX-99.p
(p.1)            Code of Ethics for Non-Access Persons                                             EX-99.p1
(r)              Letter of Representation                                                          EX-99.r
